GLENMEDE



                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                          APRIL 30, 2000 -- (UNAUDITED)
                                                           TAX-         CORE
                                           GOVERNMENT     EXEMPT        FIXED
                                              CASH         CASH        INCOME
                                            PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          ------------ ------------ ------------
ASSETS:
   Investments:
   Investments at value.................  $162,703,471 $386,088,196 $180,750,880
   Repurchase agreements................   229,954,854           --   16,767,000
                                          ------------ ------------ ------------
     Total investments..................   392,658,325  386,088,196  197,517,880
                                          ------------ ------------ ------------
   Cash ................................            --      152,639          625
   Receivable for securities sold.......            --    1,100,138           --
   Receivable for collateral on
     securities loaned ................             --           --   26,432,433
   Interest receivable..................       880,335    2,625,822    2,352,912
   Prepaid expenses.....................         5,154       11,041        5,282
                                          ------------ ------------ ------------
     Total assets.......................   393,543,814  389,977,836  226,309,132
                                          ------------ ------------ ------------

LIABILITIES:
   Dividends payable....................     2,017,211    1,278,257           --
   Payable for securities purchased.....            --           --    3,426,713
   Reverse repurchase agreements........            --           --   17,680,000
   Payable for securities on loan.......            --           --   26,432,433
   Accrued expenses.....................        43,990       46,816      223,177
                                          ------------ ------------ ------------
     Total liabilities..................     2,061,201    1,325,073   47,762,323
                                          ------------ ------------ ------------
NET ASSETS..............................  $391,482,613 $388,652,763 $178,546,809
                                          ============ ============ ============

SHARES OUTSTANDING  ....................   391,446,972  388,734,665   17,984,584
                                          ============ ============ ============
NET ASSET VALUE PER SHARE...............  $       1.00 $       1.00 $       9.93
                                          ============ ============ ============

                       See Notes to Financial Statements.
                                      --1--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
               STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

                                                        SMALL
                                          STRATEGIC CAPITALIZATION   LARGE CAP
                                           EQUITY        VALUE         VALUE
                                        PORTFOLIO(1) PORTFOLIO(2)    PORTFOLIO
                                        ------------ ------------  ------------
ASSETS:
   Investments:
   Investments at value...............  $169,463,628 $281,209,444    $22,291,683
   Repurchase agreements..............     5,109,000      444,000             --
                                        ------------ ------------   ------------
     Total investments................   174,572,628  281,653,444     22,291,683
                                        ------------ ------------   ------------
   Cash ..............................            87          134         96,121
   Receivable for securities sold.....        28,200      604,500        339,479
   Receivable for collateral on
     securities loaned...............      2,385,000    9,744,400      1,559,100
   Dividends receivable...............       100,785       47,098         18,977
   Interest receivable................         2,376          206             --
   Prepaid expenses...................         5,545       65,983          4,356
                                        ------------ ------------   ------------
     Total assets.....................   177,094,621  292,115,765     24,309,716
                                        ------------ ------------   ------------

LIABILITIES:
   Dividends payable..................            --       16,048             --
   Payable for fund shares redeemed...       460,202      206,216             --
   Payable for securities purchased...     2,011,125      234,683             --
   Payable for securities on loan.....     2,385,000    9,744,400      1,559,100
   Accrued expenses...................        11,342      256,741          4,003
                                        ------------ ------------   ------------
     Total liabilities................     4,867,669   10,458,088      1,563,103
                                        ------------ ------------   ------------
NET ASSETS............................  $172,226,952 $281,657,677    $22,746,613
                                        ============ ============   ============

SHARES OUTSTANDING  ..................     6,507,341   14,429,892(3)   2,172,945
                                        ============ ============   ============
NET ASSET VALUE PER SHARE.............  $      26.47 $      17.69(3)$      10.47
                                        ============ ============   ============

-----------------
(1) On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
(2) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.
(3) These Shares Outstanding and Net Asset Value Per Share are for the Advisor Class. The Net Assets for the Advisor Class are $255,221,260. For the Institutional Class the Shares Outstanding are 1,496,839 and the Net Asset Value Per Share is $17.66. The Net Assets for the Institutional Class are $26,436,417.

                       See Notes to Financial Statements.
                                      --2--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
               STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

                                                      INSTITUTIONAL   EMERGING
                                        INTERNATIONAL INTERNATIONAL    MARKETS
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
                                        -------------- ------------  -----------
ASSETS:
   Investments:
   Investments at value................ $1,499,591,957 $226,215,433  $62,749,868
   Repurchase agreements...............     32,337,000           --           --
                                        -------------- ------------  -----------
     Total investments.................  1,531,928,957  226,215,433   62,749,868
                                        -------------- ------------  -----------
   Cash ...............................             --    9,726,890    1,733,677
   Receivable for fund shares sold.....      6,946,246       27,934           --
   Receivable for securities sold......     15,912,575    4,948,663    1,402,028
   Receivable for collateral on
     securities loaned ...............     323,888,287   42,002,475    1,639,500
   Dividends receivable................      5,246,402      830,044       59,566
   Interest receivable.................         15,037           --           --
   Foreign tax reclaims receivable.....        910,530      107,776           --
   Prepaid expenses....................         21,807           74          832
                                        -------------- ------------  -----------
     Total assets......................  1,884,869,841  283,859,289   67,585,471
                                        -------------- ------------  -----------

LIABILITIES:
   Dividend payable....................             --        8,879           --
   Payable for fund shares redeemed....        211,184    5,750,474           --
   Payable for securities purchased....             --           --    1,285,736
   Payable for securities on loan......    323,888,287   42,002,475    1,639,500
   Accrued expenses....................        210,562      152,964      273,424
                                        -------------- ------------  -----------
     Total liabilities.................    324,310,033   47,914,792    3,198,660
                                        -------------- ------------  -----------
NET ASSETS............................. $1,560,559,808 $235,944,497  $64,386,811
                                        ============== ============  ===========

SHARES OUTSTANDING....................      86,822,961   13,384,807    6,936,567
                                        ============== ============  ===========
NET ASSET VALUE PER SHARE.............  $        17.97 $      17.63  $      9.28
                                        ============== ============  ===========

                       See Notes to Financial Statements.
                                     --3--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
               STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                          APRIL 30, 2000 -- (UNAUDITED)
                                                           SMALL
                                              GLOBAL  CAPITALIZATION    CORE
                                              EQUITY       GROWTH        VALUE
                                            PORTFOLIO  PORTFOLIO(1) PORTFOLIO(2)
                                           -----------  -----------  -----------
ASSETS:
   Investments:
   Investments at value..................  $28,756,649  $66,663,001  $18,975,243
   Repurchase agreements.................      550,000    4,417,000      243,000
                                           -----------  -----------  -----------
     Total investments...................   29,306,649   71,080,001   19,218,243
                                           -----------  -----------  -----------
   Cash .................................          830        1,346          253
   Receivable for fund shares sold.......           --      243,500           --
   Receivable for securities sold........      364,513      509,816      211,028
   Receivable for collateral on
     securities loaned                       2,455,980   10,463,345           --
   Dividends receivable..................       80,720           --       11,406
   Interest receivable...................          256        2,054          113
   Foreign tax reclaims receivable.......       23,691           --           --
   Prepaid expenses......................        6,917       10,173          767
                                           -----------  -----------  -----------
     Total assets........................   32,239,556   82,310,235   19,441,810
                                           -----------  -----------  -----------

LIABILITIES:
   Payable for fund shares redeemed......           --       52,266           --
   Payable for securities purchased......           --      763,861      335,699
   Payable for securities on loan........    2,455,980   10,463,345           --
   Accrued expenses......................       27,322       45,000       12,992
                                           -----------  -----------  -----------
     Total liabilities...................    2,483,302   11,324,472      348,691
                                           -----------  -----------  -----------
NET ASSETS...............................  $29,756,254  $70,985,763  $19,093,119
                                           ===========  ===========  ===========

SHARES OUTSTANDING  .....................    2,627,088    8,208,421    1,771,757
                                           ===========  ===========  ===========
NET ASSET VALUE PER SHARE................  $     11.33  $      8.65  $     10.78
                                           ===========  ===========  ===========

-------------------
(1) Small Capitalization Growth Portfolio commenced operations on December 29, 1999.
(2) Core Value Portfolio commenced operations on February 28, 2000.

                       See Notes to Financial Statements.
                                      --4--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)
                                                            TAX-       CORE
                                            GOVERNMENT     EXEMPT      FIXED
                                               CASH         CASH       INCOME
                                            PORTFOLIO    PORTFOLIO   PORTFOLIO
                                           -----------  ----------  -----------
Investment income:
   Interest............................... $11,316,186  $7,106,380  $ 7,281,710
                                           -----------  ----------  -----------
     Total investment income..............  11,316,186   7,106,380    7,281,710
                                           -----------  ----------  -----------

Expenses:
   Administration fee.....................      72,627      71,084       35,542
   Professional fees......................      22,220      24,436       13,772
   Interest expense.......................          --          --      505,414
   Pricing fees...........................       1,561       9,044        5,262
   Shareholder report expense.............       2,730       3,595        3,241
   Shareholder servicing fees ............     102,221      98,466       47,646
   Custodian fee..........................      12,740       9,699        9,320
   Directors' fees and expenses...........       2,812       5,822        3,116
   Registration and filing fees...........         945       1,247           --
   Other expenses.........................       3,704       4,650        2,076
                                           -----------  ----------  -----------
     Total expenses.......................     221,560     228,043      625,389
                                           -----------  ----------  -----------
   Net investment income .................  11,094,626   6,878,337    6,656,321
                                           -----------  ----------  -----------
Realized and unrealized loss:
   Net realized loss on:
     Securities transactions..............          --          --   (2,413,125)
                                           -----------  ----------  -----------
     Net realized loss....................          --          --   (2,413,125)
                                           -----------  ----------  -----------
   Net change in unrealized appreciation/
     depreciation of:
     Securities...........................          --          --   (2,539,115)
                                           -----------  ----------  -----------
     Net unrealized appreciation/depreciation       --          --   (2,539,115)
                                           -----------  ----------  -----------
Net realized and unrealized loss..........          --          --   (4,952,240)
                                           -----------  ----------  -----------
Net increase in net assets
   resulting from operations.............. $11,094,626  $6,878,337  $ 1,704,081
                                           ===========  ==========  ===========

                       See Notes to Financial Statements.
                                      --5--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                     STATEMENTS OF OPERATIONS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)
                                                            SMALL
                                            STRATEGIC CAPITALIZATION  LARGE CAP
                                             EQUITY        VALUE        VALUE
                                          PORTFOLIO(3) PORTFOLIO(4)   PORTFOLIO
                                           -----------  ----------  -----------
Investment income:
   Dividends (net of foreign
    withholding taxes)(1)................   $  755,460  $ 1,981,272 $   341,221
   Interest..............................      130,583      128,931       5,759
                                           -----------  ----------  -----------
     Total investment income.............      886,043    2,110,203     346,980
                                           -----------  ----------  -----------

Expenses:
   Investment advisory fee ..............           --      771,685          --
   Administration fee....................       28,994       50,716       7,276
   Professional fees.....................        8,882       30,290       5,498
   Shareholder report expense............        2,457       21,918       2,184
   Shareholder servicing fees
    (Advisor Class(2))...................       40,703      314,893      10,061
   Shareholder servicing fees
    (Institutional Class(2)) ............           --        7,174          --
   Custodian fee.........................        5,205        9,846       2,335
   Directors' fees and expenses..........        1,684        4,278         823
   Registration and filing fees..........        2,862       13,071       1,692
   Other expenses........................        1,185        3,062         413
                                           -----------  ----------  -----------
     Total expenses......................       91,972    1,226,933      30,282
                                           -----------  ----------  -----------
   Net investment income.................      794,071      883,270     316,698
                                           -----------  ----------  -----------
Realized and unrealized gain:
   Net realized gain on:
     Securities transactions.............   18,173,865   22,291,262   1,327,602
                                           -----------  ----------  -----------
     Net realized gain...................   18,173,865   22,291,262   1,327,602
                                           -----------  ----------  -----------
   Net change in unrealized appreciation/
     depreciation of:
     Securities including options........    6,487,948   23,191,104  (4,406,695)
                                           -----------  ----------  -----------
     Net unrealized appreciation/
       depreciation .....................    6,487,948   23,191,104  (4,406,695)
                                           -----------  ----------  -----------
Net realized and unrealized gain/(loss)...  24,661,813   45,482,366  (3,079,093)
                                           -----------  ----------  -----------
Net increase/(decrease) in net assets
   resulting from operations.............. $25,455,884  $46,365,636 $(2,762,395)
                                           ===========  =========== ===========

-------------------
(1) The Strategic Equity Portfolio had foreign dividend withholding taxes of $8,485.
(2) For Small Capitalization Value Portfolio only.
(3) On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
(4) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.

                       See Notes to Financial Statements.
                                      --6--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                     STATEMENTS OF OPERATIONS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)
                                    .........
                                                       INSTITUTIONAL   EMERGING
                                         INTERNATIONAL INTERNATIONAL    MARKETS
                                           PORTFOLIO    PORTFOLIO     PORTFOLIO
                                         ------------- ------------  ----------
Investment income:
   Dividends (net of foreign
     withholding taxes)(1).............. $  15,795,598 $  2,144,722  $  376,383
   Interest.............................     1,105,874      340,102          --
                                         ------------- ------------  ----------
     Total investment income............    16,901,472    2,484,824     376,383
                                         ------------- ------------  ----------

Expenses:
   Investment advisory fee .............            --      836,891     491,809
   Administration fee...................       269,954       38,959      14,255
   Professional fees....................        62,379        6,590       7,114
   Pricing fees.........................         6,812        4,994       2,897
   Shareholder report expense...........         7,252        4,040       4,903
   Shareholder servicing fees ..........       387,751           --          --
   Custodian fee........................        89,812        7,320     124,181
   Directors' fees and expenses.........        17,589        2,193       2,126
   Registration and filing fees.........        10,699        8,616          --
   Other expenses.......................         8,808        2,296       1,431
                                         ------------- ------------  ----------
     Total expenses.....................       861,056      911,899     648,716
                                         ------------- ------------  ----------
   Net investment income/(expenses in excess
     of investment income)..............    16,040,416    1,572,925    (272,333)
                                         ------------- ------------  ----------
Realized and unrealized gain/(loss):
   Net realized gain/(loss) on:
     Securities transactions............   117,696,232   16,331,029  14,794,779
     Foreign currency transactions......    (2,334,223)    (752,623)   (322,450)
                                         ------------- ------------  ----------
     Net realized gain..................   115,362,009   15,578,406  14,472,329
                                         ------------- ------------  ----------
   Net change in unrealized appreciation/
     depreciation of:
     Securities including options.......  (110,255,086) (19,258,897) (1,981,996)
     Foreign currency translation.......    (1,030,067)    (162,593)     12,003
                                         ------------- ------------  ----------
     Net unrealized appreciation/
       depreciation.....................  (111,285,153) (19,421,490) (1,969,993)
                                         ------------- ------------  ----------
Net realized and unrealized gain/(loss).     4,076,856   (3,843,084) 12,502,336
                                         ------------- ------------  ----------
Net increase/(decrease) in net assets
   resulting from operations............ $  20,117,272 $ (2,270,159)$12,230,003
                                         ============= ============ ===========

-----------------------
(1) The International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio had foreign dividend withholding taxes of $2,087,903, $280,390 and $38,980, respectively.

                       See Notes to Financial Statements.
                                      --7--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                     STATEMENTS OF OPERATIONS -- (CONCLUDED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)

                                                          SMALL
                                              GLOBAL  CAPITALIZATION    CORE
                                              EQUITY      GROWTH        VALUE
                                            PORTFOLIO  PORTFOLIO(2) PORTFOLIO(3)
                                           ----------- ------------ ------------
Investment income:
   Dividends (net of foreign
     withholding taxes)(1)                 $   294,599 $      7,008     $ 26,866
   Interest...............................      11,847      190,876        8,506
                                           ----------- ------------     --------
     Total investment income..............     306,446      197,884       35,372
                                           ----------- ------------     --------

Expenses:
   Investment advisory fee ...............     105,946      153,042       11,830
   Registration and filing fees...........         303          372          189
   Administration fee.....................       5,483        6,352          950
   Professional fees......................      12,925        3,551        1,804
   Shareholder report expense.............       2,671        1,463          743
   Shareholder servicing fees.............          --       44,940           --
   Pricing fees...........................      10,518           --        1,318
   Custodian fee..........................       8,537        3,720        1,890
   Directors' fees and expenses...........         563          657          334
   Other expenses.........................       1,161          425          169
                                           ----------- ------------     --------
     Total expenses.......................     148,107      214,522       19,227
                                           ----------- ------------     --------
   Net investment income/(expenses in excess of
     investment income)..................      158,339      (16,638)      16,145
                                           =========== ============     ========
Realized and unrealized gain/(loss):
   Net realized gain/(loss) on:
     Securities transactions..............   1,252,182   (3,484,677)      48,958
     Foreign currency transactions........     (37,043)          --           --
                                           ----------- ------------     --------
     Net realized gain/(loss).............   1,215,139   (3,484,677)      48,958
                                           ----------- ------------     --------
   Net change in unrealized appreciation/
     depreciation of:
     Securities including options.........  (1,494,740)  (8,288,365)     894,867
     Foreign currency translation.........     (10,554)          --           --
                                           ----------- ------------     --------
     Net unrealized appreciation/
       depreciation                         (1,505,294)  (8,288,365)     894,867
                                           ----------- ------------     --------
Net realized and unrealized gain/(loss)...    (290,155) (11,773,042)     943,825
                                           ----------- ------------     --------
Net increase/(decrease) in net assets
   resulting from operations.............. $  (131,816)$(11,789,680)    $959,970
                                           =========== ============     ========

------------------
(1) The Global Equity Portfolio had foreign dividend withholding taxes of $33,388.
(2) Small Capitalization Growth Portfolio commenced operations on December 29, 1999.
(3) Core Value Portfolio commenced operations on February 28, 2000.

                       See Notes to Financial Statements.
                                      --8--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)

                                                          TAX-         CORE
                                          GOVERNMENT     EXEMPT        FIXED
                                             CASH         CASH        INCOME
                                          PORTFOLIO    PORTFOLIO    PORTFOLIO
                                        ------------  -----------   -----------
Net investment income.................. $ 11,094,626 $  6,878,337  $  6,656,321
Net realized loss on:
   Security transactions...............           --           --    (2,413,125)
Net change in unrealized appreciation/
   depreciation of:
   Securities..........................           --           --    (2,539,115)
                                        ------------ ------------  ------------
Net increase in net assets resulting
   from operations.....................   11,094,626    6,878,337     1,704,081
Distributions to shareholders from:
   Net investment income...............  (11,094,626)  (6,878,337)   (6,910,013)
Net increase/(decrease) in net assets from
   capital share transactions..........  (14,424,835)  38,620,281   (46,931,447)
                                        ------------ ------------  ------------
Net increase/(decrease) in net assets..  (14,424,835)  38,620,281   (52,137,379)
NET ASSETS:
Beginning of period....................  405,907,448  350,032,482   230,684,188
                                        ------------ ------------  ------------
End of period.......................... $391,482,613 $388,652,763  $178,546,809
                                        ============ ============  ============
--------------------------------------------------------------------------------

                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                          TAX-         CORE
                                          GOVERNMENT     EXEMPT        FIXED
                                             CASH         CASH        INCOME
                                          PORTFOLIO    PORTFOLIO    PORTFOLIO
                                        ------------ ------------  ------------
Net investment income.................. $ 23,644,029 $ 11,041,964  $ 15,832,383
Net realized loss on:
   Security transactions...............           --           --    (1,959,380)
Net change in unrealized appreciation/
   depreciation of:
   Securities..........................           --           --   (12,047,888)
                                        ------------ ------------  ------------
Net increase in net assets resulting
   from operations.....................   23,644,029   11,041,964     1,825,115
Distributions to shareholders from:
   Net investment income...............  (23,644,029) (11,041,964)  (15,879,969)
Net decrease in net assets from
   capital share transactions..........  (24,257,637) (25,891,941)  (14,247,142)
                                        ------------ ------------  ------------
Net decrease in net assets.............  (24,257,637) (25,891,941)  (28,301,996)
NET ASSETS:
Beginning of year......................  430,165,085  375,924,423   258,986,184
                                        ------------ ------------  ------------
End of year............................ $405,907,448 $350,032,482  $230,684,188
                                        ============ ============  ============

                       See Notes to Financial Statements.
                                     --9---

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)

                                                         SMALL
                                          STRATEGIC CAPITALIZATION  LARGE CAP
                                           EQUITY        VALUE        VALUE
                                        PORTFOLIO(2) PORTFOLIO(3)   PORTFOLIO
                                        ------------ ------------  ------------
Net investment income.................. $    794,071 $    883,270  $    316,698
Net realized gain on:
   Security transactions including
     options...........................   18,173,865   22,291,263     1,327,602
Net change in unrealized appreciation/
   depreciation of:
   Securities..........................    6,487,948   23,191,104    (4,406,695)
                                        ------------ ------------  ------------
Net increase/(decrease) in
    net assets resulting
   from operations.....................   25,455,884   46,365,637    (2,762,395)
Distributions to shareholders from:
   Net investment income
     (Advisor Class(1))................     (726,710)    (827,039)     (294,195)
   Net investment income
     (Institutional Class(1))..........           --     (108,375)           --
   Net realized gain on investments....     (156,681)          --      (385,068)
Net decrease in net assets from
  capital share transactions...........   (1,129,219) (45,585,004)  (32,989,733)
                                        ------------ ------------  ------------
Net increase/(decrease) in net assets..   23,443,274     (154,781)  (36,431,391)
NET ASSETS:
Beginning of period....................  148,783,678  281,812,458    59,178,004
                                        ------------ ------------  ------------
End of period.......................... $172,226,952 $281,657,677  $ 22,746,613
                                        ============ ============  ============
--------------------------------------------------------------------------------

                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                          SMALL
                                           STRATEGIC CAPITALIZATION  LARGE CAP
                                            EQUITY        VALUE        VALUE
                                         PORTFOLIO(2) PORTFOLIO(3)   PORTFOLIO
                                         ------------ ------------ ------------
Net investment income..................  $  1,803,001 $  4,097,753 $    928,494
Net realized gain/(loss) on:
   Security transactions including
   options..............................   14,604,117  (21,112,207)  11,038,346
Net change in unrealized appreciation of:
   Securities...........................   16,672,595   15,487,511    1,102,108
                                         ------------ ------------ ------------
Net increase/(decrease) in net assets resulting
   from operations......................   33,079,713   (1,526,943)  13,068,948
Distributions to shareholders from:
   Net investment income
    (Advisor Class(1))..................   (1,837,172)  (3,515,853)  (1,001,562)
   Net investment income
    (Institutional Class(1))............           --     (518,163)          --
   Net realized gain on investments.....  (14,731,224)          --  (11,060,260)
Net decrease in net assets from
  capital share transactions............  (20,328,277) (52,016,589)  (8,449,461)
                                         ------------ ------------ ------------
Net decrease in net assets..............   (3,816,960) (57,577,548)  (7,442,335)
NET ASSETS:
Beginning of year.......................  152,600,638  339,390,006   66,620,339
                                         ------------ ------------ ------------
End of year............................. $148,783,678 $281,812,458 $ 59,178,004
                                         ============ ============ ============
---------------
(1) For Small Capitalization Value Portfolio only.
(2) On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
(3) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.

                       See Notes to Financial Statements.
                                     --10--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)

                                                      INSTITUTIONAL   EMERGING
                                        INTERNATIONAL INTERNATIONAL   MARKETS
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO
                                         ------------ ------------ ------------
Net investment income/(expenses in
   excess of investment income).......  $  16,040,416 $  1,572,925 $   (272,333)
Net realized gain/(loss) on:
   Security transactions including
     options..........................    117,696,232   16,331,029   14,794,779
   Foreign currency transactions......     (2,334,223)    (752,623)    (322,450)
Net change in unrealized appreciation/
   depreciation of:
   Securities.........................   (111,285,153) (19,421,490)  (1,981,996)
   Foreign currency translation.......             --           --       12,003
                                       -------------- ------------ ------------
Net increase/(decrease) in net assets resulting
   from operations....................     20,117,272   (2,270,159)  12,230,003
Distributions to shareholders from:
   Net investment income .............    (12,073,537)  (1,111,237)          --
Net increase/(decrease) in net assets from
  capital share transactions..........     51,957,187   63,374,803  (21,017,490)
                                       -------------- ------------ ------------
Net increase/(decrease) in net assets.     60,000,922   59,993,407   (8,787,487)
NET ASSETS:
Beginning of period..................   1,500,558,886  175,951,090   73,174,298
                                       -------------- ------------ ------------
End of period .......................  $1,560,559,808 $235,944,497 $ 64,386,811
                                       ============== ============ ============
--------------------------------------------------------------------------------

                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                     INSTITUTIONAL   EMERGING
                                       INTERNATIONAL INTERNATIONAL    MARKETS
                                          PORTFOLIO    PORTFOLIO     PORTFOLIO
                                       -------------- ------------ ------------
Net investment income /(expenses in
   excess of investment income).......  $  33,380,577 $  2,471,023 $   (109,589)
Net realized gain/(loss) on:
   Security transactions including
     options..........................     84,936,877    7,631,695    7,297,717
   Foreign currency transactions......       (449,376)    (165,993)    (810,395)
Net change in unrealized appreciation/
   depreciation of:
   Securities.........................    167,629,466   17,099,963   16,533,844
   Foreign currency translation.......        (74,442)      (5,972)      51,350
                                       -------------- ------------ ------------
Net increase in net assets resulting
   from operations....................    285,423,102   27,030,716   22,962,927
Distributions to shareholders from:
   Net investment income .............    (43,332,727)  (3,353,836)          --
   Net realized gain on investments...    (81,571,581)  (7,782,284)          --
Net increase/(decrease) in net assets
  from capital share transactions.....    204,848,287   61,329,386   (5,577,232)
                                       -------------- ------------ ------------
Net increase in net assets............    365,367,081   77,223,982   17,385,695
NET ASSETS:
Beginning of year.....................  1,135,191,805   98,727,108   55,788,603
                                       -------------- ------------ ------------
End of year........................... $1,500,558,886 $175,951,090 $ 73,174,298
                                       ============== ============ ============

                       See Notes to Financial Statements.
                                     --11--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)

                                                         SMALL
                                            GLOBAL   CAPITALIZATION    CORE
                                            EQUITY       GROWTH        VALUE
                                           PORTFOLIO  PORTFOLIO(1)  PORTFOLIO(2)
                                          ----------- ------------  ------------
Net investment income/(expenses in
   excess of investment income).........   $  158,339 $    (16,638)  $   16,145
Net realized gain/(loss) on:
   Security transactions including
    options.............................    1,252,182   (3,484,677)      48,958
   Foreign currency transactions........      (37,043)          --           --
Net change in unrealized appreciation/
   depreciation of:
   Securities...........................   (1,494,740)  (8,288,365)     894,867
   Foreign currency translation.........      (10,554)          --           --
                                          ----------- ------------  -----------
Net increase/(decrease) in net assets
   resulting from operations............     (131,816) (11,789,680)     959,970
Distributions to shareholders from:
   Net investment income ...............     (131,354)          --      (15,744)
Net increase/(decrease) in net
  assets from capital share
  transactions and other transactions ..      (20,097)  82,775,443   18,148,893
                                          ----------- ------------  -----------
Net increase/(decrease) in net assets...     (283,267)  70,985,763   19,093,119
NET ASSETS:
Beginning of period.....................   30,039,521           --           --
                                          ----------- ------------  -----------
End of period...........................  $29,756,254 $ 70,985,763  $19,093,119
                                          =========== ============  ===========
--------------------------------------------------------------------------------

                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                             GLOBAL
                                             EQUITY
                                           PORTFOLIO
                                          -----------
Net investment income...................  $   412,214
Net realized gain on:
   Security transactions including
     options............................    1,377,113
   Foreign currency transactions........        2,384
Net change in unrealized appreciation/
   depreciation of:
   Securities...........................    3,450,215
   Foreign currency translation.........       (1,723)
                                          -----------
Net increase in net assets resulting
   from operations......................    5,240,203
Distributions to shareholders from:
   Net investment income................     (616,853)
   Net realized gain on investments.....   (1,221,117)
Net increase in net assets from capital
   share transactions and other
   transactions.........................    1,326,639
                                          -----------
Net increase in net assets..............    4,728,872
NET ASSETS:
Beginning of year.......................   25,310,649
                                          -----------
End of year.............................  $30,039,521
                                          ===========

---------------------
(1) Small Capitalization Growth Portfolio commenced operations on December 29, 1999.
(2) Core Value Portfolio commenced operations on February 28, 2000.

                       See Notes to Financial Statements.
                                     --12--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    GOVERNMENT CASH PORTFOLIO
                               SIX MONTHS  ------------------------------------------------
                                 ENDED                YEAR ENDED OCTOBER 31,
                                APRIL 30,  ------------------------------------------------
                                 2000(3)     1999      1998      1997      1996      1995
                                --------   --------  --------  --------  --------  --------
Net asset value, beginning
   of period...............     $   1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                --------   --------  --------  --------  --------  --------
Net investment income......        0.025      0.049     0.051     0.054     0.053     0.059
Distributions from net
   investment income.......       (0.025)    (0.049)   (0.051)   (0.054)   (0.053)   (0.059)
                                --------   --------  --------  --------  --------  --------
Net asset value, end
   of period...............     $   1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                ========   ========  ========  ========  ========  ========
Total Return(1)............         2.79%      5.00%     5.63%     5.53%     5.46%     5.87%
                                ========   ========  ========  ========  ========  ========
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's)..............     $391,483   $405,907  $430,165  $451,038  $452,395  $408,605
Ratio of operating expenses to
   average net assets......         0.11%(2)   0.11%     0.11%     0.13%     0.16%     0.15%
Ratio of net investment income
   to average net assets...         5.54%(2)   4.87%     5.41%     5.39%     5.32%     5.71%

---------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.
                                     --13--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     TAX-EXEMPT CASH PORTFOLIO
                               SIX MONTHS  ------------------------------------------------
                                 ENDED                YEAR ENDED OCTOBER 31,
                                APRIL 30,  ------------------------------------------------
                                 2000(3)     1999      1998      1997      1996      1995
                                --------   --------  --------  --------  --------  --------
Net asset value, beginning
   of period...............     $   1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                --------   --------  --------  --------  --------  --------
Net investment income......        0.018      0.030     0.034     0.034     0.034     0.038
Distributions from net
   investment income.......       (0.018)    (0.030)   (0.034)   (0.034)   (0.034)   (0.038)
                                --------   --------  --------  --------  --------  --------
Net asset value, end
   of period...............     $   1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                ========   ========  ========  ========  ========  ========
Total Return(1)............         1.75%      3.02%     3.41%     3.46%     3.42%     3.76%
                                ========   ========  ========  ========  ========  ========
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's)..............     $388,653   $350,032  $375,924  $280,950  $224,999  $222,808
Ratio of operating expenses to
   average net assets......         0.12%(2)   0.12%     0.13%     0.14%     0.15%     0.15%
Ratio of net investment income
   to average net assets...         3.49%(2)   2.97%     3.37%     3.40%     3.36%     3.69%

---------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.
                                     --14--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    CORE FIXED INCOME PORTFOLIO
                               SIX MONTHS  ------------------------------------------------
                                 ENDED                YEAR ENDED OCTOBER 31,
                                APRIL 30,  ------------------------------------------------
                                 2000(4)     1999      1998      1997      1996      1995
                                --------   --------  --------  --------  --------  --------
Net asset value, beginning
of period ...........           $  10.16   $  10.70  $  10.46  $  10.29  $  10.36  $   9.89
                                --------   --------  --------  --------  --------  --------
Income from investment
   operations:
Net investment income......         0.34       0.63      0.64      0.68      0.66      0.69
Net realized and unrealized
   gain/(loss) on investments      (0.23)     (0.54)     0.24      0.17     (0.08)     0.46
                                --------   --------  --------  --------  --------  --------
Total from investment
   operations..............         0.11       0.09      0.88      0.85      0.58      1.15
                                --------   --------  --------  --------  --------  --------
Less Distributions from:
Net investment income......        (0.34)     (0.63)    (0.64)    (0.68)    (0.65)    (0.68)
                                --------   --------  --------  --------  --------  --------
Total distributions........        (0.34)     (0.63)    (0.64)    (0.68)    (0.65)    (0.68)
                                --------   --------  --------  --------  --------  --------
Net asset value, end
   of period...............     $   9.93   $  10.16  $  10.70  $  10.46  $  10.29  $  10.36
                                ========   ========  ========  ========  ========  ========
Total Return(1)............         1.08%      0.91%     9.32%     8.63%     5.88%    12.06%
                                ========   ========  ========  ========  ========  ========
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's)..............     $178,547   $230,684  $258,986  $266,733  $259,503  $342,874
Ratio of operating expenses to
   average net assets......         0.12%(3)   0.12%     0.11%     0.13%     0.16%     0.11%
Ratio of gross expenses to
   average net assets......         0.64%(2,3) 0.55%(2)  0.99%(2)  0.43%(2)  0.16%     0.11%
Ratio of net investment income
   to average net assets...         6.79%(3)   6.08%     6.58%     6.67%     6.37%     6.67%
Portfolio turnover rate....           88%       191%       93%      307%       47%      228%

--------------------

(1) Total return represents aggregate total return for the period indicated.
(2) The annualized gross expense ratio includes interest expense. The ratios excluding interest expense for the six month period ended April 30, 2000, and the years ended October 31, 1999, 1998, and 1997 were 0.12%, 0.12%, 0.11%, and 0.13%, respectively.
(3) Annualized.
(4) Unaudited.

                       See Notes to Financial Statements.
                                     --15--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   STRATEGIC EQUITY PORTFOLIO(4)
                               SIX MONTHS  ------------------------------------------------
                                 ENDED                YEAR ENDED OCTOBER 31,
                                APRIL 30,  ------------------------------------------------
                                 2000(3)     1999      1998      1997      1996      1995
                                --------   --------  --------  --------  --------  --------
Net asset value, beginning
   of period...............     $  22.70   $  20.69  $  20.11  $  16.79  $  14.67  $  12.56
                                --------   --------  --------  --------  --------  --------
Income from investment
   operations:
Net investment income......         0.12       0.28      0.37      0.28      0.41      0.32
Net realized and unrealized
   gain on investments.....         3.78       4.51      1.02      5.69      3.73      2.64
                                --------   --------  --------  --------  --------  --------
Total from investment
   operations..............         3.90       4.79      1.39      5.97      4.14      2.96
                                --------   --------  --------  --------  --------  --------
Less Distributions from:
Net investment income......        (0.11)     (0.28)    (0.36)    (0.28)    (0.40)    (0.33)
Net realized capital gains.        (0.02)     (2.50)    (0.45)    (2.37)    (1.62)    (0.52)
                                --------   --------  --------  --------  --------  --------
Total distributions........        (0.13)     (2.78)    (0.81)    (2.65)    (2.02)    (0.85)
                                --------   --------  --------  --------  --------  --------
Net asset value, end of period  $  26.47   $  22.70   $ 20.69   $ 20.11   $ 16.79   $ 14.67
                                ========   ========  ========  ========  ========  ========
Total Return(1)............        17.24%     23.88%     7.00%    36.39%    28.65%    23.78%
                                ========   ========  ========  ========  ========  ========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
   (in 000's)..............     $172,227   $148,784  $152,601  $140,495   $94,185   $80,157
Ratio of operating expenses
   to average net assets...         0.12%(2)   0.12%     0.12%     0.13%     0.17%     0.14%
Ratio of net investment income
   to average net assets...         0.99%(2)   1.17%     1.71%     1.91%     2.26%     2.32%
Portfolio turnover rate....           25%        40%       52%       26%       36%       70%

---------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.
(4) On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.

                       See Notes to Financial Statements.
                                     --16--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SMALL CAPITALIZATION VALUE PORTFOLIO ADVISOR SHARES(4)
                               SIX MONTHS  ------------------------------------------------------
                                 ENDED                    YEAR ENDED OCTOBER 31,
                                APRIL 30,  ------------------------------------------------------
                                 2000(3)     1999      1998      1997      1996      1995
                                --------   --------  --------  --------  --------  --------
Net asset value, beginning
   of period...............     $  15.04   $  15.28  $  19.06  $  16.12  $  14.98  $  13.95
                                --------   --------  --------  --------  --------  --------
Income from investment
   operations:
Net investment income......         0.06       0.20      0.19      0.38      0.33      0.28
Net realized and unrealized
   gain/(loss) on investments       2.65      (0.25)    (3.66)     6.32      2.38      2.69
                                --------   --------  --------  --------  --------  --------
Total from investment
   operations..............         2.71      (0.05)    (3.47)     6.70      2.71      2.97
                                --------   --------  --------  --------  --------  --------
Less Distributions from:
Net investment income......        (0.06)     (0.19)    (0.19)    (0.37)    (0.33)    (0.26)
Net realized capital gains.        --         --        (0.12)    (3.39)    (1.24)    (1.68)
                                --------   --------  --------  --------  --------  --------
Total distributions........        (0.06)     (0.19)    (0.31)    (3.76)    (1.57)    (1.94)
                                --------   --------  --------  --------  --------  --------
Net asset value, end
   of period...............      $ 17.69    $ 15.04   $ 15.28   $ 19.06   $ 16.12   $ 14.98
                                ========   ========  ========  ========  ========  ========
Total Return(1)............        18.01%     (0.32) % (18.35)%   41.80%    18.22%    21.15%
                                ========   ========  ========  ========  ========  ========
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's)..............     $255,221   $253,357  $307,596  $434,656  $308,415  $170,969
Ratio of operating expenses
   to average net assets...         0.90%(2)   0.88%     0.76%     0.12%     0.17%     0.14%
Ratio of net investment income
   to average net assets...         0.61%(2)   1.27%     1.07%     2.00%     2.15%     1.92%
Portfolio turnover rate....           29%        77%       42%       59%       37%       57%

-----------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.
(4) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.

                       See Notes to Financial Statements.
                                     --17--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                    SMALL CAPITALIZATION VALUE PORTFOLIO INSTITUTIONAL SHARES(5)
                    ------------------------------------------------------------
                                                                FOR THE PERIOD
                                FOR THE SIX       FOR THE     JANUARY 2, 1998(1)
                                MONTHS ENDED     YEAR ENDED         THROUGH
                             APRIL 30, 2000(4) OCTOBER 31, 1999 OCTOBER 31, 1998
                             ---------------------------------------------------


Net asset value, beginning
   of period..................     $ 15.01         $ 15.29           $ 19.33
                                   -------         -------           -------
Income from investment
   operations:
Net investment income.........        0.07            0.23              0.15
Net realized and unrealized
   gain/(loss) on investments.        2.65           (0.24)            (3.94)
                                   -------         -------           -------
Total from investment
   operations.................        2.72           (0.01)            (3.79)
                                   -------         -------           -------
Less Distributions from:
Net investment income.........       (0.07)          (0.27)            (0.13)
Net realized capital gains....          --              --             (0.12)
                                   -------         -------           -------
Total distributions...........       (0.07)          (0.27)            (0.25)
                                   -------         -------           -------
Net asset value, end
   of period..................     $ 17.66         $ 15.01           $ 15.29
                                   =======         =======           =======
Total Return(2)...............       18.10%          (0.10)%          (19.69)%
                                   =======         =======           =======
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
   (in 000's).................     $26,437         $28,455           $31,794
Ratio of operating expenses
   to average net assets......        0.70%(3)        0.68%             0.69%(3)
Ratio of net investment income
   to average net assets......        0.81%(3)        1.47%             1.07%(3)
Portfolio turnover rate.......          29%             77%               42%

----------------------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.
(5) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.

                       See Notes to Financial Statements.
                                     --18---

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   LARGE CAP VALUE PORTFOLIO
                               SIX MONTHS  ------------------------------------------------
                                 ENDED               YEAR ENDED OCTOBER 31,
                                APRIL 30,  ------------------------------------------------
                                 2000(3)     1999      1998      1997      1996      1995
                                --------   --------  --------  --------  --------  --------
Net asset value, beginning
   of period...............     $  11.24   $  11.77  $  13.29  $  11.68  $  10.34  $  10.62
                                --------   --------  --------  --------  --------  --------
Income from investment
   operations:
Net investment income......         0.11       0.18      0.24      0.29      0.26      0.32
Net realized and unrealized
   gain/(loss) on investments      (0.71)      2.00      0.35      3.95      1.49      1.38
                                --------   --------  --------  --------  --------  --------
Total from investment
   operations..............        (0.60)      2.18      0.59      4.24      1.75      1.70
                                --------   --------  --------  --------  --------  --------
Less Distributions from:
Net investment income......        (0.09)     (0.19)    (0.25)    (0.29)    (0.27)    (0.31)
Net realized capital gains.        (0.08)     (2.52)    (1.86)    (2.34)    (0.14)    (1.67)
                                --------   --------  --------  --------  --------  --------
Total distributions........        (0.17)     (2.71)    (2.11)    (2.63)    (0.41)    (1.98)
                                --------   --------  --------  --------  --------  --------
Net asset value, end
   of period...............      $ 10.47    $ 11.24   $ 11.77   $ 13.29   $ 11.68   $ 10.34
                                ========   ========  ========  ========  ========  ========
Total Return(1)............        (5.43)%    19.59%     4.77%    36.55%    17.13%    16.01%
                                ========   ========  ========  ========  ========  ========
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's)..............     $ 22,747   $ 59,178  $ 66,620  $ 71,177  $ 50,131  $ 15,981
Ratio of operating expenses
   to average net assets...         0.15%(2)   0.13%     0.12%     0.13%     0.15%     0.20%
Ratio of net investment income
   to average net assets...         1.60%(2)   1.28%     1.74%     2.10%     2.62%     2.80%
Portfolio turnover rate....           55%       105%      132%      109%      104%      227%

---------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.
                                     --19--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     INTERNATIONAL PORTFOLIO
                              SIX MONTHS ----------------------------------------------------
                                ENDED                 YEAR ENDED OCTOBER 31,
                               APRIL 30, ----------------------------------------------------
                                2000(3)     1999       1998       1997       1996      1995
                              ---------- ---------- ----------  ---------  --------  --------
Net asset value, beginning
   of period................  $    17.87 $    15.66 $    15.11  $   13.87  $  12.70  $  13.04
                              ---------- ---------- ----------  ---------  --------  --------
Income from investment
   operations:
Net investment income.......        0.20       0.48       0.37       0.39      0.40      0.32
Net realized and unrealized
   gain on investments......        0.04       3.33       0.74       1.89      1.29      0.23
                              ---------- ---------- ----------  ---------  --------  --------
Total from investment
   operations...............        0.24       3.81       1.11       2.28      1.69      0.55
                              ---------- ---------- ----------  ---------  --------  --------
Less Distributions from:
Net investment income.......       (0.14)     (0.57)     (0.40)     (0.35)    (0.43)    (0.32)
Net realized capital gains..          --      (1.03)     (0.16)     (0.62)    (0.04)    (0.57)
In excess of net realized gains       --         --         --         --     (0.05)       --
In excess of net investment
   income...................          --         --         --      (0.07)      --         --
                              ---------- ---------- ----------  ---------  --------  --------
Total distributions.........       (0.14)     (1.60)     (0.56)     (1.04)    (0.52)    (0.89)
                              ---------- ---------- ----------  ---------  --------  --------
Net asset value, end
   of period................  $    17.97 $    17.87 $    15.66  $   15.11  $  13.87  $  12.70
                              ========== ========== ==========  =========  ========  ========
Total Return(1).............        1.32%     24.65%      7.44%     16.35%    13.47%     4.23%
                              ========== ========== ==========  =========  ========  ========
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's)...............  $1,560,560 $1,500,559 $1,135,192 $1,051,102  $643,459  $343,209
Ratio of operating expenses
   to average net assets....        0.11%(2)   0.11%      0.13%      0.14%     0.18%     0.18%
Ratio of net investment income
   to average net assets....        2.07%(2)   2.52%      2.32%      2.77%     3.05%     2.61%
Portfolio turnover rate.....          19%        20%        19%        15%        6%       24%

---------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.
                                     --20--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               INSTITUTIONAL INTERNATIONAL PORTFOLIO
                              SIX MONTHS   ------------------------------------------------
                                ENDED                 YEAR ENDED OCTOBER 31,
                               APRIL 30,   ------------------------------------------------
                                2000(3)     1999       1998      1997      1996      1995
                               ----------  --------  --------  --------  --------  --------
Net asset value, beginning
   of period...............     $  17.82   $  15.53  $  14.89  $  13.67  $  12.34  $  12.63
                                --------   --------  --------  --------  --------  --------
Income from investment
   operations:
Net investment income......         0.21       0.39      0.26      0.27      0.28      0.19
Net realized and unrealized
   gain/(loss) on investments      (0.32)      3.15      0.81      1.86      1.50     (0.13)
                                --------   --------  --------  --------  --------  --------
Total from investment
   operations..............        (0.11)      3.54      1.07      2.13      1.78      0.06
                                --------   --------  --------  --------  --------  --------
Less Distributions from:
Net investment income......        (0.08)     (0.40)    (0.28)    (0.22)    (0.25)    (0.18)
Net realized capital gains.           --      (0.85)    (0.15)    (0.61)    (0.14)    (0.17)
In excess of net realized
   capital gains...........           --         --        --        --     (0.06)       --
In excess of net investment
   income..................           --         --        --     (0.08)       --        --
                                --------   --------  --------  --------  --------  --------
Total distributions........        (0.08)     (1.25)    (0.43)    (0.91)    (0.45)    (0.35)
                                --------   --------  --------  --------  --------  --------
Net asset value, end
   of period...............     $  17.63   $  17.82  $  15.53  $  14.89  $  13.67  $  12.34
                                ========   ========  ========  ========  ========  ========
Total Return(1)............        (0.63)%    22.98%     7.26%    15.54%    14.46%     0.38%
                                ========   ========  ========  ========  ========  ========
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's)..............     $235,944   $175,951  $ 98,727  $ 81,659  $ 58,390  $ 44,206
Ratio of operating expenses
   to average net assets...         0.81%(2)   0.86%     0.87%     0.87%     0.95%     0.93%
Ratio of net investment income
   to average net assets...         1.40%(2)   1.83%     1.58%     1.94%     2.06%     1.78%
Portfolio turnover rate....           34%        20%       19%       15%       10%       25%

----------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.
                                     --21--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  EMERGING MARKETS PORTFOLIO
                                           ------------------------------------ FOR THE PERIOD
                               FOR THE SIX                                    DECEMBER 14, 1994(1)
                               MONTHS ENDED          YEAR ENDED OCTOBER 31,        THROUGH
                                APRIL 30,  --------------------------------------  OCTOBER 31,
                                 2000(4)     1999      1998      1997      1996      1995
                                --------   --------  --------  --------  --------  --------
Net asset value, beginning
   of period...............     $   8.29   $   5.87  $   9.05  $   9.52  $   9.73  $  10.00
                                --------   --------  --------  --------  --------  --------
Income from investment
   operations:
Net investment income (expenses
   in excess of income)....        (0.06)     (0.01)     0.02      0.03      0.06      0.16
Net realized and unrealized
   gain/(loss) on investments       1.05       2.43     (3.20)     0.09     (0.16)    (0.31)
                                --------   --------  --------  --------  --------  --------
Total from investment
   operations..............         0.99       2.42     (3.18)     0.12     (0.10)    (0.15)
                                --------   --------  --------  --------  --------  --------
Less Distributions from:
Net investment income......           --         --        --     (0.02)    (0.08)    (0.12)
Net realized capital gains.           --         --        --     (0.57)    (0.03)       --
                                --------   --------  --------  --------  --------  --------
Total distributions........           --         --        --     (0.59)    (0.11)    (0.12)
                                --------   --------  --------  --------  --------  --------
Net asset value, end
   of period...............       $ 9.28     $ 8.29    $ 5.87    $ 9.05    $ 9.52    $ 9.73
                                ========   ========  ========  ========  ========  ========
Total Return(2)............        11.94%     41.23%   (35.14)%    1.01%    (0.96) %  (1.96)%
                                ========   ========  ========  ========  ========  ========
Ratios to average net assets/Supplemental data:
Net assets, end of period
   (in 000's)..............     $ 64,387   $ 73,174  $ 55,789  $ 95,012  $ 86,385  $ 27,297
Ratio of operating expenses to
   average net assets......         1.64%(3)   1.75%     1.85%     1.73%     1.76%     1.81%(3)
Ratio of net investment income
   (expenses in excess of
   income) to average net assets   (0.69)%(3) (0.16)%    0.26%     0.29%     0.80%     1.87%(3)
Portfolio turnover rate....           61%       134%      113%       94%       44%       50%

----------------

(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.

                       See Notes to Financial Statements.
                                     --22--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           GLOBAL EQUITY PORTFOLIO
                            ----------------------------------------------------
                                                                FOR THE PERIOD
                               FOR THE SIX       FOR THE     NOVEMBER 3, 1997(1)
                              MONTHS ENDED      YEAR ENDED         THROUGH
                            APRIL 30, 2000(4) OCTOBER 31, 1999  OCTOBER 31, 1998
                            ----------------------------------------------------
Net asset value, beginning
   of period..................     $ 11.43         $ 10.05           $ 10.00

Income from investment
   operations:
Net investment income.........        0.06            0.18              0.15
Net realized and unrealized
   gain/(loss) on investments.       (0.11)           1.94              0.09
                                   -------         -------           -------
Total from investment
   operations.................       (0.05)           2.12              0.24
                                   -------         -------           -------
Less Distributions from:
Net investment income.........       (0.05)          (0.25)            (0.12)
Net realized capital gains....          --           (0.49)            (0.07)
                                   -------         -------           -------
Total distributions...........       (0.05)          (0.74)            (0.19)
                                   -------         -------           -------
Net asset value, end
   of period..................     $ 11.33         $ 11.43           $ 10.05
                                   =======         =======           =======
Total Return(2)...............       (0.53)%         21.18%             2.29%
                                   =======         =======           =======
Ratios to average net assets/Supplemental data:
Net assets, end of period
   (in 000's).................     $29,756         $30,040           $25,311
Ratio of operating expenses to
   average net assets.........        0.98%(3)        0.93%             0.88%(3)
Ratio of net investment income
   to average net assets......        1.04%(3)        1.43%             1.43%(3)
Portfolio turnover rate.......          24%             43%               48%

------------------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.

                       See Notes to Financial Statements.
                                     --23--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         SMALL CAPITALIZATION
                                                           GROWTH PORTFOLIO
                                                       -------------------------
                                                             FOR THE PERIOD
                                                          DECEMBER 29, 1999(1)
                                                       THROUGH APRIL 30, 2000(2)
                                                       -------------------------
Net asset value, beginning of period.........................       $ 10.00

Income from investment operations:
Expenses in excess of investment income......................         (0.00)(5)
Net realized and unrealized loss on investments..............         (1.35)
                                                                    -------
Total from investment operations.............................         (1.35)
                                                                    -------
Net asset value, end of period...............................       $  8.65
                                                                    =======
Total Return(3)..............................................        (13.50)%
                                                                    =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's).........................       $70,986
Ratio of operating expenses to average net assets............          0.87%(4)
Ratio of expenses in excess of income to average net assets..         (0.07)%(4)
Portfolio turnover rate......................................            24%

-----------------------
(1) Commencement of operations.
(2) Unaudited.
(3) Total return represents aggregate total return for the period indicated.
(4) Annualized.
(5) Represents less than 0.01 per share.

                       See Notes to Financial Statements.
                                     --24--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CORE VALUE PORTFOLIO
                                                       -------------------------
                                                            FOR THE PERIOD
                                                         FEBRUARY 28, 2000(1)
                                                       THROUGH APRIL 30, 2000(2)
                                                       -------------------------
Net asset value, beginning of period.........................        $ 10.00

Income from investment operations:
Net investment income........................................           0.01
Net realized and unrealized gain on investments..............           0.78
                                                                     -------
Total from investment operations.............................           0.79
                                                                     -------
Less Distributions from:
Net investment income........................................          (0.01)
                                                                     -------
Total distributions..........................................          (0.01)
                                                                     -------
Net asset value, end of period...............................        $ 10.78
                                                                     =======
Total Return(3)..............................................           7.90%
                                                                     =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's).........................        $19,093
Ratio of operating expenses to average net assets............           0.73%(4)
Ratio of net investment income to average net assets.........           0.61%(4)
Portfolio turnover rate......................................             39%
------------------
(1) Commencement of operations.
(2) Unaudited.
(3) Total return represents aggregate total return for the period indicated.
(4) Annualized.

                       See Notes to Financial Statements.
                                     --25--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                            GOVERNMENT CASH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------
AGENCY DISCOUNT NOTES(1) -- 9.2%
             Farmer Mac Discount Note -- 2.8%
$6,000,000   5.891% due 5/18/00....................................  $ 5,983,538
 5,000,000   6.146% due 7/5/00.....................................    4,945,382
                                                                     -----------
                                                                      10,928,920
                                                                     -----------
             Federal Home Loan Mortgage Corporation -- 3.8%
 5,000,000   5.76% due 5/25/00.....................................    4,981,300
 5,000,000   6.016% due 5/30/00....................................    4,975,995
 5,000,000   6.10% due 6/29/00.....................................    4,950,751
                                                                     -----------
                                                                      14,908,046
                                                                     -----------
             Federal National Mortgage Association -- 2.6%
 5,000,000   5.934% due 6/1/00.....................................    4,974,813
 5,000,000   6.079% due 6/22/00....................................    4,956,667
                                                                     -----------
                                                                       9,931,480
                                                                     -----------
             TOTAL AGENCY DISCOUNT NOTES
               (Amortized Cost $35,768,446)........................   35,768,446
                                                                     -----------
AGENCY NOTES -- 6.9%
             U.S. Government Agencies & Obligations -- 6.9%
             Federal Home Loan Bank,
 4,000,000     5.50% due 7/14/00...................................    3,997,251
 5,000,000     5.01% due 9/21/00...................................    4,980,132
             Federal National Mortgage Association --
               Medium Term Notes,
 3,000,000     5.56% due 7/24/00...................................    2,999,025
 2,000,000     6.36% due 8/16/00...................................    2,003,117
             Student Loan Market Association,
 3,000,000     6.382% due 5/18/00..................................    3,000,000
 5,000,000     6.152% due 7/20/00..................................    5,000,000
 5,000,000     5.932% due 9/21/00..................................    5,000,000
                                                                     -----------
             TOTAL AGENCY NOTES
               (Amortized Cost $26,979,525)........................   26,979,525
                                                                     -----------
U.S. TREASURY BILLS -- 25.5%
100,000,000  U. S. Treasury Bills, 5.34% due 5/4/00................   99,955,500
                                                                     -----------
             TOTAL U.S. TREASURY BILLS
               (Amortized Cost $99,955,500)........................   99,955,500
                                                                     -----------

                       See Notes to Financial Statements.
                                     --26--

                                                 ------------------------
                             THE GLENMEDE FUND, INC.
                                                 ------------------------
                            GOVERNMENT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

REPURCHASE AGREEMENTS -- 58.7%
$62,000,000  With Bear Stearns Co., Inc., 5.85% 5/1/00 (dated 4/28/00, collateralized by $65,734,569 Federal National Mortgage Association adjustable rate #296043, 6.152% due 1/1/34,
              market value $64,373,962)..........................   $ 62,000,000

 15,000,000  With Bear Stearns Co., Inc., 6.01% 5/4/00 (dated 4/4/00, collateralized by $6,824,174 Federal National Mortgage
              Association #1993-155 FK, 4.2375% due 12/25/15, market
              value $6,943,430 and $4,283,413 Federal Home Loan
              Mortgage Corporation #2154 F, 5.40% due 5/15/29,
              market value $4,128,947 and $5,000,000 Federal Home
              Loan Mortgage Corporation #2037 PE, 6.00% due 7/15/09,
              market value $4,795,938)...........................     15,000,000
 15,000,000  With Bear Stearns Co., Inc., 6.02% 5/22/00 (dated 3/22/00, collateralized by $3,062,026 Federal Home Loan
              Mortgage Corporation #2159 F, 5.32% due 3/15/29,
              market value $3,042,454 and $7,282,871 Federal Home
              Loan Mortgage Association #219, 5.975% due 12/15/27,
              market value $7,209,534 and $5,247,303 Federal Home
              Loan Mortgage Corporation
              #2073 FA 6.00% due 2/15/27, market value $5,062,808)..  15,000,000
 15,000,000  With Credit Suisse First Boston, Inc., 6.02% 5/22/00
              (dated 3/22/00, collateralized by $15,485,807
              Government National Mortgage Association #1999-24 FA,
              5.50% due 5/20/26, market value $15,300,533).......     15,000,000
 15,000,000  With Greenwich Capital Acceptance, Inc., 5.95% 5/22/00
              (dated 4/20/00, collateralized by $16,637,078 Federal
              Home Loan Mortgage Corporation #2200 NA, 6.50% due
              11/15/29, market value $14,950,494)................     15,000,000
 15,000,000  With Merrill Lynch and Co., Inc., 6.04% 6/5/00 (dated
              4/4/00, collateralized by $15,220,166 Federal National
              Mortgage Association #G93-1 H, 6.70% due 2/25/21,
              market value $15,044,563)..........................     15,000,000


                       See Notes to Financial Statements.
                                     --27--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      GOVERNMENT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

REPURCHASE AGREEMENTS -- (CONTINUED)
$62,954,854  With Prudential Securities, Inc., 5.83% 5/1/00
              (dated 4/28/00, collateralized by $37,424,430 Federal
              National Mortgage Association #457270 Adjustable Rate
              Mortgage, 5.84% due 11/1/28, market value $37,588,349
              and $27,401,870 Federal Home Mortgage Association
              #492274 Adjustable Rate Mortage, 7.329% due 10/1/38,
              market value $26,721,790)..........................  $ 62,954,854
 15,000,000 With Prudential Securities, Inc., 5.98% 5/5/00 (dated
              4/5/00, collateralized by $15,665,000 Federal National
              Mortgage Association #1999-46 PC, 6.50% due 3/25/15,
              market value $15,609,193)..........................    15,000,000
 15,000,000  With Salomon Smith Barney, Inc., 5.97% 5/24/00
              (dated 4/24/00, collateralized by $15,403,000 Federal
              National Mortgage Association #1996-35 D, 7.00% due
              3/25/23, market value $15,243,194).................    15,000,000
                                                                  -------------
             TOTAL REPURCHASE AGREEMENTS
               (Amortized Cost $229,954,854).....................   229,954,854
                                                                   ------------
TOTAL INVESTMENTS (Amortized Cost $392,658,325)...........  100.3% $392,658,325

LIABILITIES IN EXCESS OF OTHER ASSETS.....................   (0.3)   (1,175,712)
                                                            -----  ------------
NET ASSETS................................................  100.0% $391,482,613
                                                            =====  ============

----------------
(1) Rate represents annualized discount yield at date of purchase.

                       See Notes to Financial Statements.
                                     --28--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
                  SCHEDULE OF PORTFOLIO INVESTMENTS
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

VARIABLE/FLOATING RATE NOTES(1) -- 81.9%
             DAILY VARIABLE/FLOATING RATE NOTES -- 20.0%
$ 2,000,000  California Pollution Control, California,
              (Shell Oil Project B),
               5.90% due 10/1/08.................................    $ 2,000,000
  2,100,000  Delaware County, Pennsylvania, Industrial Development
               Authority, Airport Facilities Revenue, (United Parcel
               Service Project),
               5.95% due 12/1/15.................................      2,100,000
  2,600,000  East Baton Rouge Parish, Louisiana, Pollution Control
               Revenue, (Exxon Project),
               6.05% due 11/1/19.................................      2,600,000
  2,700,000  Forsyth, Montana, Pollution Control Revenue, (Pacificorp
               Project), (LOC: Rabobank Nederland N.V.),
               6.10% due 1/1/18..................................      2,700,000
  1,700,000  Gulf Coast, Texas, Waste Disposal Authority,
              (Exxon Project),
               6.05% due 6/1/20..................................      1,700,000
    500,000  Hapeville, Georgia, Development Authority, Industrial
               Development Revenue, (Hapeville Hotel Limited),
               (LOC: Deutsche Bank A.G.),
               6.05% due 11/1/15.................................        500,000
  3,400,000  Harris County, Texas, Health Facilities Development
               Corporation, (Tirr Project), (LOC: Texas Commerce Bank),
               6.10% due 10/1/17.................................      3,400,000
  1,400,000  Harris County, Texas, Health Facilities Development
               Corporation, (St. Lukes Episcopal Hospital),
               Series A, (SPA: Morgan Guaranty Trust),
               6.00% due 2/15/27.................................      1,400,000
    600,000  Harris County, Texas, Health Facilities Development
               Corporation, (St. Lukes Episcopal Hospital),
               Series B, (SPA: Morgan Guaranty Trust),
               6.00% due 2/15/27.................................        600,000
  1,200,000  Harris County, Texas, Health Facilities Development
               Corporation, Special Facilities Revenue, (Texas
               Medical Center Project), (MBIA Insured),
               (SPA: Texas Commerce Bank N.A.),
               6.10% due 2/15/22.................................      1,200,000
    700,000  Irvine Ranch, California Water District
               (LOC: CommerzBank A.G.),
               5.90% due 9/1/06..................................        700,000
  1,200,000  La Crosse, Wisconsin, Pollution Control Revenue,
               (Dairyland Power Cooperative B), (AMBAC Insured),
               (SPA: Rabobank Nederland N.V.),
               4.70% due 2/1/15..................................      1,200,000


                       See Notes to Financial Statements.
                                     --29--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,300,000  La Crosse, Wisconsin, Industrial Development Revenue,
               (Dairyland Power Cooperative C), (AMBAC Insured),
               (SPA: Rabobank Nederland N.V.),
               6.05% due 2/1/15..................................    $ 1,300,000
  2,400,000  Lehigh County, Pennsylvania, General Purpose Authority
               Revenue, (Lehigh Valley Hospital), Series A, (AMBAC
               Insured), (SPA: Chase ManhattanBank),
               5.95% due 7/1/28..................................      2,400,000
  1,100,000  Los Angeles, California, Regional Airports Improvement
               Corporation Lease Revenue, (American Airlines, Inc.),
               Series C, (LOC: Wachovia Bank of Georgia),
               6.00% due 12/1/24.................................      1,100,000
  2,320,000  Massachusetts State, Health & Educational Facilities
               Authority Revenue, (Capital Asset Project), Series C,
               (MBIA Insured), (SPA: Credit Suisse First Boston),
               6.00% due 7/1/05..................................      2,320,000
  4,200,000  Massachusetts State, Health & Educational Facilities
               Authority Revenue, (Capital Asset Project), Series D,
               (MBIA Insured), (SPA: State Street B&TCo.),
               6.05% due 1/1/35..................................      4,200,000
  1,700,000  New Jersey Economic Development Authority, Water Facilities
               Revenue, (United Water New Jersey Inc.), Series B,
               (AMBAC Insured), (SPA:Bank of New York),
               6.10% due 11/1/25.................................      1,700,000
  3,600,000  New York City, New York, Municipal Water Finance
               Authority, Water and Sewer Systems Revenue,
               Series C, (FGIC Insured),
               6.05% due 6/15/22.................................      3,600,000
  3,700,000  New York, New York, G.O., Subseries B-7, (AMBAC Insured),
               (SPA: Morgan Guaranty Trust),
               6.05% due 8/15/18.................................      3,700,000
  1,100,000  North Carolina Medical Care, Community Hospital Revenue,
               (Lexington Memorial Hospital Project),
               (LOC:Wachovia Bank N.A.),
               6.00% due 4/1/10..................................      1,100,000
  5,850,000  North Carolina Medical Care, Community Hospital Revenue,
               (Pooled Project), Series A, (LOC: Bank of America N.A.),
               6.00% due 10/1/16.................................      5,850,000
  6,100,000  Ohio State, Air Quality Development Authority, Series B,
               (LOC: J.P. Morgan Delaware),
               6.10% due 12/1/15.................................      6,100,000

                       See Notes to Financial Statements.
                                     --30--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$1,800,000   Perry County, Mississippi, Pollution Control Revenue,
               (Leaf River Forest Project), (LOC-Wachovia Bank),
               5.90% due 3/1/02..................................    $ 1,800,000
 2,000,000   Port of Portland, Oregon, Pollution Control Revenue,
               (Reynold Metals), (LOC: Bank of Nova Scotia),
               6.00% due 12/1/09.................................      2,000,000
 1,200,000   Princeton, Indiana, Pollution Control Revenue, (PSI
               Energy Project), (LOC: Morgan Guaranty Trust),
               6.05% due 4/1/22..................................      1,200,000
 6,500,000   Roanoke, Virginia, Industrial Development Authority,
               Hospital Revenue, (Carilion Health Systems), Series B,
               (SPA: Nationsbank),
               6.00% due 7/1/27..................................      6,500,000
 6,000,000   Wake County, North Carolina, Industrial Facilities &
               Pollution Control Financing Authority, (Carolina Power
               & Light Company Project), Series A, (LOC: Bank of
               New York),
               6.10% due 6/15/14.................................      6,000,000
 2,340,000   Washington State Health Care Facility Authority
               Revenue, (Sisters of Providence), Series C,
               (SPA:Rabobank Nederland),
               5.90% due 10/1/05.................................      2,340,000
 1,700,000   Washington State Health Care Facility Authority
               Revenue, (Sisters of Providence), Series E,
               (SPA:Rabobank Nederland),
               6.10% due 10/1/05.................................      1,700,000
 1,400,000   Washington State Health Care Facility Authority Revenue,
               (Fred Hutchinson Cancer Center), (LOC:Morgan
               Guaranty Trust),
               5.90% due 1/1/23..................................      1,400,000
 1,200,000   Washington State Health Care Facility Authority Revenue,
               (Fred Hutchinson Cancer Center), Series A, (LOC:Morgan
               Guaranty Trust),
               6.10% due 1/1/18..................................      1,200,000
                                                                     -----------
             TOTAL DAILY VARIABLE/FLOATING RATE NOTES
               (Cost $77,610,000)................................     77,610,000
                                                                     -----------
             WEEKLY VARIABLE/FLOATING RATE NOTES -- 61.3%
 1,100,000   Alabama Special Care Facilities, Finance Authority,
               (Montgomery Hospital Revenue), (FGIC Insured),
               (SPA: Barclays Bank PLC),
               5.00% due 4/1/15..................................      1,100,000
 8,100,000   Burke County, Georgia, Development Authority, Pollution
               Control Revenue, (Oglethorpe Power Corporation),
               Series A, (FGIC Insured), (SPA: Credit Local de France),
               5.05% due 1/1/19..................................      8,100,000


                       See Notes to Financial Statements.
                                     --31--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  800,000   California State, Health Facilities, Financing Authority
               Revenue, (Childrens Hospital Project), (MBIA Insured), (SPA:Rabobank Nederland N.V.),
               5.00% due 11/1/21.................................     $  800,000
 3,905,000   Charlotte, North Carolina, Airport Revenue, Series A,
               (MBIA Insured), (SPA: Commerzbank A.G.),
               5.00% due 7/1/16..................................      3,905,000
 1,980,000   Chicago, Illinois, O'Hare International Airport Revenue,
               General Airport 2nd Lien -- B, (LOC: Societe Generale),
               5.00% due 1/1/15..................................      1,980,000
 1,355,000   Clayton County, Georgia, Housing Authority, Multi-Family
               Housing Revenue, (Huntington Woods), Series A, (FSA
               Insured), (SPA: Societe Generale),
               5.10% due 1/1/21..................................      1,355,000
 1,000,000   Clayton County, Georgia, Housing Authority, Multi-Family
               Housing Revenue, (Kimberly Forest), Series B, (FSA
               Insured), (SPA: Societe Generale),
               5.10% due 1/1/21..................................      1,000,000
 1,100,000   Clayton County, Georgia, Housing Authority, Multi-Family
               Housing Revenue, (Kings Arms Apartments), Series D,
               (FSA Insured), (SPA: Societe Generale),
               5.10% due 1/1/21..................................      1,100,000
 2,335,000   Clayton County, Georgia, Housing Authority, Multi-Family
               Housing Revenue, (Ten Oaks Apartments), Series F,
               (FSA Insured), (SPA: Societe Generale),
               5.10% due 1/1/21..................................      2,335,000
 1,700,000   Colton, California, Redevelopment Agency, Multi-Family
               Revenue, Issue A, (Guaranteed by Federal Home Loan Bank),
               3.10% due 5/1/10..................................      1,700,000
10,100,000   Connecticut State, Health and Education Facilities
               Authority Revenue, (Yale University), Series T-2
               5.20% due 7/1/29..................................     10,100,000
 1,105,000   Dade County, Florida, Aviation Revenue, Series A, (LOC:
               Morgan Guaranty Trust),
               4.95% due 10/1/09.................................      1,105,000
 2,600,000   Dauphin County, Pennsylvania, General Authority Revenue,
               (School District Pooled Financing Program II), (AMBAC
               Insured), (SPA: Bank of Nova Scotia),
               3.25% due 9/1/32..................................      2,600,000


                       See Notes to Financial Statements.
                                     --32--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$1,900,000   Durham, North Carolina, G.O., Public Improvement,
               (SPA: Wachovia Bank of N.C.),
               5.05% due 2/1/13..................................    $ 1,900,000
 5,000,000   Emmaus, Pennsylvania, General Authority Revenue, (FSA
               Insured), (SPA: First Union National Bank),
               5.05% due 12/1/28.................................      5,000,000
   600,000   Fairfax County, Virginia, Industrial Development
               Authority Revenue, (Fairfax Hospital System -- C),
               4.95% due 10/1/25.................................        600,000
 2,000,000   Gloucester County, New Jersey, Industrial Pollution Control
               Financing Authority Revenue, (Mobil Oil Refining Company
               Project),
               4.70% due 12/1/03.................................      2,000,000
 5,000,000   Golden Empire, California, School Financing Authority,
               (Kern High School District Projects), (LOC: Canadian
               Imperial Bank),
               4.90% due 8/1/26..................................      5,000,000
 2,800,000   Hamilton County, Ohio, Hospital Facilities Revenue, (Health
               Alliance of Greater Cincinnati), Series E, (MBIA Insured),
               (SPA: Credit Suisse First Boston),
               4.95% due 1/1/18..................................      2,800,000
 2,600,000   Illinois Health Facilities Authority Revenue, (Decator
               Memorial Hospital) (Project A), (MBIA Insured), (SPA:
               Bank One Illinois),
               5.00% due 11/15/24................................      2,600,000
   600,000   Illinois Health Facilities Authority Revenue, (Swedish
               Covenant Hospital Project), (AMBAC Insured), (SPA:
               Bank One Illinois),
               5.00% due 8/1/25..................................        600,000
 5,900,000   Illinois Housing Development Authority, Housing Revenue,
               (Illinois Center Apartments), (Met Life Guaranty
               Insured), (SPA: KBC Bank),
               4.95% due 1/1/08..................................      5,900,000
 2,100,000   Iowa Higher Education Loan Authority, Private College
               Facilities Revenue, (MBIA Insured), (SPA: Chase
               Manhattan Bank),
               5.10% due 12/1/15.................................      2,100,000
 8,000,000   Lisle, Illinois, Multi-Family Revenue, (Four Lakes
               Phase V),
               5.05% due 9/15/26.................................      8,000,000
 2,700,000   Los Angeles County, California, Pension Obligation,
               Series C, (AMBAC Insured), (SPA: Bank of Nova Scotia),
               5.00% due 6/30/07.................................      2,700,000


                       See Notes to Financial Statements.
                                     --33--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 3,215,000  Los Angeles, California, Multifamily Revenue, Series K,
               (Guaranteed by Federal Home Loan Bank),
               4.35% due 7/1/10..................................    $ 3,215,000
  3,115,000  Louisiana Public Facilities Authority Revenue, College
               and University Equipment and Capital, Series A,
               (FGIC Insured), (SPA: Societe Generale),
               5.10% due 9/1/10..................................      3,115,000
  4,100,000  Louisiana Public Facilities Authority Revenue,
               (Multi-Family Mortgage -- Emberwood), (General
               Electric Capital Guaranty Insured),
               5.00% due 10/1/22.................................      4,100,000
  7,700,000  Massachusetts State, Health & Educational Facilities
               Authority Revenue, (Amherst College), Series F,
               4.95% due 11/1/26.................................      7,700,000
    700,000  Massachusetts State, Health & Educational Facilities
               Authority Revenue, (Capital Asset Project), Series G-1,
               (MBIA Insured), (SPA: State Street B&TCo.),
               4.75% due 1/1/19..................................        700,000
  1,000,000  Massachusetts State, Housing Finance, Multi-Family
               Housing Project, Series A, (LOC: FNMA),
               4.95% due 1/15/10.................................      1,000,000
  9,800,000  Massachusetts State, Water Resource Authority,
               Series B, (LOC: HELABA),
               4.95% due 8/1/28..................................      9,800,000
  5,400,000  Mecklenburg County, North Carolina, G.O., Public
               Improvement, Series C, (SPA: First Union National Bank),
               5.00% due 2/1/18..................................      5,400,000
  1,300,000  Michigan State, Strategic Fund, Industrial Development
               Revenue, (Allen Group Incorporation Project), (LOC:
               Dresdner Bank, A.G.),
               5.05% due 11/1/25.................................      1,300,000
  6,700,000  Missouri State, Health and Education Facilities
               Authority, Christian Health Services, Series B,
               (LOC: Morgan Guaranty Trust),
               5.00% due 12/1/19.................................      6,700,000
  5,000,000  Moffat County, Colorado, Pollution Control Revenue,
               Fixed Colorado United Electric, (AMBAC Insured),
               (SPA: Societe Generale),
               5.00% due 7/1/10..................................      5,000,000
  5,500,000  Montgomery County, Maryland, Housing Opportunity
               Commission, (Multi-Family Mortgage -- Falklands),
               Series B, (Connecticut General Life Insured),
               5.05% due 8/1/15..................................      5,500,000


                       See Notes to Financial Statements.
                                     --34--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,500,000  Mountain View, California, Multi-Family Housing Revenue,
               (FGIC Insured),
               5.00% due 3/1/17..................................    $ 1,500,000
  1,300,000  Municipal Electric Authority of Georgia, Project One,
               (LOC: ABN AMRO Bank N.V.),
               5.10% due 1/1/26..................................      1,300,000
  1,200,000  New Jersey Economic Development Authority, Pollution
               Control Revenue, Public Services Electric and Gas
               Company, Series A, (MBIA Insured), (SPA: UBS A.G.),
               4.70% due 9/1/12..................................      1,200,000
  4,200,000  New Jersey State, Turnpike Authority Revenue, Series D,
               (FGIC Insured), (SPA: Societe Generale),
               5.00% due 1/1/18..................................      4,200,000
  7,600,000  New York City, New York, Transitional Financial
               Authority Revenue, Future Tax Secured, Series A-1,
               (SPA: Societe Generale),
               5.05% due 11/15/28................................      7,600,000
  4,300,000  New York State, Housing Finance Agency Revenue,
               (Liberty View), Series A, (FNMAInsured),
               4.95% due 11/15/19................................      4,300,000
 12,000,000  New York State, Local Government Assistance Corporation,
               Series B, (LOC: Bayerische Landesbank 50%, Westdeutsche Landesbank 50%),
               5.00% due 4/1/23..................................     12,000,000
    900,000  New York State, Medical Care Facilities, Finance
               Agency Revenue, (Lenox Hill Hospital), Series A,
               (LOC: Chase Manhattan Bank),
               4.85% due 11/1/08........................... .....        900,000
 10,000,000  Niagara County, New York, Industrial Development Agency,
               Solid Waste Disposal Revenue, (American Ref.-- Fuel
               Company), Series A, (LOC: Wachovia Bank of N.C.),
               5.10% due 11/15/24................................     10,000,000
  1,000,000  Ohio State University, General Receipts
               5.20% due 12/1/07.................................      1,000,000
  5,300,000  Port Kalama, Washington, Public Corporation Port, Conagra
               Incorporated Project, (LOC: Morgan Guaranty Trust),
               5.15% due 1/1/04..................................      5,300,000
  2,300,000  Scottsdale, Arizona, Industrial Development Authority,
               Hospital Revenue, (Scottsdale Memorial Health Systems),
               Series B, (AMBAC Insured), (SPA: Credit Local de France),
               5.00% due 9/1/22..................................      2,300,000


                       See Notes to Financial Statements.
                                     --35--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,000,000  Seattle, Washington, Municipal Light and Power Revenue,
               (SPA: Morgan Guaranty Trust),
               5.00% due 11/1/18.................................    $ 1,000,000
  2,440,000  Texas Higher Education Authority Incorporated, Series B,
               (FGIC Insured),
               5.10% due 12/1/25.................................      2,440,000
  4,200,000  Tulsa, Oklahoma, Industrial Authority Revenue,
               (University of Tulsa), Series B, (MBIA Insured),
               (SPA: Credit Local de France),
               5.10% due 10/1/26.................................      4,200,000
 14,730,000  University of Alabama, University Revenue, (University
               of Alabama in Birmingham), Series A, (SPA: Bank of
               America),
               5.05% due 10/1/07.................................     14,730,000
  3,020,000  University of Utah, University Revenue, Auxiliary and
               Campus Facilities, Series A, (SPA: Bank of Nova Scotia),
               5.05% due 4/1/27..................................      3,020,000
  5,000,000  Utah State, Board of Regents, Student Loan Revenue,
               Series B, (AMBAC Insured), (SPA: Dresdner Bank AG),
               5.00% due 11/1/00.................................      5,000,000
  6,000,000  Valdez, Alaska, Marine Terminal Revenue, (Mobil Oil
               Pipeline-- A),
               4.90% due 11/1/03.................................      6,000,000
  7,200,000  Wake County, North Carolina, Industrial Facilities &
               Pollution Control Financing Authority, (Carolina Power
               & Light Company Project), Series A, (LOC: Wachovia Bank),
               4.95% due 5/1/15..................................      7,200,000
  3,900,000  Washington State, G.O., Series 1996A, (SPA: Landesbank
               Hessen-Thigne),
               4.90% due 6/1/20..................................      3,900,000
  5,775,000  Washington State, Housing Finance Commission, Multi-Family
               Mortgage Revenue, (Pacific First Federal Project),
               Series A, (LOC: FHLB),
               5.05% due 7/1/20..................................      5,775,000
  3,400,000  York County, Pennsylvania, Industrial Development
               Authority, Pollution Control Revenue, (Public
               Service Electric & Gas Project), Series A, (MBIA
               Insured), (SPA: UBS AG),
               4.95% due 9/1/20..................................      3,400,000
                                                                    ------------
             TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
               (Cost $239,175,000)...............................    238,175,000
                                                                    ------------


                       See Notes to Financial Statements.
                                     --36--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

             MONTHLY VARIABLE/FLOATING RATE NOTES -- 0.6%
$ 1,000,000  Knox County, Tennessee, Industrial Development Board,
               Industrial Revenue, (Professional Plaza LTD Project),
               (FGIC Insured), (SPA: BankBoston),
               4.95% due 12/1/14.................................   $  1,000,000
  1,400,000  New Hampshire State, Industrial Development Authority
               Revenue, (Oerlikon-Burlhe USA), (LOC: UBS AG),
               4.30% due 7/1/13..................................      1,400,000
                                                                    ------------
             TOTAL MONTHLY VARIABLE/FLOATING RATE NOTES
               (Cost $2,400,000).................................      2,400,000
                                                                    ------------
             TOTAL VARIABLE/FLOATING RATE NOTES
               (Amortized Cost $318,185,000).....................    318,185,000
                                                                    ------------
             PUT OPTION BONDS -- 2.9%
  1,920,000  Clark County, Kentucky, Pollution Control Revenue,
               East Kentucky Power, National Rural, Series J-1,
               (CFC Insured),
               3.10% due 10/15/14................................      1,920,000
  3,000,000  Utah County Environmental Revenue, (USX Corporation
               Project), (LOC: Wachovia Bank),
               3.85% due 5/2/00..................................      3,000,000
  6,515,000  York County, South Carolina, Pollution Control Revenue,
               (CFC Insured),
               4.05% due 9/15/14.................................      6,515,000
                                                                    ------------
             TOTAL PUT OPTION BONDS
               (Amortized Cost $11,435,000)......................     11,435,000
                                                                    ------------

FIXED RATE BONDS -- 14.5%
  2,000,000  Brownsville, Texas, Public Improvement (AMBAC Insured),
               Prerefunded-- 2/15/01 @ $100,
               6.75% due 2/15/12.................................      2,039,158
  1,000,000  Colorado, Post-Secondary Educational Facilities
               Authority, (Regis University Project), Revenue Bond,
               (Connie Lee Insured), due 6/1/00 @ $102,
               6.625% due 6/1/13.................................      1,022,355
  1,000,000  Cuyahoga County, Ohio Hospital Revenue, (University
               Hospital Cleveland), Prerefunded-- 8/15/00 @ $101,
               6.50% due 8/15/12.................................      1,017,364
  1,500,000  Delaware Transportation Authority, Transportation
               System Revenue, (AMBAC Insured),
               4.50% due 7/1/00..................................      1,502,557


                       See Notes to Financial Statements.
                                     --37--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

FIXED RATE BONDS -- (CONTINUED)
$ 1,000,000  Denver, Colorado, City & County, G.O., Series C,
               (Escrowed in U.S. Government Securities),
               Prerefunded-- 8/1/00 @ $101,
               5.75% due 8/1/07..................................    $ 1,015,052
  1,000,000  Durham County, North Carolina, G.O.
               4.50% due 5/1/00..................................      1,000,000
  1,000,000  Harrisburg, Pennsylvania, Authority Lease Revenue,
               (FSA Insured),
               6.25% due 6/1/00..................................      1,001,944
  1,500,000  Hawaii State, Series BT, Prerefunded-- 2/1/01 @ $101,
               6.125% due 2/1/07.................................      1,535,490
  5,555,000  Illinois Rural Building Bank Revenue, (Public Projects
               Construction Notes),
               4.00% due 7/15/00.................................      5,555,000
  2,175,000  Indianapolis, Indiana, Public Improvement, Series B,
               Revenue, Prerefunded -- 2/01/00 @ $102,
               6.125% due 2/1/08.................................      2,247,728
  1,000,000  Kentucky State, Property and Buildings Community
               (Project 50), Prerefunded -- 02/01/01 @ $100,
               6.00% due 2/1/10..................................      1,013,055
  1,000,000  Lancaster County, Pennsylvania, Hospital Authority
               Revenue, (Lancaster General Hospital Project),
               (AMBAC Insured),
               5.60% due 7/1/00...................................     1,002,463
  1,000,000  Monmouth County, New Jersey, (Water Treatment
               Facilities), (MBIA Insured), Prerefunded--
               8/01/00 @ $102,
               6.875% due 8/1/12.................................      1,026,836
  2,830,000  Montgomery County, Pennsylvania, G.O., Series A,
               5.00% due 7/15/00.................................      2,837,626
  9,010,000  New York State Dormitory Authority, (State
               University Education), Series B, Prerefunded--
               05/15/00 @ $102,
               7.25% due 5/15/15.................................      9,200,843
  1,500,000  Pennsylvania State Higher Educational Facility
               Authority, (Thomas Jefferson University),
               Prerefunded-- 11/01/00 @ $102,
               7.55% due 11/1/10.................................      1,553,078
  1,000,000  Philadelphia, Pennsylvania, Tax and Revenue Anticipation
               Note, Series A, (LOC: First Union),
               4.00% due 6/30/00.................................      1,000,870
  2,500,000  Rhode Island State, Capital Development, Series B,
               Prerefunded -- 5/15/00 @$102,
               6.00% due 5/15/02.................................      2,551,786

                       See Notes to Financial Statements.
                                     --38--

                      ------------------------
                       THE GLENMEDE FUND, INC.
                      ------------------------
                      TAX-EXEMPT CASH PORTFOLIO
          SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                    APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

FIXED RATE BONDS -- (CONTINUED)
$ 1,090,000  South Carolina State Highway, G.O.,
               5.40% due 8/1/00..................................    $ 1,094,126
  1,035,000  Sto-Rox, School District Pennsylvania, (FGIC State Aid
               Withholding), Prerefunded -- 6/15/00 @ $100,
               5.85% due 6/15/10.................................      1,037,186
  8,000,000  Texas State, Tax and Revenue Anticipation Note, Series A,
               4.50% due 8/31/00.................................      8,020,616
  1,135,000  Upper Moreland Turnpike, Pennsylvania, School District,
               Series A, (State Aid Withholding),Prerefunded--
               2/15/01 @ $100,
               5.85% due 8/15/16.................................      1,149,816
  5,000,000  Ventura County, California, Tax and Revenue
               Anticipation Note,
               4.00% due 7/6/00..................................      5,000,269
  1,000,000  West York, Pennsylvania, (Area School District),
               (FGIC State Aid Withholding), Prerefunded--
               03/01/01 @ $100,
               6.90% due 3/1/06..................................      1,021,772
  1,000,000    Wilmington,  Delaware, G.O., (Ambac  Insured),
               Prerefunded-- 05/15/00 @ $102,
               6.75% due 5/15/10.................................      1,021,206
                                                                    ------------
             TOTAL FIXED RATE BONDS
               (Amortized Cost $56,468,196)......................     56,468,196
                                                                    ------------
TOTAL INVESTMENTS (Amortized Cost $386,088,196).........     99.3%  $386,088,196

LIABILITIES IN EXCESS OF OTHER ASSETS...................      0.7      2,564,567
                                                            -----   ------------
NET ASSETS..............................................    100.0%  $388,652,763
                                                            =====   ============

----------------
(1) Demand  security;  payable upon demand by the Fund with usually no more than
    thirty  (30),  calendar  days'  notice.   Interest  rates  are  redetermined
    periodically. Rates shown are those in effect as of April 30, 2000.

Abbreviations:
AMBAC -- AMBAC Assurance Corporation
CFC -- Cooperative Finance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GO -- General Obligation
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
SPA -- Stand-By Purchase Agreement

                       See Notes to Financial Statements.
                                     --39--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           CORE FIXED INCOME PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

MORTGAGE-BACKED SECURITIES(1) -- 45.6%
             COUNTRYWIDE SECURITIES CORP. -- 1.1%
$ 2,034,818  Countrywide 1998-6 A 6.50% due 6/25/13 .............    $ 1,936,903
                                                                     -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.2%
     16,862  #555354 8.50% due 10/1/18 ..........................         17,057
    119,046  #555359 6.50% due 4/1/08 ...........................        116,953
      3,844  #555360 7.00% due 7/1/12 ...........................          3,735
    910,911  #D78677 8.00% due 3/1/27 ...........................        911,476
  1,001,909  #D84894 8.00% due 12/1/27 ..........................      1,001,909
    198,521  #G00807 9.50% due 3/1/21 ...........................        206,154
  1,713,128  #G10753 6.50% due 9/1/09 ...........................      1,668,381
                                                                     -----------
                                                                       3,925,665
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 42.3%
  1,418,973  #252806 7.50% due 10/1/29 ..........................      1,389,631
  1,186,062  #313672 7.024% due 6/1/07 ..........................      1,157,881
  3,400,000  TBA 8.00% due 5/1/30 ...............................      3,394,696
    545,153  #313795 9.50% due 11/25/27 .........................        570,381
    267,349  #313796 9.50% due 11/25/27 .........................        281,169
  1,414,315  #313815 6.50% due 11/25/27 .........................      1,371,065
  1,024,719  #373328 8.00% due 3/1/27 ...........................      1,024,073
  3,719,306  #380159 6.21% due 5/1/08 ...........................      3,446,941
  2,482,859  #390895 8.00% due 6/1/27 ...........................      2,481,295
  4,814,013  #393877 7.50% due 7/1/27 ...........................      4,719,074
  1,121,115  #395680 7.50% due 8/1/27 ...........................      1,099,005
    916,844  #395715 8.00% due 8/1/27 ...........................        915,698
  5,258,333  #397602 8.00% due 8/1/27 ...........................      5,251,760
  1,113,285  #398674 7.50% due 9/1/27 ...........................      1,091,330
  1,183,753  #405845 8.00% due 11/1/27 ..........................      1,182,274
    916,314  #44174 6.50% due 11/1/03 ...........................        898,491
 11,600,000  #522294 6.50% due 8/15/04(2) .......................     11,279,144
    147,337  #523497 7.50% due 11/1/29 ..........................        144,290
  4,439,215  #73828 6.81% due 12/1/06 ...........................      4,286,062
  7,321,355  #73829 6.565% due 12/1/03 ..........................      7,102,154
  3,393,143  #73905 6.91% due 1/1/07 ............................      3,292,062
  4,305,723  #73917 6.95% due 1/1/07 ............................      4,186,282

                       See Notes to Financial Statements.
                                     --40--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           CORE FIXED INCOME PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

MORTGAGE-BACKED SECURITIES -- (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION-- (CONTINUED)
$ 5,700,000  #73924 6.585% due 2/1/07 ...........................    $ 5,425,260
  6,390,513  #73927 6.62% due 1/1/04 ............................      6,207,041
  3,397,411  #73954 6.851% due 2/1/07 ...........................      3,285,228
                                                                     -----------
                                                                      75,482,287
                                                                     -----------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $83,551,458)................................     81,344,855
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) -- 0.0%
    561,335  FHR #1544 H 6.50% due 7/15/08 ......................         14,792
                                                                     -----------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $14,875)....................................         14,792
                                                                     -----------

INTEREST- ONLY SECURITIES (3)  -- 3.9%
  1,561,567  FHG #16 PQ 7.00% due 4/25/21 .......................        199,771
  1,006,022  FHR #1529 JB 7.00% due 3/15/06 .....................        171,161
 12,900,000  FHR #1611 L 7.00% due 11/15/23 .....................      3,959,694
    567,182  FHR #1697 PV 6.00% due 4/15/06 .....................         15,637
  1,547,917  FNR #1997-40 PK 7.00% due 7/18/19 ..................        118,533
  3,846,153  FNR #93-135 PI 6.50% due 7/25/08 ...................        861,515
  1,127,450  FNR #93-167 L 7.00% due 8/25/19 ....................         79,784
    871,672  FNR #93-147 K 7.00% due 6/25/20 ....................         69,158
 59,173,169  Onyx #99-C 2.25% due 6/15/02 .......................      1,264,826
  8,158,655  UAC #97-B I 1.85% due 6/8/27 .......................         64,576
 31,221,140  UAC #99-AI 0.80% due 9/8/06 ........................        246,959
                                                                     -----------
             TOTAL INTEREST- ONLY SECURITIES
               (Cost $6,877,019).................................      7,051,614
                                                                     -----------

CORPORATE NOTES -- 32.0%
             Associates Corp. of North America\
  1,125,000    6.00% due 4/15/03 ................................      1,075,939
  4,000,000    5.75% due 11/1/03(2) .............................      3,765,160
  5,000,000  AT&T Corp. 6.00% due 3/15/09(2) ....................      4,454,000
  3,500,000  Daimler-Chrysler National Holding 7.20% due 9/1/09(2)     3,377,325
  3,000,000  Electronic Data Systems 7.45% due 10/15/29(2) ......      2,886,330
  5,000,000  Ford Motor Credit Co. 5.75% due 2/23/04 ............      4,675,450
  5,000,000  General Motors Acceptance Corp. 6.75% due 12/10/02 .      4,913,650


                       See Notes to Financial Statements.
                                     --41--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           CORE FIXED INCOME PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

CORPORATE NOTES  -- (CONTINUED)
$ 4,000,000  Goldman Sachs Group 6.65% due 5/15/09 ..............   $  3,654,280
  5,000,000  IBM Corp. 5.375% due 2/1/09(2) .....................      4,349,500
  5,700,000  Lucent Technologies 6.45% due 3/15/29 ..............      4,879,086
  5,000,000  Merrill Lynch and Co. 6.00% due 2/17/09 ............      4,404,800
  4,000,000  Morgan Stanley Dean Witter 7.125% due 1/15/03 ......      3,954,080
  3,280,000  Rohm and Haas Co 7.85% due 7/15/29 .................      3,264,879
  4,000,000  Vodafone Airtouch PLC 7.625% due 2/15/05 ...........      3,986,972
  3,700,000  Wal-Mart Stores 6.875% due 8/10/09 .................      3,565,505
                                                                    ------------
             TOTAL CORPORATE NOTES
               (Cost $61,065,709)................................     57,206,956
                                                                    ------------

U.S. TREASURY NOTES/BONDS -- 19.7%
             U.S. Treasury Bond,
  1,000,000    7.25% due 8/15/22.................................      1,118,120
  5,550,000    6.125% due 11/15/27 ..............................      5,491,003
             U.S. Treasury Notes,
  2,000,000    4.625% due 11/30/00(2) ...........................      1,980,000
 15,000,000    5.875% due 11/15/04(2,4) .........................     14,606,250
  7,000,000    6.00% due 8/15/09(4) .............................      6,838,090
  5,000,000    6.50% due 2/15/10(4) .............................      5,099,200
                                                                    ------------
             TOTAL U.S. TREASURY NOTES/BONDS
               (Cost $35,547,783)................................     35,132,663
                                                                    ------------

REPURCHASE AGREEMENTS -- 9.4%
    167,000  With Goldman Sachs & Co., 4.95% 5/1/00 (dated
               4/28/00 collateralized by $168,000 U.S. Treasury Notes,
               6.50% due 12/1/28, market value $175,016) ..........      167,000

 16,600,000  With Prudential Securities, 5.83%,5/1/00 (dated 4/28/00 collateralized  by  $19,890,000  Federal  Home  Loan
              Mortgage Corporation,  FHR 2140 due 12/1/28,  market
              value $18,053,650)..................................    16,600,000
                                                                    ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $16,767,000).................................    16,767,000
                                                                    ------------
TOTAL INVESTMENTS (Cost $203,823,844).....................   110.6% $197,517,880
                                                                    ------------



                       See Notes to Financial Statements.
                                     --42--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                    CORE FIXED INCOME PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                   APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
  --------                                                             -------

REVERSE REPURCHASE AGREEMENTS --(9.9)%
$5,275,000   With Merrill Lynch and Co., 4.00% 5/1/00
              (dated 4/28/00, collateralized by $5,000,000 U.S.
              Treasury Notes, 6.50% due 2/15/10, market value
              $5,100,500)......................................    $ (5,275,000)
 5,790,000   With Merrill Lynch and Co., 5.35% 5/1/00
              (dated 4/28/00, collateralized by $6,000,000 U.S.
              Treasury Notes, 5.875% due 11/15/04, market value
              $5,827,800)......................................      (5,790,000)
 6,615,000 With Merrill Lynch and Co., 5.65% 5/1/00
              (dated 4/28/00, collateralized by $7,000,000 U.S.
              Treasury Notes, 6.00% due 8/15/09, market value
              $6,806,100)......................................      (6,615,000)
                                                                   ------------
             TOTAL REVERSE REPURCHASE AGREEMENTS
               (Cost $17,680,000)..............................     (17,680,000)
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS.....................  (0.7)    (1,291,071)
                                                           -----   ------------
NET ASSETS................................................ 100.0%  $178,546,809
                                                           =====   ============

-----------------
(1) Represents current face amount at April 30, 2000.
(2) Securities or partial securities on loan.
(3) Face amount represents notional amount.
(4) Collateral for reverse repurchase agreements.

Abbreviations:
TBA -- To be announced.
UAC -- Union Acceptance Corp.


                       See Notes to Financial Statements.
                                     --43--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           STRATEGIC EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- 98.7%
             BANKING -- 1.2%
    35,000   Citigroup, Inc. ......................................  $ 2,080,312
                                                                    ------------
             COMMERCIAL SERVICES -- 2.1%
    70,000   McGraw-Hill, Inc. ....................................    3,675,000
                                                                    ------------
             CONSUMER DURABLES -- 3.5%
    50,000   Ford Motor............................................    2,734,375
    80,000   Harley-Davidson, Inc. ................................    3,185,000
                                                                    ------------
                                                                       5,919,375
                                                                    ------------
             CONSUMER NON-DURABLES -- 2.6%
    24,700   Colgate-Palmolive Co. ................................    1,410,987
    53,500   Kimberly-Clark Corp. .................................    3,106,344
                                                                    ------------
                                                                       4,517,331
                                                                    ------------
             CONSUMER PRODUCTS -- 1.5%
    60,100   Black & Decker Corp. .................................    2,527,956
                                                                    ------------
             CONSUMER SERVICES -- 0.5%
    33,300   Carnival Corp.-- Class A..............................      828,337
                                                                    ------------
             ELECTRICAL & ELECTRONICS -- 8.1%
    33,000   American Power Conversion(1)..........................    1,165,312
    28,000   FPL...................................................    1,265,250
    54,400   Philips Electronics(1)................................    2,427,600
   160,000   Nokia, ADR............................................    9,100,000
                                                                    ------------
                                                                      13,958,162
                                                                    ------------
             ELECTRONIC TECHNOLOGY -- 14.4%
    80,000   Cisco Systems, Inc.(1)................................    5,546,250
    48,000   EMC Corp.(1)..........................................    6,669,000
    28,000   Intel Corp. ..........................................    3,550,750
    26,000   International Business Machines Corp. ................    2,902,250
    31,600   Lexmark International Group, Inc. Class A(1)..........    3,728,800
       400   Siebel Systems, Inc.(1)...............................       49,150
    60,000   Xircom, Inc.(1).......................................    2,366,250
                                                                    ------------
                                                                      24,812,450
                                                                    ------------


                       See Notes to Financial Statements.
                                     --44--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                    STRATEGIC EQUITY PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                   APRIL 30, 2000 -- (UNAUDITED)


   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
             ENERGY MINERALS -- 7.5%
    40,000   Chevron Corp. ........................................  $ 3,405,000
    53,748   Exxon Mobil Corp. ....................................    4,175,548
    40,000   Phillips Petroleum Co. ...............................    1,897,500
    45,000   Schlumberger Inc. ....................................    3,445,312
                                                                    ------------
                                                                      12,923,360
                                                                    ------------
             FINANCIAL SERVICES -- 10.8%
    43,750   American International Group, Inc. ...................    4,798,828
    79,208   Associates First Capital Corp. .......................    1,757,427
    40,000   Bank of America.......................................    1,960,000
    56,000   Duke Realty Investments Inc. .........................    1,214,500
    55,000   Fleet Boston Financial Corp. .........................    1,949,062
    60,000   Freddie Mac...........................................    2,756,250
    14,300   Hartford Life, Inc. Class-- A.........................      704,275
    29,200   PaineWebber Group, Inc. ..............................    1,281,150
    53,000   Wells Fargo & Company.................................    2,176,313
                                                                    ------------
                                                                      18,597,805
                                                                    ------------
             HEALTH CARE -- 3.1%
     9,300   Medimmune Inc.(1).....................................    1,487,419
    90,000   Pfizer, Inc. .........................................    3,791,250
                                                                    ------------
                                                                       5,278,669
                                                                    ------------
             HEALTH CARE FACILITY & SUPPLIES -- 1.3%
    42,600   Medtronic, Inc. ......................................    2,212,538
                                                                    ------------
             HEALTH TECHNOLOGY -- 4.8%
    40,000   Johnson & Johnson.....................................    3,300,000
    31,500   Merck & Co, Inc. .....................................    2,189,250
    24,000   Warner Lambert Co. ...................................    2,731,500
                                                                    ------------
                                                                       8,220,750
                                                                    ------------
             OIL & GAS DRILLING -- 0.8%
    28,712   Transocean Sedco Forex Inc. ..........................    1,349,464
                                                                    ------------
             PROCESS INDUSTRIES -- 3.2%
    35,000   General Electric Co. .................................    5,503,750
                                                                    ------------


                       See Notes to Financial Statements.
                                     --45--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                    STRATEGIC EQUITY PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                   APRIL 30, 2000 -- (UNAUDITED)


   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
             PRODUCER MANUFACTURING -- 4.6%
    40,000   Johnson Controls, Inc. ...............................  $ 2,532,500
    82,900   Leggett & Platt, Inc. ................................    1,771,988
    80,000   Tyco International Ltd. ..............................    3,675,000
                                                                    ------------
                                                                       7,979,488
                                                                    ------------
             REGIONAL BELL OPERATING COMPANIES -- 1.0%
    29,000   Bell Atlantic Corp. ..................................    1,718,250
                                                                    ------------
             RETAIL TRADE -- 1.8%
    46,600   Target Corp...........................................    3,101,813
                                                                    ------------
             TECHNOLOGY -- 13.0%
    80,000   Applied Materials, Inc.(1)............................    8,145,000
    77,890   Computer Associates International, Inc. ..............    4,347,236
    35,000   Microsoft Corporation(1)..............................    2,441,250
    42,000   Sun Microsystems, Inc.(1).............................    3,861,375
    15,000   Symantec Corp.(1).....................................      936,563
    16,500   Texas Instruments, Inc. ..............................    2,687,438
                                                                    ------------
                                                                      22,418,862
                                                                    ------------
             TECHNOLOGY SYSTEMS/SEMI CONDUCTORS -- 2.5%
    40,000   Qualcomm, Inc.(1).....................................    4,337,500
                                                                    ------------
             TRANSPORTATION -- SHIPPING -- 1.1%
    29,400   United Parcel Service.................................    1,955,100
                                                                    ------------
             UTILITIES -- 9.3%
    80,000   BellSouth Corp. ......................................    3,895,000
    30,000   Columbia Energy Group.................................    1,882,500
    28,500   Duke Power Co. .......................................    1,638,750
    66,300   MCI Worldcom, Inc.(1).................................    3,012,506
    50,900   Sprint Corp. (FON Group)..............................    3,130,350
    45,000   Sprint Corp. (PCS Group)(1,2).........................    2,475,000
                                                                    ------------
                                                                      16,034,106
                                                                    ------------
             TOTAL COMMON STOCKS
               (Cost $101,591,756).................................  169,950,378


                       See Notes to Financial Statements.
                                     --46--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                    STRATEGIC EQUITY PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

CALL OPTIONS -- (0.3)%
       110   Applied Materials July 00 @ $120....................  $   (134,750)
       110   EMC Corp. May 00 @ $140.............................       (77,000)
        70   Nokia Corp. July 00 @ $57.50........................      (182,000)
       200   Qualcomm Inc. July 00 @ $170........................       (60,000)
                                                                   ------------
             TOTAL CALL OPTIONS
               (Cost $(995,136)).................................      (453,750)
                                                                   ------------

PUT OPTIONS -- 0.0%
       160   Motorola June 00 @ $100
               (Cost $(89,767))..................................       (33,000)
                                                                   ------------
    FACE
   AMOUNT
  ----------------
REPURCHASE AGREEMENT -- 3.0%
$5,109,000   With Goldman Sachs & Co., 5.58% due 5/1/00 (dated 4/28/00, collateralized by $4,470,000 U.S. Treasury Bonds, 6.85% due 11/15/02, market value $5,219,600),
               (Cost $5,109,000).................................  $  5,109,000
                                                                   ------------

TOTAL INVESTMENTS (Cost $105,615,852).....................  101.4% $174,572,628

LIABILITIES IN EXCESS OF OTHER ASSETS.....................   (1.4)   (2,345,676)
                                                            -----  ------------
NET ASSETS................................................  100.0% $172,226,952
                                                            =====  ============

-----------------
(1) Non-income producing security.
(2) Securities or partial securities on loan.

Abbreviation:
ADR -- American Depository Receipts


                       See Notes to Financial Statements.
                                     --47--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
               SMALL CAPITALIZATION VALUE PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- 99.8%
             BASIC INDUSTRY -- 9.7%
   153,200   Aptargroup, Inc. .....................................  $ 4,366,200
    61,900   Borg-Warner Automotive, Inc. .........................    2,588,194
   192,200   Cable Design Technologies(1) .........................    6,582,850
    38,400   Commercial Metals Co. ................................    1,128,000
   109,000   Granite Construction, Inc. ...........................    2,588,750
   135,600   Hercules, Inc. .......................................    2,110,275
   235,400   Packaging Corp. of America(1) ........................    2,795,375
   111,900   Pittston Services Group ..............................    1,832,362
    44,200   Texas Industries, Inc. ...............................    1,442,025
   124,900   Tower Automotive, Inc.(1) ............................    1,951,562
                                                                     -----------
                                                                      27,385,593
                                                                     -----------
             CONSUMER SERVICES -- 18.7%
    67,700   BJ's Wholesale Club, Inc.(1) .........................    2,399,119
   117,050   Canandaigua Wine Company, Inc. Class A(1) ............    5,896,394
   188,400   Children's Place(1,2) ................................    4,191,900
   220,800   Copart, Inc.(1) ......................................    3,808,800
    88,350   Harman International Industries, Inc. ................    5,775,881
   120,700   Haverty Furniture Company, Inc. ......................    1,357,875
   259,100   Jack In The Box(1) ...................................    6,347,950
   120,700   La-Z-Boy Chair Co. ...................................    1,893,481
    57,550   Midwest Express Holdings, Inc.(1) ....................    1,456,734
    74,600   Movado Group, Inc. ...................................      643,425
    91,400   NCO Group, Inc.  (1) .................................    3,141,875
   206,800   Ralcorp Holdings, Inc.(1) ............................    2,856,425
   166,700   Ruby Tuesday, Inc. ...................................    3,490,281
   147,200   Shopko Stores, Inc. ..................................    2,631,200
    76,700   Suiza Foods Corp.(1,2) ...............................    2,986,506
    53,000   Toro Co. .............................................    1,629,750
    82,500   Universal Corp. ......................................    1,557,187
   154,929   Zany Brainy, Inc.(1,2) ...............................      610,033
                                                                     -----------
                                                                      52,674,816
                                                                     -----------

                       See Notes to Financial Statements.
                                     --48--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
               SMALL CAPITALIZATION VALUE PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

             COMMON STOCKS -- (CONTINUED)
             ENERGY -- 12.3%
   105,100   Energen Corp. ........................................  $ 1,924,644
   167,100   Helmerich and Payne, Inc. ............................    5,232,319
   353,800   Ocean Energy, Inc.(1) ................................    4,577,287
   231,800   Oceaneering International, Inc.(1) ...................    3,998,550
   340,800   Swift Energy Co.(1) ..................................    6,965,100
   132,500   Tesoro Petroleum Corp.(1) ............................    1,556,875
   129,600   Valero Energy New ....................................    3,758,400
    56,919   Vectren Corp. ........................................    1,145,495
   275,300   Vintage Petroleum, Inc. ..............................    5,471,587
                                                                     -----------
                                                                      34,630,257
                                                                     -----------
             FINANCIAL SERVICES -- 12.6%
   159,700   Bancwest Corp. .......................................    2,924,506
   103,100   Cullen/Frost Bankers, Inc. ...........................    2,545,281
   109,500   Enhance Financial Services Group, Inc. ...............    1,108,687
    61,400   Greater Bay Bancorp ..................................    2,610,459
    61,900   Hamilton Bancorp, Inc.(1) ............................    1,137,412
    88,400   Harleysville Group, Inc. .............................    1,419,925
   133,253   Hudson United Bancorp ................................    3,006,521
    66,600   Imperial Bancorp(1) ..................................    1,307,025
   100,440   Metris Companies, Inc. ...............................    3,766,500
    91,400   Presidential Life Corp. ..............................    1,455,259
    47,200   Profit Recovery Group International, Inc. (1,2) ......      828,950
    61,900   Protective Life Corp. ................................    1,473,994
    75,394   Radian Group, Inc. ...................................    3,840,382
   147,905   Republic Bancorp, Inc. ...............................    1,460,562
    86,300   Sterling Bancshares, Inc. ............................      949,300
   135,400   The MONY Group, Inc. .................................    4,188,937
    67,700   Triad Guaranty, Inc.(1) ..............................    1,421,700
                                                                     -----------
                                                                      35,445,400
                                                                     -----------
             HEALTHCARE -- 7.5%
   123,700   Conmed Corp.(1) ......................................    3,231,662
    76,700   Datascope Corp. ......................................    2,540,688
    95,750   King Pharmaceuticals(1,2) ............................    4,727,656


                       See Notes to Financial Statements.
                                     --49--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
               SMALL CAPITALIZATION VALUE PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
             HEALTHCARE -- (CONTINUED)
   188,400   Orthodontic Centers of America, Inc.(1) ..............  $ 3,991,725
   103,100   Provantage Health Services(1) ........................      818,356
   149,900   Wesley Jessen VisionCare, Inc.(1) ....................    5,902,313
                                                                     -----------
                                                                      21,212,400
                                                                     -----------
             REAL ESTATE -- 6.6%
    79,600   Amli Residential Properties ..........................    1,810,900
    53,000   Arden Realty Group ...................................    1,179,250
   106,000   Bedford Property Investors, Inc. .....................    1,868,250
    61,900   Brandywine Realty Trust ..............................    1,075,513
    70,700   CBL & Associates Properties ..........................    1,657,031
   217,900   Glimcher Realty Trust.................................    2,996,125
    53,000   Kilroy Realty Corp. ..................................    1,278,625
    61,800   Liberty Property Trust ...............................    1,529,550
    65,300   Pacific Gulf Properties, Inc. ........................    1,403,950
    82,500   Regency Realty Corp. .................................    1,825,313
   105,040   Starwood Financial Inc. (1) ..........................    1,844,765
                                                                     -----------
                                                                      18,469,272
                                                                     -----------
             TECHNOLOGY -- 26.6%
    77,600   Dallas Semiconductor Corp. ...........................    3,331,950
    93,900   Electronics For Imaging(1) ...........................    4,906,275
    94,200   F.Y. I., Inc.(1) .....................................    2,525,738
    65,000   Burr-Brown Corp.(1) ..................................    4,428,125
    83,100   Cypress Semiconductor Corp.(1) .......................    4,316,006
    82,000   Kent Electronics Corp.(1) ............................    2,393,375
    54,500   Lam Research Corp.(1) ................................    2,500,188
   159,200   Henry (Jack) &Associates, Inc.........................    6,288,400
   656,300   Lanier Worldwide Inc. (1) ............................    1,271,581
    80,500   Lattice Semiconductor Corp.(1) .......................    5,423,688
   159,800   Methode Electronics, Inc.-- Class A ..................    6,659,166
    44,200   Moog, Inc. Class A(1) ................................    1,041,463
    55,500   Pinnacle Systems, Inc.(1) ............................    1,332,000
    53,500   Plexus Corp.(1) ......................................    4,099,438
   200,200   Progress Software Corp.(1) ...........................    4,004,000


                       See Notes to Financial Statements.
                                     --50--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
               SMALL CAPITALIZATION VALUE PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
    85,500   Remedy Corp.(1) ...................................... $  4,542,188
   223,700   Reynolds & Reynolds ..................................    5,312,875
    83,300   Symantec Corp.(1) ....................................    5,201,044
   137,600   Xircom, Inc.(1) ......................................    5,426,600
                                                                    ------------
                                                                      75,004,100
                                                                    ------------
             TELEPHONE -- 0.6%
    62,100   Andrew Corp.(1) ......................................    1,828,069
                                                                    ------------
             THRIFT HOLDING COMPANY -- 2.0%
   145,600   Electroglas, Inc.(1) .................................    5,642,000
                                                                    ------------
             UTILITIES -- 3.2%
    49,200   Alliant Energy Corp. .................................    1,476,000
    76,700   Equitable Resources, Inc. ............................    3,556,963
    66,000   MDU Resources Group, Inc. ............................    1,439,625
    91,400   NUI Corp. ............................................    2,444,949
                                                                    ------------
                                                                       8,917,537
                                                                    ------------
             TOTAL COMMON STOCKS
               (Cost $238,341,813).................................  281,209,444
                                                                    ------------
    FACE
   AMOUNT
 ----------
REPURCHASE AGREEMENT -- 0.2%
   444,000   With Goldman Sachs & Company, 5.58% 5/1/00 (dated
              4/28/00, collateralized by $430,000 U.S. Treasury
              Bonds, 7.875% due 11/15/07, market value $456,100)
              (Cost $444,000).....................................       444,000
                                                                    ------------

TOTAL INVESTMENTS (Cost $238,785,813)....................   100.0%  $281,653,444

OTHER ASSETS IN EXCESS OF LIABILITIES....................     0.0          4,233
                                                            -----   ------------
NET ASSETS...............................................   100.0%  $281,657,677
                                                            =====   ============

----------------
(1) Non-income producing security.
(2) Securities or partial securities on loan.


                       See Notes to Financial Statements.
                                     --51--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                     LARGE CAP VALUE PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- 98.0%
             BASIC INDUSTRY -- 2.8%
     1,900   Dow Chemical Co.......................................   $  214,700
     5,900   Rohm & Haas Co. ......................................      210,187
     4,100   Weyerhaeuser Co. .....................................      219,094
                                                                      ----------
                                                                         643,981
                                                                      ----------
             CAPITAL GOODS -- 7.4%
     4,600   Cooper Industries, Inc. ..............................      157,837
     4,300   TRW, Inc. ............................................      251,550
    16,300   Tyco International Ltd. ..............................      748,781
     8,600   United Technologies Corp. ............................      534,812
                                                                      ----------
                                                                       1,692,980
                                                                      ----------
             COMMERCIAL SERVICES -- 2.1%
    11,800   Cendant Corp.(1) .....................................      182,162
     5,500   McGraw-Hill, Inc. ....................................      288,750
                                                                      ----------
                                                                         470,912
                                                                      ----------
             COMPUTERS -- 3.1%
     5,600   Apple Computer, Inc.(1) ..............................      694,750
                                                                      ----------
             CONSUMER NON-DURABLES -- 5.6%
     8,600   Anheuser-Busch Companies, Inc. .......................      606,837
     8,800   Kimberly Clark Corp. .................................      510,950
     2,600   Procter & Gamble Co. .................................      155,025
                                                                      ----------
                                                                       1,272,812
                                                                      ----------
             CONSUMER SERVICES -- 1.1%
     5,800   The Walt Disney Co. ..................................      251,212
                                                                      ----------
             ELECTRONICS -- 1.0%
     4,400   SCI Systems, Inc.(1) .................................      234,300
                                                                      ----------
             ENERGY -- 10.5%
     7,050   Coastal Corp. ........................................      353,822
     9,937   Exxon Mobil Corp. ....................................      771,981
     8,300   Kerr-McGee Corp. .....................................      429,525
    10,800   Schlumberger, Inc. ...................................      826,875
                                                                      ----------
                                                                       2,382,203
                                                                      ----------

                       See Notes to Financial Statements.
                                     --52--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                     LARGE CAP VALUE PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
             FINANCE -- 19.8%
     7,800   American General Corp. ...............................  $   436,800
     5,300   American International Group .........................      581,344
     7,500   Bank Of America ......................................      367,500
     5,300   Chase Manhattan Corp. ................................      381,931
    15,800   Citigroup, Inc. ......................................      939,113
    12,100   Equity Residential Properties Trust(2) ...............      550,550
    11,000   Fleet Boston Financial Corp. .........................      389,813
     5,300   Household International, Inc. ........................      221,275
     6,118   Lincoln National Corp. ...............................      212,983
     5,400   Morgan Stanley Dean Witter ...........................      414,450
                                                                     -----------
                                                                       4,495,759
                                                                     -----------
             FINANCIAL SERVICES -- 1.2%
     3,000   Providian Financial Corp. ............................      264,188
                                                                     -----------
             HEALTH CARE SERVICES -- 1.0%
     8,300   Columbia/HCA Healthcare Corp. ........................      236,031
                                                                     -----------
             HEALTH TECHNOLOGY -- 7.4%
     8,900   American Home Products Corp. .........................      500,069
     3,600   Bristol-Myers Squibb Co. .............................      188,775
     5,200   Johnson & Johnson ....................................      429,000
     4,900   Warner Lambert Co. ...................................      557,681
                                                                     -----------
                                                                       1,675,525
                                                                     -----------
             MANUFACTURING - DIVERSIFIED INDUSTRIES -- 2.2%
     5,600   Dover Corp. ..........................................      284,550
     2,600   Minnesota Mining & Manufacturing Co. .................      224,900
                                                                     -----------
                                                                         509,450
                                                                     -----------
             METALS -- 0.8%
     2,700   Alcoa, Inc.(2) .......................................      175,163
                                                                     -----------
             RETAIL TRADE -- 2.9%
     4,800   Lowe's Companies, Inc. ...............................      237,600
     6,500   Target Corp ..........................................      432,656
                                                                     -----------
                                                                         670,256
                                                                     -----------


                       See Notes to Financial Statements.
                                     --53--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                     LARGE CAP VALUE PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
     2,400   Teradyne, Inc.(1) ....................................  $   264,000
                                                                     -----------
             TECHNOLOGY -- 8.2%
     6,500   Computer Associates International, Inc. ..............      362,781
    15,900   First Data Corp. .....................................      774,131
     2,400   Hewlett-Packard Co. ..................................      324,000
     2,100   International Business Machines Corp. ................      234,413
     2,800   Symantec Corp.(1) ....................................      174,825
                                                                     -----------
                                                                       1,870,150
                                                                     -----------
             TELECOMMUNICATION EQUIPMENT -- 2.0%
     3,900   Motorola, Inc. .......................................      464,344
                                                                     -----------
             UTILITIES -- 17.7%
    13,175   Alltel Corp. .........................................      877,784
     7,000   American Power Conversion Corp.(1,2) .................      247,188
     8,600   AT&T Corp.(2) ........................................      401,513
     8,800   Bell Atlantic Corp.(2)................................      521,400
    11,000   Columbia Energy Group ................................      690,250
     1,600   GTE Corp. ............................................      108,400
    13,700   Sprint Corp. .........................................      842,551
     4,700   U.S. West Incorporated ...............................      334,581
                                                                     -----------
                                                                       4,023,667
                                                                     -----------
             TOTAL COMMON STOCKS
               (Cost $22,015,714)..................................   22,291,683
                                                                     -----------

TOTAL INVESTMENTS (Cost $22,015,714)......................    98.0%  $22,291,683

OTHER ASSETS IN EXCESS OF LIABILITIES.....................     2.0       454,930
                                                             ------  -----------
NET ASSETS................................................   100.0%  $22,746,613
                                                             ======  ===========

---------------
(1) Non-income producing security.
(2) Securities or partial securities on loan.


                       See Notes to Financial Statements.
                                     --54--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                      INTERNATIONAL PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- 96.1%
             JAPAN -- 22.1%
   673,000   Canon, Inc. ........................................  $  30,763,131
 1,690,000   Chugai Pharmaceutical Co.(2) .......................     32,526,592
 1,065,000   Dai Nippon Printing Co., Ltd. ......................     18,063,445
     2,580   East Japan Railway Co. .............................     15,278,763
   354,000   Eisai Co., Ltd. ....................................     10,318,162
   393,000   Familymart Co., Ltd. ...............................     14,400,456
 2,000,000   Fuji Heavy Industries Ltd.(2) ......................     15,267,659
   410,000   Fuji Photo Film Co., Ltd. ..........................     16,427,076
   980,000   Jusco Co. ..........................................     18,136,129
   684,000   Kao Corp. ..........................................     20,822,867
 6,152,000   Kubota Corp. .......................................     20,037,683
   150,800   Nintendo Corp., Ltd. ...............................     25,116,688
     1,958   Nippon Telegraph & Telephone Corp. .................     24,277,614
    60,000   Rohm Co. ...........................................     20,097,792
 1,185,000   Shiseido Co., Ltd.(2) ..............................     14,978,129
    80,000   Sony Corp. (2)......................................      9,186,504
    80,000   Sony Corp. New (2)..................................      9,253,127
   413,000   Toyota Motor Corp. .................................     20,521,677
   899,000   Wacoal Corp. .......................................      7,586,528
                                                                   -------------
                                                                     343,060,022
                                                                   -------------
             UNITED KINGDOM -- 16.8%
 3,035,000   Allied Domecq. .....................................     14,912,388
 1,190,914   Associated British Foods PLC .......................      7,118,731
   504,242   Bass PLC ...........................................      5,929,620
   864,300   BOC Group PLC ......................................     14,295,467
 3,655,900   British Aerospace PLC ..............................     22,782,896
 1,202,000   British Telecommunications PLC .....................     21,573,804
 3,070,000   Cadbury Schweppes PLC ..............................     20,969,181
 5,500,000   Corus Group PLC ....................................      7,444,536
 2,000,000   Gallaher Group PLC .................................      9,944,304
 4,065,926   Invensys PLC .......................................     19,675,601
 1,710,000   Johnson Matthey PLC ................................     22,690,852
 1,310,000   Rio Tinto PLC ORD ..................................     20,447,633

                       See Notes to Financial Statements.
                                     --55--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                      INTERNATIONAL PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
             UNITED KINGDOM -- (CONTINUED)
 2,000,000   Royal & Sun Alliance Insurance Group PLC ...........   $ 11,290,032
 2,413,200   Scottish Power PLC .................................     19,494,505
 1,260,000   SmithKline Beecham PLC .............................     17,340,644
 4,435,900   Tomkins PLC ........................................     13,639,647
 1,639,237   Trinity Mirror PLC .................................     12,786,914
                                                                    ------------
                                                                     262,336,755
                                                                    ------------
              FRANCE -- 11.4%
    98,300   Alcatel ............................................     22,841,873
    80,030   Compagnie de Saint-Gobain(2) .......................     10,946,405
    84,200   Groupe Danone(2) ...................................     18,452,924
   224,745   Lafarge SA(2) ......................................     18,657,199
   276,000   Lagardere Groupe SCA(2) ............................     18,737,143
   251,255   Pernod-Ricard ......................................     11,390,579
   240,000   Schneider SA .......................................     15,746,417
   310,000   SCOR SA ............................................     13,525,516
   258,476   Total Fina SA ......................................     39,311,044
   162,000   Valeo SA ...........................................      9,004,982
                                                                    ------------
                                                                     178,614,082
                                                                    ------------
             GERMANY -- 8.5%
   403,600   Aventis SA(2) ......................................     21,956,520
   360,000   Bayer AG(2) ........................................     14,647,449
   786,500   Continental AG .....................................     14,441,483
   194,000   Daimler-Chrysler AG(2) .............................     11,384,805
   130,800   Schering AG(2) .....................................     18,534,299
   219,000   Siemens AG .........................................     31,930,235
    47,290   Siemens AG -- ADR ..................................      6,994,021
   275,200   Veba AG(2) .........................................     13,416,531
                                                                    ------------
                                                                     133,305,343
                                                                    ------------
             NETHERLANDS -- 7.5%
   830,000   ABN-Amro Holdings N.V. .............................     17,131,063
   468,900   Akzo Nobel(2) ......................................     19,240,670
   730,900   Hagemeyer N.V.(2)...................................     14,419,622


                       See Notes to Financial Statements.
                                     --56--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                      INTERNATIONAL PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
             NETHERLANDS -- (CONTINUED)
   708,000   Koninklijke Ahold N.V.(2) ..........................   $ 16,548,500
   481,100   Royal Dutch Petroleum Co. (2).......................     27,794,741
   171,323   Royal PTT Nederland N.V.-- Sponsored ADR ...........     17,474,946
   171,323   TNT Post Group N.V.- Sponsored ADR .................      3,747,691
                                                                    ------------
                                                                     116,357,233
                                                                    ------------
             SPAIN -- 6.2%
   400,000   Banco Popular de Espanol(2) ........................     10,825,662
 1,953,000   Dragados Construcciones SA (2)......................     14,949,255
   962,976   Endesa SA ..........................................     20,937,456
 1,155,000   Repsol SA Sponsored ADR ............................     23,821,875
   391,266   Telefonica de Espana Sponsored ADR(1) ..............     25,921,373
                                                                    ------------
                                                                      96,455,621
                                                                    ------------
             AUSTRALIA -- 4.7%
 3,113,900   Australia Gas Light Co. ............................     16,171,227
 1,200,000   Commonwealth Bank of Australia(2) ..................     18,261,529
 6,600,000   Foster's Brewing Group(2) ..........................     16,660,144
 3,570,789   Westpac Banking Corp. Ltd.(2) ......................     22,773,651
                                                                    ------------
                                                                      73,866,551
                                                                    ------------
             SWEDEN -- 3.9%
   440,091   AstraZeneca Plc ....................................     18,409,407
 1,235,000   Electrolux AB-- Series B(2) ........................     20,898,979
   450,000   SKF AB-- B Shares(2) ...............................      9,650,709
   480,000   Volvo AB-- B Shares(2) .............................     11,661,274
                                                                    ------------
                                                                      60,620,369
                                                                    ------------
             FINLAND -- 2.8%
   757,180   Nokia Corp. Sponsored ADR ..........................     43,064,612
                                                                    ------------
             DENMARK -- 2.2%
   219,000   Tele Danmark AS(2) .................................     16,061,141
   235,000   Uni-Danmark ........................................     18,814,392
                                                                    ------------
                                                                      34,875,533
                                                                    ------------


                       See Notes to Financial Statements.
                                     --57--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                      INTERNATIONAL PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                   APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
 ----------                                                           ----------

COMMON STOCKS -- (CONTINUED)
SWITZERLAND -- 1.9%
     7,200   Nestle AG Reg. ..................................... $   12,722,068
    49,000   Swisscom AG ........................................     17,316,148
                                                                  --------------
                                                                      30,038,216
                                                                  --------------
             ITALY -- 1.6%
 7,420,742   Bennetton Group S.P.A.(2) ..........................     13,693,371
   229,000   ENI SPA Sponsored ADR ..............................     11,908,000
                                                                  --------------
                                                                      25,601,371
                                                                  --------------
             BELGIUM -- 1.6%
    59,000   Electrabel SA(2) ...................................     14,295,797
   430,000   Fortis-- B .........................................     10,881,339
                                                                  --------------
                                                                      25,177,136
                                                                  --------------
             NORWAY -- 1.0%
 3,234,000   Christiania Bank OG Kreditkasse ASA(2) .............     14,964,916
                                                                  --------------
             CANADA -- 0.9%
    60,000   Magna Entertainment ................................        247,500
   300,000   Magna International, Inc.-- Class A ................     14,025,000
                                                                  --------------
                                                                      14,272,500
                                                                  --------------
             IRELAND -- 0.9%
 1,400,000   Allied Irish Banks .................................     14,001,372
                                                                  --------------
             AUSTRIA -- 0.8%
   269,200   Bank Austria .......................................     11,971,068
                                                                  --------------
             SINGAPORE -- 0.7%
 1,080,000   Singapore Air Ltd. Foreign .........................     11,195,715
                                                                  --------------
             NEW ZEALAND -- 0.6%
 2,320,000   Telecom Corp. New Zealand(2) .......................      9,813,542
                                                                  --------------
             TOTAL COMMON STOCKS
               (Cost $1,231,827,762).............................  1,499,591,957
                                                                  --------------



                       See Notes to Financial Statements.
                                     --58--

                     ------------------------
                      THE GLENMEDE FUND, INC.
                     ------------------------
                      INTERNATIONAL PORTFOLIO
         SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                   APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
 ----------                                                           ---------

REPURCHASE AGREEMENT -- 2.1%
$32,337,000  With Goldman Sachs & Co., 5.58% 5/1/00 (dated 4/28/00, collateralized by $33,685,000 U.S. Treasury Bonds,
               6.45% due 2/15/26, market value $33,016,790),
               (Cost $32,337,000)..............................   $   32,337,000
                                                                  --------------

TOTAL INVESTMENTS (Cost $1,264,164,762).................   98.2%  $1,531,928,957

OTHER ASSETS IN EXCESS OF LIABILITIES...................    1.8       28,630,851
                                                          -----   --------------
NET ASSETS..............................................  100.0%  $1,560,559,808
                                                          =====   ==============

--------------
(1) Non-income producing security.
(2) Securities or partial securities on loan.
Abbreviation:
ADR -- American Depository Receipts


                       See Notes to Financial Statements.
                                     --59--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                             INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
    ON APRIL 30, 2000, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                                       % OF NET
                                                        ASSETS         VALUE
                                                       ---------  --------------
INDUSTRIES:
     Electronics...............................          15.0%    $  234,330,215
     Foods and Beverages.......................           8.0        124,704,135
     Oil Related...............................           7.4        116,252,191
     Telecommunications........................           7.4        114,963,621
     Pharmaceuticals...........................           6.2         97,129,103
     Chemicals.................................           5.5         86,567,182
     Financial Services........................           5.4         84,012,498
     Automotive................................           5.2         81,865,398
     Manufacturing.............................           3.7         57,669,826
     Banking...................................           3.6         55,612,493
     Engineering and Construction..............           2.9         44,552,859
     Machinery.................................           2.3         35,784,101
     Industrials...............................           2.2         34,087,280
     Publishing................................           2.0         30,850,359
     Consumer Products.........................           1.9         29,397,751
     Transportation............................           1.7         26,474,478
     Insurance.................................           1.6         24,815,548
     Housing and Home Furnishings..............           1.5         22,841,873
     Aerospace.................................           1.5         22,782,896
     Apparel...................................           1.4         21,279,899
     Commercial Services.......................           1.4         21,222,637
     Consumer Durables/Non-Durables............           1.3         20,822,867
     Utilities.................................           1.2         19,494,505
     Miscellaneous Industries..................           1.2         18,737,143
     Retail....................................           1.2         18,136,129
     Natural Gas...............................           1.0         16,171,227
     Tire and Rubber Goods.....................           0.9         14,441,483
     Convenience Stores........................           0.9         14,400,456
     Tobacco...................................           0.6          9,944,304
     Hotels, Restaurants & Leisure.............           0.0            247,500
                                                        -----     --------------
     TOTAL FOREIGN SECURITIES..................          96.1%    $1,499,591,957
     REPURCHASE AGREEMENT......................           2.1         32,337,000
                                                        -----     --------------
     TOTAL INVESTMENTS.........................          98.2%    $1,531,928,957
                                                        =====     ==============

                       See Notes to Financial Statements.
                                     --60--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- 95.9%
             JAPAN -- 22.7%
   104,000   Canon, Inc. ........................................    $ 4,753,886
   261,000   Chugai Pharmaceutical Co.(2) .......................      5,023,338
   164,000   Dai Nippon Printing Co., Ltd.(2) ...................      2,781,601
       380   East Japan Railway Co. .............................      2,250,360
    55,000   Eisai Co., Ltd. ....................................      1,603,104
    60,700   Familymart Co., Ltd. ...............................      2,224,193
   308,000   Fuji Heavy Industries Ltd.(2) ......................      2,351,220
    63,000   Fuji Photo Film Ltd. ...............................      2,524,160
   151,000   Jusco Co. ..........................................      2,794,444
   105,000   Kao Corp. ..........................................      3,196,493
   948,000   Kubota Corp. .......................................      3,087,731
    23,200   Nintendo Corp., Ltd. ...............................      3,864,106
       310   Nippon Telegraph & Telephone Corp. .................      3,843,749
     9,100   Rohm Co. ...........................................      3,048,165
   183,000   Shiseido Co. Ltd. ..................................      2,313,078
    12,400   Sony Corp New ......................................      1,434,235
    13,400   Sony Corp. (2)......................................      1,538,739
    64,000   Toyota Motor Corp. .................................      3,180,115
   173,000   Wacoal Corp. .......................................      1,459,921
                                                                     -----------
                                                                      53,272,638
                                                                     -----------
             UNITED KINGDOM -- 17.6%
   467,700   Allied Domecq ......................................      2,298,031
   116,600   Allied Zurich PLC ..................................      1,165,892
   183,505   Associated British Foods PLC .......................      1,096,908
    77,651   Bass PLC ...........................................        913,135
   133,200   BOC Group PLC ......................................      2,203,119
   563,300   British Aerospace PLC ..............................      3,510,382
   185,200   British Telecommunications PLC .....................      3,324,017
   473,100   Cadbury Schweppes PLC ..............................      3,231,440
   847,500   Corus Group PLC ....................................      1,147,135
   308,200   Gallaher Group PLC .................................      1,532,417
   626,523   Invensys PLC .......................................      3,031,835
   263,500   Johnson Matthey PLC ................................      3,496,514


                       See Notes to Financial Statements.
                                     --61--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             UNITED KINGDOM -- (CONTINUED)
   203,000   Rio Tinto PLC ORD ..................................    $ 3,168,603
   308,200   Royal & Sun Alliance Insurance Group PLC ...........      1,739,794
   371,862   Scottish Power PLC .................................      3,004,005
   194,200   SmithKline Beecham PLC .............................      2,672,661
   683,500   Tomkins PLC ........................................      2,101,648
   252,580   Trinity Mirror PLC .................................      1,970,257
                                                                     -----------
                                                                      41,607,793
                                                                     -----------
             FRANCE -- 11.0%
    15,100   Alcatel(2) .........................................      3,508,772
    12,325   Compagnie de Saint-Gobain ..........................      1,685,798
    13,000   Groupe Danone(2) ...................................      2,849,026
    29,544   Lafarge SA-- ADR(2).................................      2,452,594
    38,000   Lagardere Groupe SCA ...............................      2,579,752
     3,070   Pernod-Ricard ......................................        139,178
    14,000   Rhone-Poulenc-- A ..................................        771,830
    38,000   Schneider SA .......................................      2,493,183
    47,800   SCOR SA ............................................      2,085,547
    39,779   Total Fina SA ......................................      6,049,900
    25,000   Valeo SA ...........................................      1,389,658
                                                                     -----------
                                                                      26,005,238
                                                                     -----------
             GERMANY -- 7.8%
    45,836   Aventis SA .........................................      2,493,556
    53,000   Bayer AG(2) ........................................      2,156,430
   102,300   Continental AG .....................................      1,878,403
    25,600   Daimlerchrysler AG(2) ..............................      1,502,325
    21,100   Schering AG(2) .....................................      2,989,860
    36,600   Siemens AG .........................................      5,336,286
    42,400   Veba AG(2) .........................................      2,067,082
                                                                     -----------
                                                                      18,423,942
                                                                     -----------
             NETHERLANDS -- 7.5%
   127,900   ABN-Amro Hldgs N.V. ................................      2,639,835
    72,300   Akzo Nobel(2) ......................................      2,966,732
   112,600   Hagemeyer N.V.(2) ..................................      2,221,439


                       See Notes to Financial Statements.
                                     --62--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             NETHERLANDS -- (CONTINUED)
   109,100   Koninklijke Ahold N.V.(2) .........................    $ 2,550,058
    22,700   Koninklijke KPN(2) ................................      2,292,976
    74,100   Royal Dutch Petroleum Co. .........................      4,281,002
    37,000   TNT Post Group N.V.(2) ............................        809,191
                                                                    -----------
                                                                     17,761,233
                                                                    -----------
             SPAIN -- 6.3%
    56,000   Banco Popular de Espanol ..........................      1,515,593
   300,900   Dragados Construcciones SA ........................      2,303,242
   148,337   Endesa SA .........................................      3,225,210
   178,000   Repsol SA Sponsored ADR ...........................      3,671,250
    60,962   Telefonica de Espana Sponsored ADR(1) .............      4,038,747
                                                                    -----------
                                                                     14,754,042
                                                                    -----------
             AUSTRALIA -- 4.5%
   353,500   Australia Gas Light Co. ...........................      1,835,810
   184,900   Commonwealth Bank of Australia(2) .................      2,813,797
 1,017,000   Foster's Brewing Group ............................      2,567,177
   550,225   Westpac Banking Corp., Ltd.(2) ....................      3,509,205
                                                                    -----------
                                                                     10,725,989
                                                                    -----------
             SWEDEN -- 4.0%
    67,824   AstraZeneca PLC ...................................      2,837,140
   190,300   Electrolux AB-- Series B(2) .......................      3,220,304
    69,300   SKF AB-- B Shares(2) ..............................      1,486,209
    74,000   Volvo AB-- B Shares(2) ............................      1,797,780
                                                                    -----------
                                                                      9,341,433
                                                                    -----------
             DENMARK -- 2.3%
    33,900   Tele Danmark AS(2) ................................      2,486,177
    37,050   Uni-Danmark .......................................      2,966,269
                                                                    -----------
                                                                      5,452,446
                                                                    -----------
             FINLAND -- 2.1%
    85,848   Nokia Corp.-- Sponsored ADR .......................      4,882,605
                                                                    -----------
             SWITZERLAND -- 2.0%
     1,100   Nestle AG Reg .....................................      1,943,649
     7,600   Swisscom AG .......................................      2,685,770
                                                                    -----------
                                                                      4,629,419
                                                                    -----------

                       See Notes to Financial Statements.
                                     --63--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             ITALY -- 1.7%
 1,143,449   Bennetton Group S.P.A.(2) ..........................  $   2,109,987
    35,600   ENI S.P.A.-- Sponsored ADR .........................      1,851,200
                                                                   -------------
                                                                       3,961,187
                                                                   -------------
             BELGIUM -- 1.6%
     9,100   Electrabel SA(2) ...................................      2,204,945
    66,300   Fortis-- B .........................................      1,677,751
                                                                   -------------
                                                                       3,882,696
                                                                   -------------
             NORWAY -- 1.0%
   498,300   Christiania Bank OG Kreditkasse ASA ................      2,305,819
                                                                   -------------
             IRELAND -- 0.9%
   215,700   Allied Irish Banks .................................      2,157,211
                                                                   -------------
             CANADA -- 0.8%
     8,282   Magna Entertainment ................................         34,164
    41,411   Magna International Inc.-- Class A .................      1,935,964
                                                                   -------------
                                                                       1,970,128
                                                                   -------------
             AUSTRIA -- 0.8%
    41,500   Bank Austria .......................................      1,845,465
                                                                   -------------
             SINGAPORE -- 0.7%
   166,300   Singapore Air Ltd. Foreign .........................      1,723,933
                                                                   -------------
             NEW ZEALAND -- 0.6%
   357,500   Telecom Corp. New Zealand(2) .......................      1,512,216
                                                                   -------------
             TOTAL COMMON STOCKS
               (Cost $211,219,834)...............................    226,215,433
                                                                   -------------

TOTAL INVESTMENTS (Cost $211,219,834).....................   95.9%  $226,215,433
OTHER ASSETS IN EXCESS OF LIABILITIES.....................    4.1      9,729,064
                                                            -----   ------------
NET ASSETS................................................  100.0%  $235,944,497
                                                            =====   ============

--------------
(1) Non-income producing security.
(2) Securities or partial securities on loan.

Abbreviation:
ADR -- American Depository Receipts


                       See Notes to Financial Statements.
                                     --64--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
    ON APRIL 30, 2000, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                                       % OF NET
                                                        ASSETS          VALUE
                                                       --------     ------------
INDUSTRIES:
     Electronics...............................          13.0%      $ 30,559,482
     Telecommunications........................           8.8         20,992,843
     Foods and Beverages.......................           7.5         17,588,601
     Oil Related...............................           6.7         15,853,353
     Pharmaceuticals...........................           6.4         15,126,103
     Chemicals.................................           5.6         13,115,827
     Financial Services........................           5.5         12,946,407
     Automotive................................           5.2         12,157,061
     Utilities.................................           4.3         10,174,699
     Banking...................................           3.6          8,484,538
     Engineering and Construction..............           2.7          6,441,634
     Manufacturing.............................           2.5          5,853,649
     Miscellaneous Industries..................           2.4          5,611,587
     Machinery.................................           2.4          5,580,914
     Industrials...............................           2.2          5,270,250
     Insurance.................................           2.1          4,991,233
     Publishing................................           2.0          4,751,858
     Consumer Products.........................           1.9          4,534,517
     Transportation............................           1.7          3,974,293
     Apparel...................................           1.5          3,569,909
     Aerospace.................................           1.5          3,510,382
     Housing and Home Furnishings..............           1.5          3,508,772
     Consumer Durables/Non-Durables............           1.4          3,196,493
     Retails...................................           1.2          2,794,444
     Convenience Stores........................           0.9          2,224,193
     Natural Gas...............................           0.8          1,835,810
     Tobacco...................................           0.6          1,532,417
     Hotels, Restaurants & Leisure.............           0.0             34,164
                                                         ----       ------------
TOTAL FOREIGN SECURITIES.......................          95.9%      $226,215,433
                                                         ----       ------------
TOTAL INVESTMENTS..............................          95.9%      $226,215,433
                                                         ====       ============

                       See Notes to Financial Statements.
                                     --65--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           EMERGING MARKETS PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- 97.5%
             MALAYSIA -- 12.5%
   524,000   Arab Malaysia Corp Berhad(1,2) .....................     $  548,834
   194,000   Arab Malaysia Merchant(1,2).........................        710,935
   127,000   Genting Berhad .....................................        511,353
    65,000   Hong Leong Industries(1,2)..........................        224,084
 1,097,000   Land & General Holdings ............................        424,376
   282,000   Malayan Banking Berhad(1,2) ........................      1,134,453
   792,000   Malayan Cement Berhad ..............................        268,869
   222,000   Malaysia International Shipping(1,2) ...............        333,008
    81,000   Malaysian Pacific Industries .......................        905,942
   359,000   Malaysian Resources Corp.(1,2) .....................        332,555
    54,000   Nestle Malaysia Berhad .............................        258,638
   144,000   Star Publications ..................................        522,960
   119,000   Telekom Malaysia(1,2) ..............................        413,378
   331,000   Tenaga Nasional Berhad(1,2) ........................      1,070,836
   129,000   United Engineers Malaysia(1,2) .....................        332,692
                                                                      ----------
                                                                       7,992,913
                                                                      ----------
             SOUTH AFRICA -- 11.8%
    19,700   Anglo American Platinum ............................        476,571
    10,000   Anglogold Ltd.(5) ..................................        380,572
    40,900   Anglovaal Mining Ltd. ..............................        284,762
   108,300   Barlow Ltd. ........................................        682,939
    19,000   DataTec Ltd.(1) ....................................        138,171
   120,000   Dimension Data Holdings Ltd. .......................        787,696
    79,000   FirstRand Ltd. .....................................         93,225
   133,700   Gold Fields Ltd.(5).................................        433,882
   220,000   Iscor Ltd.(1) ......................................        486,778
   300,000   Old Mutual PLC .....................................        674,852
   330,000   Sanlam Ltd. ........................................        391,856
   186,000   Sappi Ltd. .........................................      1,303,238
    45,000   South African Breweries(1) .........................        331,894
   133,300   Standard Bank Investment ...........................        491,572
    60,000   Tiger Oats Ltd.(5)..................................        602,720
                                                                      ----------
                                                                       7,560,728
                                                                      ----------

                       See Notes to Financial Statements.
                                     --66--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           EMERGING MARKETS PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             TAIWAN -- 9.5%
    40,167   Accton Technology(1) ...............................     $  202,841
    64,145   Acer, Inc. GDR .....................................        673,522
   255,000   Advanced Semiconductor (1) .........................        816,145
        98   Asustek Computer, Inc., GDR(1,4) ...................          1,294
    49,435   China Steel Corp. GDR(1) ...........................        694,562
   739,000   Chinatrust Com Bank ................................        610,613
   362,000   Evergreen Marine ...................................        283,740
     5,152   Evergreen Marine Corp. GDR(1) ......................         40,701
   449,000   Nan Ya Plastic .....................................        960,481
    56,000   Synnex Technology Intl. Corp. ......................        378,581
    21,600   Systex Corp. .......................................         94,175
    14,060   Taiwan Semiconductor ADR(1) ........................        732,877
   192,000   United Micro Electric ..............................        648,997
                                                                      ----------
                                                                       6,138,529
                                                                      ----------
             BRAZIL -- 8.8%
476,000,000  Acesita SA-- Pfd(1) ................................        340,292
 6,045,200   Caemi Mineracao E Metal ............................        536,026
    19,000   Cia Vale Do Rio Doce ...............................        415,917
 5,900,000   Eletropaulo Metropolitana Pfd(1) ...................        340,049
    29,700   Embratel Participacoes-- ADR .......................        668,252
     8,436   Itausa Prf Npv .....................................          6,358
 4,249,000   Light Servicos de Electricidade SA(1) ..............        490,585
 2,430,000   Petroleo Brasileiro SA Pfd .........................        575,702
     7,400   Tele Centro Sul Part-- ADR .........................        471,750
    17,873   Tele Norte Lest ....................................        318,371
24,196,500   Telesp Celular Participacoes Pfd(1) ................        422,529
    10,000   Telesp Celular Participacoes(1) ....................        441,250
    11,000   Unibanco-- GDR .....................................        274,312
    80,000   Usinas Sider Minas Ger Pfd A(1) ....................        332,955
    33,340   Vale do Rio Doce Pfd A Npv(1,2) ....................             --
                                                                      ----------
                                                                       5,634,348
                                                                      ----------


                       See Notes to Financial Statements.
                                     --67--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           EMERGING MARKETS PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             INDIA -- 7.3%
    14,000   Bombay Suburban Elect Co.(1) .......................     $  245,000
    18,000   ICICI Bank Ltd. ADR(1) .............................        310,500
    89,700   India Fund(1) ......................................      1,283,831
    30,400   Larsen and Toubro-- GDR ............................        416,480
    55,000   Mahanagar Telephone Nigam Ltd.  ADR ................        715,000
    10,000   Pentamedia Graphics GDR(1) .........................        205,000
    25,000   Reliance Industries GDR ............................        650,625
    26,000   SSSI Ltd. GDR(1) ...................................        233,350
    35,000   Videsh Sanchar Nigam Ltd. ..........................        661,500
                                                                      ----------
                                                                       4,721,286
                                                                      ----------
             CHINA -- 6.8%
 1,099,800   China Aerospace International(1) ...................        194,855
 1,150,000   China Everbright ...................................        812,044
   532,000   China Merchants Holdings International(5) ..........        331,263
   160,000   China Telecommunications(1) ........................      1,155,478
   698,000   Great Wall Technology ..............................        582,489
   518,000   Legend Holdings Ltd. ...............................        601,863
 2,994,000   Shanghai Petrochemical .............................        403,609
 1,628,000   Yizheng Chemical Fibre .............................        315,610
                                                                      ----------
                                                                       4,397,211
                                                                      ----------
             SOUTH KOREA -- 6.4%
     7,200   Cheil Jedang Corp. .................................        369,825
     3,580   Hanjin Heavy Industries ............................         11,743
     1,380   Housing & Commercial ...............................         23,628
    11,250   Korea Electric Power ...............................        329,477
     4,882   Korea Tech Investment ..............................         20,941
    18,512   LG Chemical Ltd. ...................................        425,385
     2,960   LG Information & Communication .....................        228,059
    28,200   Samsung Corp.(1) ...................................        320,190
     4,852   Samsung Electronics ................................      1,311,689
       734   Samsung Fire and Marine ............................         15,023
    15,800   SK Corp. ...........................................        298,284
     2,800   SK Telecom Co. Ltd. ................................        744,336
                                                                      ----------
                                                                       4,098,580
                                                                      ----------

                       See Notes to Financial Statements.
                                     --68--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           EMERGING MARKETS PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             MEXICO -- 5.8%
   156,000   Carso Global Telecom ...............................     $  419,283
   105,000   Consorcio Ara S.A.(1) ..............................        130,062
   301,000   Controladora Comercial .............................        322,961
   268,000   Grupo Elektra SA de CV .............................        261,930
    17,000   Grupo Iusacell ADR(1) ..............................        270,937
   158,000   Grupo Mexico S.A. ..................................        644,541
     7,500   Grupo Televisa S.A. GDR(1) .........................        475,781
    15,600   Telefonos de Mexico SA ADR Class L(1) ..............        917,475
    24,800   TV Azteca S.A. ADR .................................        272,800
                                                                      ----------
                                                                       3,715,770
                                                                      ----------
             TURKEY -- 5.7%
 5,200,000   Aksa Akrilik .......................................        365,987
 3,109,000   Alarko Holding A.S. ................................        211,185
11,000,000   Dogan Sirketler Grubu Holdings .....................        342,090
13,060,000   Eregli Demir Ve Celik Fabrikalari TAS ..............        716,114
 5,000,000   Ihlas Holding A.S. .................................        376,463
       106   T Sise Cam .........................................              2
23,000,000   Tofas-Truck Otomobil ...............................        423,521
22,059,000   Turkiye Is Bankasi .................................      1,209,553
                                                                      ----------
                                                                       3,644,915
                                                                      ----------
             RUSSIA -- 5.6%
   140,000   Mosenergo ADR ......................................        970,200
    21,000   Rostelekom Sponsored ADR ...........................        408,187
   107,000   UES Ser3 CSFB ......................................      1,966,125
     8,000   Vimpel Communication ADR(1) ........................        268,000
                                                                      ----------
                                                                       3,612,512
                                                                      ----------
             PAKISTAN -- 3.7%
   980,000   Hub Power Co. ......................................        453,237
   216,000   Pakistan State Oil Co. Ltd. ........................        894,912
 1,800,000   Pakistan Telecom Corp. Ltd.(1) .....................      1,016,315
                                                                      ----------
                                                                       2,364,464
                                                                      ----------

                       See Notes to Financial Statements.
                                     --69--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           EMERGING MARKETS PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             THAILAND -- 3.4%
    34,500   Advanced Info Service ..............................     $  404,030
   287,900   Bangkok Bank (F)(1) ................................        487,597
   594,000   Cogeneration Public(1,3) ...........................        222,260
   297,000   Cogeneration Public Rights .........................         33,144
     3,917   Delta Electronic Rights ............................         39,495
    39,175   Delta Electronics (F) ..............................        405,289
   190,800   Siam Commercial Bank(1) ............................        160,320
   337,000   Telecomasia (F)(1) .................................        451,294
                                                                      ----------
                                                                       2,203,429
                                                                      ----------
             INDONESIA -- 2.6%
 1,309,000   PT Astra Agro Lestari ..............................        276,674
   716,000   PT Astra International..............................        289,119
24,700,000   PT Bank Internasional Indonesia(1) .................        233,761
 1,103,000   PT Pabrik Kertas Tjiwi Kimia(1) ....................        205,297
    78,700   PT Telekomunikas Indonesia ADR .....................        678,787
                                                                      ----------
                                                                       1,683,638
                                                                      ----------
             PHILIPPINES -- 2.0%
   285,000   ABS-CBN Holdings Corp(1) ...........................        338,269
 1,630,000   Benpres Holdings Corp.(1) ..........................        229,001
 4,000,000   Filinvest Land Inc.(1) .............................        186,030
 2,809,500   International Container Terminal Services, Inc. ....        103,441
    11,000   Philippine Long Distance Telephone Co. .............        202,812
   147,000   Philippines National Bank(3)........................        227,886
                                                                      ----------
                                                                       1,287,439
                                                                      ----------
             POLAND -- 1.7%
    20,000   Bank Polska Kasa Opieki(1) .........................        237,091
     4,300   Netia Holdings SA-- ADR ............................        118,895
    99,130   Telekomunikacja Polska GDR(1) ......................        760,823
                                                                      ----------
                                                                       1,116,809
                                                                      ----------
             EGYPT -- 1.0%
    29,900   Commercial International Bank ......................        321,958
    74,797   Ezz Steel ..........................................        152,373
    12,662   Orascom Construction Holding(1) ....................        173,892
                                                                      ----------
                                                                         648,223
                                                                      ----------

                       See Notes to Financial Statements.
                                     --70--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           EMERGING MARKETS PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             CZECH REPUBLIC -- 0.7%
   150,700   Ceske Energeticke Zavody AS(1) .....................    $   441,438
                                                                     -----------
             GREECE -- 0.7%
    35,000   Panafon Hellenic Telecom SA ........................        422,842
                                                                     -----------
             HUNGARY -- 0.5%
    19,770   MOL Magyar Olaj-es Gazipari Rt. GDR ................        348,446
                                                                     -----------
             CHILE -- 0.5%
    23,560   Masisa SA ADR ......................................        323,950
                                                                     -----------
             ARGENTINA -- 0.4%
    25,040   Quilmes Industrial Quins ADR .......................        237,880
                                                                     -----------
             VENEZUELA -- 0.2%
     6,406   Electricidad de Caracas ADR(1) .....................        122,515
    38,823   Sudamtex de Venezuela ..............................         22,432
   113,400   Venepal S.A.C.A. ADR 144A(4) .......................          9,571
                                                                     -----------
                                                                         154,518
                                                                     -----------
             SLOVAKIA -- 0.0%
     2,000   Chirana Prema AS(1,2,3) ............................             --
                                                                     -----------
             TOTAL COMMON STOCKS
               (Cost $58,085,702)................................     62,749,868
                                                                     -----------
TOTAL INVESTMENTS (Cost $58,085,702)....................     97.5%   $62,749,868

OTHER ASSETS IN EXCESS OF LIABILITIES...................      2.5%     1,636,943
                                                            -----    -----------
NET ASSETS..............................................    100.0%   $64,386,811
                                                            =====    ===========

-----------------
(1) Non-income producing security.
(2) Fair Valued Security.
(3) Illiquid Security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(5) Securities  or partial  securities on loan.

Abbreviations:
ADR -- American Depository Receipt
CSFB -- Credit Suisse Financial Brokers
F -- Foreign Shares
GDR -- Global Depository Receipt

                       See Notes to Financial Statements.
                                     --71--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           EMERGING MARKETS PORTFOLIO
                             SECTOR DIVERSIFICATION
    ON APRIL 30, 2000, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                                          % OF
                                                       NET ASSETS       VALUE
                                                      -----------   -----------
INDUSTRIES:
     Telecommunications........................          19.6%      $12,605,770
     Utilities -- Electric.....................           9.2         5,913,951
     Banking...................................           8.8         5,644,667
     Technology Software & Services............           7.4         4,736,068
     Electronic Components & Instruments  .....           4.7         3,055,136
     Financial Services........................           4.7         3,042,233
     Metals and Mining.........................           4.3         2,756,354
     Metals -- Steel...........................           4.2         2,723,075
     Building Materials........................           4.2         2,677,119
     Textiles & Apparel........................           2.8         1,831,424
     Broadcasting & Publishing.................           2.5         1,609,810
     Manufacturing.............................           2.2         1,407,493
     Business Systems..........................           2.1         1,352,930
     Oil Related...............................           2.1         1,327,757
     Consumer Products.........................           2.0         1,303,238
     Forest Products & Paper...................           1.7         1,120,810
     Insurance.................................           1.7         1,081,731
     Automobiles...............................           1.6         1,054,730
     Energy....................................           1.5           942,535
     Transportation............................           1.2           760,890
     Chemicals.................................           1.2           740,995
     Semiconductor Equipment & Products........           1.1           732,878
     Retail....................................           0.9           584,890
     Beverages.................................           0.9           569,774
     Diversified Manufacturing.................           0.8           527,547
     Leisure...................................           0.8           511,354
     Multi-Industry............................           0.7           424,376
     Engineering...............................           0.6           416,480
     Food and Household Products...............           0.6           369,825
     Glass.....................................           0.5           331,263
     Real Estate...............................           0.5           316,091
     Agriculture...............................           0.4           276,674
                                                         ----       -----------
TOTAL FOREIGN SECURITIES.......................          97.5%      $62,749,868
                                                         ----       -----------
TOTAL INVESTMENTS..............................          97.5%      $62,749,868
                                                         ====       ===========

                       See Notes to Financial Statements.
                                     --72--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                             GLOBAL EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- 96.6%
             UNITED STATES -- 22.6%
       800   Alcoa, Inc. ........................................     $   51,900
     3,900   Alltel Corp. .......................................        259,837
     2,500   American General Corp. .............................        140,000
     2,700   American Home Products Corp. .......................        151,706
     1,600   American International Group, Inc. .................        175,500
     2,100   American Power Conversion Corp. ....................         74,156
     2,600   Anheuser-Busch Companies, Inc. .....................        183,462
     1,700   Apple Computer, Inc.(1).............................        210,906
     2,600   AT&T Corp. .........................................        121,387
     2,300   Bank of America.....................................        112,700
     2,700   Bell Atlantic Corp. ................................        159,975
     1,100   Bristol-Myers Squibb Co. ...........................         57,681
     3,600   Cendant Corp.(1)....................................         55,575
     1,600   Chase Manhattan Corp. ..............................        115,300
     4,800   Citigroup, Inc. ....................................        285,300
     2,100   Coastal Corp. ......................................        105,394
     3,300   Columbia Energy Group...............................        207,075
     2,500   Columbia/HCA Healthcare Corp. ......................         71,094
     2,000   Computer Associates International, Inc. ............        111,625
     1,400   Cooper Industries, Inc. ............................         48,037
     1,800   Disney (Walt) Co. ..................................         77,962
     1,700   Dover Corp. ........................................         86,381
       600   Dow Chemical Co. ...................................         67,800
     3,700   Equity Residential Properties Trust.................        168,350
     3,012   Exxon Mobil Corp. ..................................        233,995
     4,800   First Data Corp. ...................................        233,700
     3,400   Fleet Boston Financial Corp. .......................        120,487
       500   GTE Corp. ..........................................         33,875
       700   Hewlett-Packard Co. ................................         94,500
     1,600   Household International, Inc. ......................         66,800
       600   International Business Machines Corp. ..............         66,975
     1,500   Johnson & Johnson...................................        123,750
     2,500   Kerr-McGee Corp. ...................................        129,375
     2,700   Kimberly-Clark Corp. ...............................        156,769
     1,885   Lincoln National Corp. .............................         65,622
     1,500   Lowe's Cos., Inc. ..................................         74,250

                       See Notes to Financial Statements.
                                     --73--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                             GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             UNITED STATES -- (CONTINUED)
     1,650   McGraw-Hill, Inc. ..................................     $   86,625
       800   Minnesota Mining & Manufacturing Co. ...............         69,200
     1,600   Morgan Stanley Dean Witter & Co. ...................        122,800
     1,200   Motorola, Inc. .....................................        142,875
       800   Procter & Gamble Co. ...............................         47,700
       900   Providian Financial Corp............................         79,256
     1,800   Rohm & Haas Co. ....................................         64,125
     3,300   Schlumberger Ltd. ..................................        252,656
     1,300   SCI Systems, Inc.(1)................................         69,225
     4,200   Sprint Corp. .......................................        258,300
       800   Symantec Corp.(1)...................................         49,950
     2,000   Target Corp.........................................        133,125
       700   Teradyne, Inc.(1)...................................         77,000
     1,300   TRW, Inc. ..........................................         76,050
     4,900   Tyco International Ltd. ............................        225,094
     1,400   U.S. West, Inc. ....................................         99,663
     2,600   United Technologies Corp. ..........................        161,688
     1,400   Warner-Lambert Co. .................................        159,338
     1,200   Weyerhaeuser Co. ...................................         64,125
                                                                      ----------
                                                                       6,737,996
                                                                      ----------
             JAPAN -- 16.3%
    11,000   Canon, Inc. ........................................        502,815
    27,000   Chugai Pharmaceutical Co. ..........................        519,656
    17,000   Dai Nippon Printing Co., Ltd. ......................        288,337
     6,000   Eisai Co., Ltd. ....................................        174,884
     4,000   Familymart Co., Ltd. ...............................        146,570
    25,000   Fuji Heavy Industries...............................        190,846
     6,000   Fuji Photo Film Co., Ltd. ..........................        240,396
    11,000   JUSCO Co. ..........................................        203,569
    13,000   Kao Corp. ..........................................        395,756
    96,000   Kubota Corp. .......................................        312,682
     2,000   Nintendo Corp., Ltd. ...............................        333,113
        20   Nippon Telegraph & Telephone Corp. .................        247,984
       900   Rohm Co. ...........................................        301,467
    18,000   Shiseido Co., Ltd. .................................        227,516
     1,200   Sony Corp. .........................................        137,798


                       See Notes to Financial Statements.
                                     --74--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                             GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             JAPAN -- (CONTINUED)
     1,200   Sony Corp. New......................................     $  138,797
     6,000   Toyota Motor Corp.  ................................        298,136
    24,000   Wacoal Corp. .......................................        202,532
                                                                      ----------
                                                                       4,862,854
                                                                      ----------
             UNITED KINGDOM -- 13.8%
    47,100   Allied Domecq PLC...................................        231,425
    22,880   Associated British Foods............................        136,766
     7,887   Bass PLC............................................         92,747
    11,500   BOC Group PLC.......................................        190,209
    55,000   British Aerospace PLC...............................        342,750
    18,000   British Telecommunications PLC......................        323,069
    58,000   Cadbury Schweppes PLC...............................        396,160
    80,000   Corus Group PLC.....................................        108,284
    33,000   Gallaher Group PLC..................................        164,081
    65,918   Invensys PLC........................................        318,987
    20,000   Johnson Matthey PLC.................................        265,390
    18,000   Rio Tinto PLC.......................................        280,960
    31,000   Royal & Sun Alliance Insurance Group PLC............        174,995
    45,000   Scottish Power PLC..................................        363,523
    20,000   Smithkline Beecham PLC..............................        275,248
    68,000   Tomkins PLC.........................................        209,089
    29,804   Trinity Mirror PLC..................................        232,487
                                                                      ----------
                                                                       4,106,170
                                                                      ----------
             FRANCE -- 9.1%
     1,200   Alcatel(2)..........................................        278,843
     1,600   Compagnie de Saint-Gobain...........................        218,846
     1,600   Groupe Danone(2)....................................        350,649
     3,700   Lafarge SA..........................................        307,155
     5,500   Lagardere Groupe SCA................................        373,385
     3,000   Schneider SA........................................        196,830
     6,000   SCOR SA.............................................        261,784
     3,648   Total Fina SA.......................................        554,816
     3,000   Valeo SA............................................        166,759
                                                                      ----------
                                                                       2,709,067
                                                                      ----------

                       See Notes to Financial Statements.
                                     --75--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                             GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             GERMANY -- 6.2%
     6,226   Aventis SA..........................................     $  338,705
     6,000   Bayer AG............................................        244,124
    12,500   Continental AG......................................        229,521
     3,000   Daimler-Chrysler AG.................................        176,054
     4,100   Siemens AG..........................................        597,781
     5,000   Veba AG.............................................        243,760
                                                                      ----------
                                                                       1,829,945
                                                                      ----------
             SPAIN -- 5.7%
    10,784   Endesa SA...........................................        234,471
    36,000   Grupo Dragados, SA..................................        275,562
    21,000   Repsol SA...........................................        430,566
    34,332   Telefonica de Espana(1).............................        765,858
                                                                      ----------
                                                                       1,706,457
                                                                      ----------
             AUSTRALIA -- 3.7%
    48,300   Australian Gas Light Co. ...........................        250,833
    20,000   Commonwealth Bank of Australia......................        304,359
   126,000   Foster's Brewing Group..............................        318,057
    35,000   Westpac Banking Corp., Ltd. ........................        223,222
                                                                      ----------
                                                                       1,096,471
                                                                      ----------
             SWEDEN -- 3.5%
     7,063   AstraZeneca PLC.....................................        295,452
    20,000   Electrolux AB-- Series B(2).........................        338,445
     9,000   SKF AB-- Series B(2)................................        193,014
     9,000   Volvo AB-- Series B(2)..............................        218,649
                                                                      ----------
                                                                       1,045,560
                                                                      ----------
             NETHERLANDS -- 3.5%
    16,000   ABN-Amro Holdings NV................................        330,237
    11,500   Hagemeyer NV(2).....................................        226,879
    10,500   Koninklijke Ahold NV(2).............................        245,423
     3,900   Royal Dutch Petroleum Co. ..........................        225,316
                                                                      ----------
                                                                       1,027,855
                                                                      ----------

                       See Notes to Financial Statements.
                                     --76--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                             GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             FINLAND -- 2.2%
    11,600   Nokia Ab-A Shares...................................     $  666,999
                                                                      ----------
             DENMARK -- 1.9%
     3,300   Tele Danmark AS(2)..................................        242,017
     3,850   Uni-Danmark.........................................        308,236
                                                                      ----------
                                                                         550,253
                                                                      ----------
             SWITZERLAND -- 1.5%
       110   Nestle SA -- Registered.............................        194,365
       740   Swisscom AG.........................................        261,509
                                                                      ----------
                                                                         455,874
                                                                      ----------
             ITALY -- 1.5%
   110,388   Bennetton Group S.p.A.(2) ..........................        203,697
    48,000   Eni S.p.A. .........................................        239,258
                                                                      ----------
                                                                         442,955
                                                                      ----------
             BELGIUM -- 1.2%
       900   Electrabel SA(2)....................................        218,071
     6,000   Fortis -- B.........................................        151,833
                                                                      ----------
                                                                         369,904
                                                                      ----------
             NORWAY -- 0.8%
    48,000   Christiania Bank OG Kreditkasse ASA.................        222,114
                                                                      ----------
             IRELAND -- 0.7%
    21,500   Allied Irish Bank...................................        215,021
                                                                      ----------
             AUSTRIA -- 0.7%
     4,500   Bank Austria AG.....................................        200,111
                                                                      ----------
             SINGAPORE -- 0.7%
    19,000   Singapore Airlines Ltd. (F).........................        198,074
                                                                      ----------
             CANADA -- 0.6%
       800   Magna Entertainment.................................          3,300
     4,000   Magna International, Inc. -- Class A................        187,000
                                                                      ----------
                                                                         190,300
                                                                      ----------

                       See Notes to Financial Statements.
                                     --77--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                             GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             NEW ZEALAND -- 0.4%
    29,000   Telecom Corp. New Zealand...........................    $   122,669
                                                                     -----------
             TOTAL COMMON STOCKS
               (Cost $26,163,335)................................     28,756,649
                                                                     -----------
    FACE
   AMOUNT
  -------
REPURCHASE AGREEMENT -- 1.9%
  $550,000   With Goldman Sachs & Co., 5.58% 5/1/00 (dated
               4/28/00, collateralized by $390,000 U.S.
               Treasury Bonds, 14.00% due 11/15/11, market
               value $564,046), (Cost $550,000)..................        550,000
                                                                     -----------

TOTAL INVESTMENTS (Cost $26,713,335)....................     98.5%   $29,306,649

OTHER ASSETS IN EXCESS OF LIABILITIES...................      1.5        449,605
                                                            -----    -----------
NET ASSETS..............................................    100.0%   $29,756,254
                                                            =====    ===========


---------------
(1) Non-income producing security.
(2)Securities or partial securities on loan.

Abbreviation:
F -- Foreign Shares

                       See Notes to Financial Statements.
                                     --78--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                             GLOBAL EQUITY PORTFOLIO
                             SECTOR DIVERSIFICATION
    ON APRIL 30, 2000, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                                          % OF
                                                       NET ASSETS       VALUE
                                                      -----------    -----------
INDUSTRIES:
     Telecommunications........................          10.2%      $ 3,039,019
     Finance...................................           7.7         2,293,416
     Consumer Durables/Non-Durables............           7.3         2,184,939
     Oil & Gas.................................           7.3         2,160,521
     Food & Beverage...........................           6.6         1,965,592
     Electrical................................           6.2         1,856,134
     Health Care & Pharmaceuticals.............           5.6         1,677,102
     Automotive................................           4.1         1,237,443
     Technology................................           4.1         1,210,981
     Chemicals.................................           3.6         1,077,560
     Banking...................................           3.2           945,481
     Utilities.................................           3.1           915,909
     Engineering & Construction................           3.0           901,704
     Publishing................................           3.0           894,209
     Manufacturing.............................           3.0           893,649
     Retail....................................           1.9           575,232
     Aerospace & Defense.......................           1.9           573,662
     Consumer Services.........................           1.7           504,581
     Energy....................................           1.6           468,763
     Insurance.................................           1.5           436,780
     Apparel & Textiles........................           1.4           406,230
     Industrials...............................           1.2           348,760
     Housing & Home Furnishings................           0.9           278,843
     Business Services.........................           0.8           233,700
     Tire & Rubber Goods.......................           0.8           229,521
     Miscellaneous Industries..................           0.8           227,516
     Basic Industry............................           0.7           218,846
     Capital Goods.............................           0.7           209,089
     Transportation............................           0.7           198,074
     Real Estate...............................           0.6           168,350
     Tobacco...................................           0.5           164,081
     Media.....................................           0.3            77,962
     Computers.................................           0.2            66,975
     Paper & Forest Products...................           0.2            64,125
     Non-energy Minerals.......................           0.2            51,900
                                                        -----       -----------
TOTAL COMMON STOCK.............................          96.6%      $28,756,649
REPURCHASE AGREEMENT...........................           1.9           550,000
                                                        -----       -----------
TOTAL INVESTMENTS..............................          98.5%      $29,306,649
                                                        =====       ===========

                       See Notes to Financial Statements.
                                     --79--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- 93.9%
             CAPITAL GOODS -- 4.7%
    48,500   O'Reilly Automotive, Inc. ..........................    $   654,750
    27,000   Quanta Services, Inc.(1,2) .........................      1,253,812
     8,600   Remec, Inc.(1) .....................................        326,262
    68,800   Tower Automotive, Inc.(1) ..........................      1,075,000
                                                                     -----------
                                                                       3,309,824
                                                                     -----------
             COMMERCIAL SERVICES -- 0.5%
    11,000   QRS Corp.(1) .......................................        363,000
                                                                     -----------
             CONSUMER SERVICES -- 18.2%
    30,300   Chico's FAS, Inc.(1) ...............................        543,506
     2,600   Citadel Communications Corp. .......................        101,562
    38,500   Cost Plus, Inc.(1) .................................      1,176,656
     1,600   Cox Radio, Inc.-- Class A(1) .......................        116,000
    79,800   David's Bridal, Inc. ...............................        917,700
     1,700   eBay, Inc.(2) ......................................        270,619
    66,300   Education Management Corp.(1) ......................      1,085,662
     6,700   Emmis Broadcasting Corp. -- Class A(2)..............        284,750
     2,000   Entercom Communications Corp. ......................         85,000
    25,900   Gemstar International Group Ltd.(1,2) ..............      1,197,875
     9,600   Goto.com(2) ........................................        327,600
    32,500   Hot Topic, Inc.(2) .................................        999,375
    17,200   Hotjobs.com Ltd. ...................................        199,950
     4,500   Linens `N Things, Inc.(1) ..........................        138,937
    16,400   Macrovision Corp.(1) ...............................        801,550
    43,700   NCO Group, Inc.(1) .................................      1,502,187
     3,100   Pacific Sunwear of California(1) ...................        105,594
     1,500   Pegasus Communications Corp.-- Class A 144A(1) .....        163,687
    17,300   Radio One, Inc.(1,2) ...............................      1,003,400
     6,300   Smartforce PLC .....................................        300,825
       700   Spanish Broadcast ..................................         13,081
     5,200   Westwood One, Inc.(1) ..............................        183,950
    49,800   Whitehall Jewellers, Inc. ..........................        855,937
    40,700   Wild Oats Markets, Inc.(1,2) .......................        539,275
                                                                     -----------
                                                                      12,914,678
                                                                     -----------

                       See Notes to Financial Statements.
                                     --80--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             ELECTRONIC TECHNOLOGY -- 1.8%
    11,600   Net Perceptions, Inc.(1) ..........................     $  224,750
     8,000   Netopia, Inc.(1) ..................................        334,000
       600   Powerwave Technologies, Inc.(1) ...................        124,838
     4,600   Virata Corp. ......................................        576,150
                                                                     ----------
                                                                      1,259,738
                                                                     ----------
             FINANCIAL SERVICES -- 2.3%
    41,000   Charles River Associates(1) .......................        832,812
    18,670   E Trade Group, Inc.(1,2) ..........................        401,405
    23,900   Profit Recovery Group International, Inc. .........        419,744
                                                                     ----------
                                                                      1,653,961
                                                                     ----------
             HEALTH CARE SERVICES -- 0.2%
     1,600   Protein Design Labs, Inc.(1) ......................        162,400
                                                                     ----------
             HEALTHCARE -- 4.8%
     6,400   Alkermes, Inc.(1) .................................        340,800
     7,100   ANDRX Corp.(1) ....................................        363,431
     3,400   Aurora Bioscience .................................        123,250
     3,400   Diametrics Medical, Inc. ..........................         27,200
     5,900   Imclone Systems(1) ................................        536,900
     4,400   Medarex, Inc. .....................................        233,200
    53,500   Orthodontic Centers of America, Inc.(1,2) .........      1,133,531
    23,700   Renal Care Group, Inc.(1) .........................        528,806
     4,500   Titan Pharmaceuticals .............................        144,000
                                                                     ----------
                                                                      3,431,118
                                                                     ----------
             SPECIALTY TELECOMMUNICATION SERVICES -- 0.9%
     9,500   Clarus Corp. ......................................        381,781
    26,300   Eprise Corp. ......................................        261,356
                                                                     ----------
                                                                        643,137
                                                                     ----------
             TECHNOLOGY -- 51.4%
     7,800   About.com .........................................        267,637
    29,800   Actuate Corp. (1) .................................        892,137
    30,300   Advent Software, Inc. (1) .........................      1,590,750
     2,200   Agile Software(2) .................................         81,537


                       See Notes to Financial Statements.
                                     --81--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
    13,400   Alpha Industries, Inc.(1) ...........................    $  696,800
    13,600   Anaren Microwave, Inc. ..............................     1,414,400
     3,300   ArrowPoint Communications, Inc.(2) ..................       323,400
     2,100   Checkfree Holdings Corp.(2) .........................       106,706
    19,600   Citrix Systems, Inc.(1,2) ...........................     1,196,825
     2,700   Cobalt Networks, Inc.(2) ............................        85,388
     8,800   Corporate Executive Board Co.(1) ....................       517,000
    27,200   Creo Products(2) ....................................       986,000
     2,800   Critical Path, Inc.(1) ..............................       162,750
    20,100   CSG Systems International, Inc.(1) ..................       927,113
     3,500   Cymer, Inc.(2) ......................................       136,719
    19,800   Dendrite International, Inc. (1) ....................       452,925
    14,700   Diamond Technology Partners, Inc.-- Class A(1,2) ....     1,163,138
     4,700   Digex, Inc. .........................................       366,600
     1,800   E.piphany, Inc.(2) ..................................       118,913
     7,100   Eloyalty Corp.(2) ...................................       116,706
     3,500   Emisphere Technologies, Inc. ........................       143,664
       600   Exar Corp.(1) .......................................        48,103
    17,500   Exchange Applications, Inc.(1,2) ....................       213,284
    24,400   Exodus Communications, Inc.(1) ......................     2,157,875
     9,200   Extensity, Inc. .....................................       112,700
    41,700   F.Y. I., Inc.(1) ....................................     1,118,081
    18,900   HNC Software, Inc. ..................................       935,550
     5,800   Informatica Corp.(1) ................................       243,238
    23,200   Infospace.com, Inc.(1) ..............................     1,666,050
     4,900   Interwoven, Inc.(2)..................................       339,325
    11,600   Iprint.com ..........................................        55,100
     2,000   Keynote Systems, Inc. ...............................        89,750
     2,700   Macromedia, Inc.(1) .................................       234,900
    10,500   Maxim Integrated Products, Inc.(1) ..................       680,531
    11,300   McAfee.com Corp. ....................................       196,338
    36,100   MedQuist, Inc.(1) ...................................     1,279,294
    16,400   Mercury Computer Systems, Inc.(1) ...................       630,375


                       See Notes to Financial Statements.
                                     --82--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
     5,800   Mercury Interactive Corp.(1,2) ......................   $   522,000
     4,800   Micrel, Inc.(1) .....................................       415,200
     6,000   Micromuse, Inc.(1) ..................................       588,750
    14,800   MICROS Systems, Inc.(1) .............................       595,700
     5,800   Mypoints.com, Inc. ..................................       101,500
    33,300   National Computer Systems, Inc.(2) ..................     1,712,869
     5,800   Navisite, Inc. ......................................       269,338
     2,600   Netiq Corp. .........................................        95,550
     6,500   Nextcard, Inc.(1) ...................................        68,656
    15,000   Peregrine Systems, Inc.(1) ..........................       360,938
    22,500   Pericom Semiconductor Corp. .........................       988,594
    29,200   PLX Technology, Inc.(1) .............................       961,775
     8,400   Predictive System ...................................       395,850
     1,400   Probusiness Service, Inc(1) .........................        36,925
     6,400   Proxicom, Inc.(1) ...................................       218,800
     6,600   Quest Software, Inc. ................................       248,738
    12,100   Razorfish(2) ........................................       229,144
     5,600   Retek, Inc.(2).......................................       120,400
     1,300   Scient Corp. (2).....................................        70,200
     7,900   Semtech Corp.(1,2) ..................................       538,681
    40,800   Serena Software, Inc. ...............................       892,500
     6,300   Siebel Systems, Inc. (1,2) .........................        774,113
     4,900   Silicon Image, Inc. .................................       196,613
     2,600   Software.com ........................................       210,275
    15,100   Tibco Software, Inc. ................................     1,344,844
     2,000   Transwitch Corp.(1) .................................       176,125
     5,500   Trizetto Group, Inc. ................................       116,875
     3,700   Varian Semiconductor Equipment Associates, Inc.(1) ..       248,825
    17,500   Verio, Inc. .........................................       657,344
     6,000   Verisign, Inc. (2)...................................       836,250
     5,600   Viant Corp. .........................................       128,800
     3,800   Vignette Corp. ......................................       183,113
     7,600   WatchGuard Technologies, Inc. .......................       366,225
                                                                     -----------
                                                                      36,419,112
                                                                     -----------

                       See Notes to Financial Statements.
                                     --83--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
------------                                                         -----------

COMMON STOCKS -- (CONTINUED)
             TECHNOLOGY SOFTWARE/SERVICES -- 6.3%
     7,000   Allaire Corp.(1) ...................................    $   385,437
     1,600   Certicom Corp. .....................................         81,530
    24,875   Forrester Research, Inc. ...........................      1,127,148
    21,500   Hall Kinion & Associates, Inc. .....................        528,094
     6,500   Lifeminders.com, Inc. ..............................        288,437
    11,600   Matrixone ..........................................        382,800
    16,400   OTG Software, Inc. .................................        360,800
    14,400   Project Software & Development, Inc.(1) ............        439,200
       300   Register.com, Inc. .................................         15,300
     2,400   Saba Software, Inc.(2) .............................         68,250
     5,500   Selectica, Inc. ....................................        209,000
    17,270   topjobs.net plc ....................................        105,779
    12,200   Ulticom, Inc.(2) ...................................        402,600
     3,500   Ventiv Health, Inc. ................................         36,969
     2,100   Versata, Inc. ......................................         63,788
                                                                     -----------
                                                                       4,495,132
                                                                     -----------
             TELECOMMUNICATION EQUIPMENT -- 0.2%
       200   I3 Mobile, Inc. ....................................          3,750
     3,600   Netro Corp. ........................................        155,250
                                                                     -----------
                                                                         159,000
                                                                     -----------
             TELECOMMUNICATIONS -- 1.7%
    11,200   Mission Critical ...................................        403,200
    13,900   Network Plus Corp. .................................        264,100
     5,600   Nuance Communications, Inc.(2) .....................        169,050
     5,100   Polycom, Inc. ......................................        403,538
                                                                     -----------
                                                                       1,239,888
                                                                     -----------
             UTILITIES -- 0.9%
     5,300   AT&T Canada(2) .....................................        225,913
     9,900   Independent Energy Holdings ........................        386,100
                                                                     -----------
                                                                         612,013
                                                                     -----------
             TOTAL COMMON STOCKS
               (Cost $74,951,366)................................     66,663,001
                                                                     -----------


                       See Notes to Financial Statements.
                                     --84--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2000 -- (UNAUDITED)

    FACE
   AMOUNT                                                              VALUE
-------------                                                        -----------

REPURCHASE AGREEMENT -- 6.2%
$ 4,417,000  With Goldman Sachs & Co., 5.58% 5/1/00 (dated 4/28/00, collateralized by $2,600,000 U.S. Treasury Bonds,
               6.50% due 2/15/26, market value $2,548,424 and
               $1,685,000 U.S. Treasury Bonds, 6.86% due 11/15/02,
               market value $1,967,567), (Cost $4,417,000).......   $ 4,417,000
                                                                    -----------

TOTAL INVESTMENTS (Cost $79,368,366)....................   100.1%   $71,080,001

LIABILITIES IN EXCESS OF OTHER ASSETS...................    (0.1)       (94,238)
                                                           -----    -----------
NET ASSETS..............................................   100.0%   $70,985,763
                                                           =====    ===========

----------------
(1) Non-income producing security.
(2) Securities or partial securities on loan.

                       See Notes to Financial Statements.
                                     --85--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              CORE VALUE PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                                VALUE
-------------                                                           --------

COMMON STOCKS -- 99.4%
             BASIC INDUSTRY -- 2.7%
     1,700   Alcoa, Inc. ........................................     $  110,287
     1,275   Dow Chemical Co. ...................................        144,075
     1,875   Du Pont (E.I.) de Nemours & Co. ....................         88,945
     2,000   Rohm & Haas Co. ....................................         71,250
     2,050   Weyerhaeuser Co. ...................................        109,547
                                                                      ----------
                                                                         524,104
                                                                      ----------
             BUSINESS SERVICES -- 2.5%
     4,650   First Data Corp. ...................................        226,397
     6,450   Sysco Corp. ........................................        242,681
                                                                      ----------
                                                                         469,078
                                                                      ----------
             CAPITAL GOODS -- 1.0%
     3,075   United Technologies Corp. ..........................        191,227
                                                                      ----------
             CONSUMER PRODUCTS -- 5.0%
     2,600   Anheuser-Busch Cos., Inc. ..........................        183,463
     5,250   Coca-Cola Co. ......................................        247,078
     2,425   Kimberly-Clark Corp. ...............................        140,802
     3,425   Procter & Gamble Co. ...............................        204,216
     2,775   Quaker Oats Co.                                             180,895
                                                                      ----------
                                                                         956,454
                                                                      ----------
             CONSUMER SERVICES -- 5.9%
     5,200   Cendant Corp.(1) ...................................         80,275
     4,050   Disney (Walt) Co. ..................................        175,416
     4,600   McDonald's Corp. ...................................        175,375
     2,400   McGraw-Hill, Inc. ..................................        126,000
     1,675   Target Corp. .......................................        111,492
     5,132   Time Warner, Inc. ..................................        461,559
                                                                      ----------
                                                                       1,130,117
                                                                      ----------
             ENERGY -- 3.4%
     2,400   Chevron Corp. ......................................        204,300
     2,850   Coastal Corp. ......................................        143,034
     4,050   Schlumberger Ltd. ..................................        310,078
                                                                      ----------
                                                                         657,412
                                                                      ----------

                       See Notes to Financial Statements.
                                     --86--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              CORE VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                                VALUE
-------------                                                           --------

COMMON STOCKS -- (CONTINUED)
             ELECTRONIC TECHNOLOGY -- 1.7%
     2,725   American Power Conversion Corp. ....................     $   96,227
     2,525   SCI Systems, Inc.(1) ...............................        134,456
       850   Teradyne, Inc.(1) ..................................         93,500
                                                                      ----------
                                                                         324,183
                                                                      ----------
             ENERGY MINERALS -- 3.5%
     7,125   Exxon Mobil Corp. ..................................        553,523
     2,100   Kerr-McGee Corp. ...................................        108,675
                                                                      ----------
                                                                         662,198
                                                                      ----------
             FINANCE -- 14.1%
     2,550   American General Corp. .............................        142,800
     3,825   American International Group, Inc. .................        419,555
     4,225   Axa Financial, Inc. ................................        137,841
     4,700   Bank of America ....................................        230,300
     2,650   Chase Manhattan Corp. ..............................        190,966
     7,425   Citigroup, Inc. ....................................        441,323
     3,375   Fannie Mae .........................................        203,555
     6,275   Fleet Boston Financial Corp. .......................        222,370
     2,600   Household International, Inc. ......................        108,550
     2,650   Lincoln National Corp. .............................         92,253
     1,825   Morgan, (J.P.) & Co. ...............................        234,284
     2,850   Northern Trust Corp. ...............................        182,756
       950   Providian Financial Corp. ..........................         83,659
                                                                      ----------
                                                                       2,690,212
                                                                      ----------
             HEALTH CARE -- 10.0%
     4,450   American Home Products Corp. .......................        250,034
     4,700   Bristol-Myers Squibb Co. ...........................        246,456
     6,825   Columbia/HCA Healthcare Corp. ......................        194,086
     3,675   Johnson & Johnson ..................................        303,188
     4,775   Merck & Co, Inc. ...................................        331,863
     5,150   Warner Lambert Co. .................................        586,134
                                                                      ----------
                                                                       1,911,761
                                                                      ----------
             MANUFACTURING -- 8.4%
     1,675   Cooper Industries, Inc. ............................         57,473
     4,350   Dover Corp. ........................................        221,034
     5,250   General Electric Co. ...............................        825,563

                       See Notes to Financial Statements.
                                     --87--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              CORE VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                                VALUE
-------------                                                           --------

COMMON STOCKS -- (CONTINUED)
             MANUFACTURING -- (CONTINUED)
     2,100   Minnesota Mining & Manufacturing Co. ...............     $  181,650
     1,400   TRW, Inc. ..........................................         81,900
     5,075   Tyco International Ltd. ............................        233,133
                                                                      ----------
                                                                       1,600,753
                                                                      ----------
             RETAIL -- 3.8%
     1,525   Home Depot, Inc. ...................................         85,495
     3,375   Lowe's Cos., Inc. ..................................        167,063
     4,300   TJX Cos., Inc. .....................................         82,506
     6,950   Wal-Mart Stores, Inc. ..............................        384,856
                                                                      ----------
                                                                         719,920
                                                                      ----------
             TECHNOLOGY -- 23.7%
     2,700   Apple Computer, Inc.(1) ............................        334,969
    10,075   Cisco Systems, Inc.(1) .............................        698,481
     1,325   Computer Associates International, Inc. ............         73,952
     2,550   Dell Computer Corp.(1) .............................        127,819
     1,975   EMC Corp.(1) .......................................        274,402
     1,575   Hewlett-Packard Co. ................................        212,625
     5,175   Intel Corp. ........................................        656,255
     2,475   International Business Machines Corp. ..............        276,272
     7,900   Microsoft Corp.(1) .................................        551,025
     1,825   Motorola, Inc. .....................................        217,289
     4,875   Oracle Systems Corp.(1) ............................        389,695
     1,100   Qualcomm, Inc. .....................................        119,281
     2,775   Sun Microsystems, Inc.(1) ..........................        255,127
     1,550   Symantec Corp.(1) ..................................         96,778
     1,525   Texas Instruments, Inc. ............................        248,384
                                                                      ----------
                                                                       4,532,354
                                                                      ----------
             TELECOMMUNICATIONS -- 8.9%
     2,975   Alltel Corp. .......................................        198,209
     6,200   AT&T Corp. .........................................        289,463
       720   AT&T Wireless Group ................................         22,905
     3,675   Bell Atlantic Corp. ................................        217,744
     4,550   MCI Worldcom, Inc.(1) ..............................        206,741


                       See Notes to Financial Statements.
                                     --88--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                              CORE VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2000 -- (UNAUDITED)

   SHARES                                                               VALUE
-------------                                                          --------

COMMON STOCKS -- (CONTINUED)
             TELECOMMUNICATIONS -- (CONTINUED)
     2,050   MediaOne Group(1) ..................................   $   155,031
       150   Northern Telecom Ltd. ..............................        16,988
     5,500   Sprint Corp. .......................................       338,250
     3,425   U.S. West Inc. .....................................       243,817
                                                                    -----------
                                                                      1,689,148
                                                                    -----------
             TELECOMMUNICATIONS EQUIPMENT -- 3.0%
     5,725   Lucent Technologies, Inc. ..........................       356,023
     1,900   Nortel Networks Corp. ..............................       215,175
                                                                    -----------
                                                                        571,198
                                                                    -----------
             UTILITIES -- 1.8%
     5,500   Columbia Energy Group ..............................       345,124
                                                                    -----------
             TOTAL COMMON STOCKS
               (Cost $18,080,376)................................    18,975,243
                                                                    -----------
    FACE
   AMOUNT
------------
REPURCHASE AGREEMENT -- 1.3%
  $243,000   With Goldman Sachs & Co., 5.58% 5/1/00 (dated 4/28/00,
               collateralized by $215,000 U.S. Treasury Bonds,
               6.86% due 11/15/02, market value $251,055),
               (Cost $243,000)...................................       243,000
                                                                    -----------

TOTAL INVESTMENTS (Cost $18,323,376)....................   100.7%   $19,218,243

LIABILITIES IN EXCESS OF OTHER ASSETS...................    (0.7)      (125,124)
                                                           -----    -----------
NET ASSETS..............................................   100.0%   $19,093,119
                                                           =====    ===========

----------------
(1) Non-income producing security.

                       See Notes to Financial Statements.
                                     --89--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Fund, Inc. (the "Fund") consists of twelve portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio (formerly the Tax Managed Equity Portfolio), the Small Capitalization Value Portfolio (formerly the Small Capitalization Equity Portfolio), the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the Emerging Markets Portfolio, the Global Equity Portfolio, the Small Capitalization Growth Portfolio and the Core Value Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Since January 1, 1998 the Small Capitalization Value Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   PORTFOLIO VALUATION: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

   Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

   Bonds and other fixed-income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.


                                     --90--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

   The value of other assets and securities for which no market quotations are readily available is determined in good faith at fair value by the Board of Directors.

   In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. On April 30, 2000, 0.7% of the net assets of the Emerging Markets Portfolio, totalling $450,146, were considered illiquid. At April 30, 2000, the total value of fair valued securities of the Emerging Markets Portfolio was $5,100,775 representing 8.1% of total investments.

   REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

   FORWARD FOREIGN EXCHANGE CONTRACTS: The International, Institutional International, Emerging Markets and Global Equity Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at April 30, 2000.


                                     --91--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

   FOREIGN CURRENCY: The books and records of each Portfolio are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

   REVERSE REPURCHASE AGREEMENTS: The Government Cash Portfolio, the Core Fixed Income Portfolio, the Global Equity Portfolio and the Emerging Markets Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio, the Core Fixed Income Portfolio, the Global Equity Portfolio and the Emerging Markets Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than one-third of the value of its total assets to be subject to such agreements.

   INTEREST-ONLY  SECURITIES:  The Core  Fixed  Income  Portfolio  may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

   COLLATERALIZED MORTGAGE OBLIGATIONS: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.


                                     --92--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


   TBA PURCHASE COMMITMENTS: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

   OPTION TRANSACTIONS: A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchased commitments. When issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Capitalization Value, Large Cap Value, International, Institutional International, Emerging Markets, Global Equity, Small Capitalization Growth, and Core Value Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

                                     --93--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

   FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

   The Small Capitalization Value Portfolio, the Institutional International Portfolio, the Global Equity Portfolio and the Core Value Portfolio pay The Glenmede Trust Company (the "Advisor") for their investment advisory services a monthly fee at the annual rate of 0.55%, 0.75%, 0.70% and 0.45% respectively, of the value of their average daily net assets. The Emerging Markets Portfolio pays Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the annual rate of 0.50% of the value of its average daily net assets. In addition, the Emerging Markets Portfolio also pays the Advisor for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. The Small Capitalization Growth Portfolio pays TCW Investment Management Company and Winslow Capital Management, Inc. (each a "Subadvisor") at the annual rate of 0.60% of that portion of its average net assets each subadvisor manages. In addition, the Small Capitalization Growth Portfolio pays the Advisor for its investment advisory services a monthly fee at the annual rate of 0.25% of the value of its average daily net assets. The Advisor does not receive a fee from any remaining Portfolios for its investment advisory services. However, each Portfolio (except the Small Capitalization Value, Small Capitalization Growth, Institutional International, Emerging Markets and Global Equity Portfolios) pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. In addition, the Advisor Shares of the Small Capitalization Value Portfolio and the Small Capitalization Growth Portfolio each pay the Advisor a shareholder servicing fee at the annual rate of 0.25% of the value of its average daily net assets. Institutional Shares of the Small Capitalization Value Portfolio pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

   For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the period ended April 30, 2000.

   Investment Company Capital Corp. ("ICC") provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and the Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies").

   This fee is computed  daily and paid monthly at the  following  annual rates:
0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each portfolio based on its relative net assets.


                                     --94--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

   The Fund pays each Board member an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings.

   Expenses for the six month period ended April 30, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

   For the six month period ended April 30, 2000, cost of purchases and proceeds from sales of long-term U.S. Government securities were:

PORTFOLIO                                          PURCHASES            SALES
--------------                                   ------------       ------------
Core Fixed Income Portfolio.................     $176,226,962       $224,744,950

   For the six month period ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

PORTFOLIO                                          PURCHASES            SALES
--------------                                   ------------       ------------
Strategic Equity Portfolio(1)...............     $ 39,370,345       $ 39,801,567
Small Capitalization Value Portfolio(2).....       78,755,137        123,108,452
Large Cap Value Portfolio...................       21,491,313         52,937,412
International Portfolio.....................      299,756,181        280,114,172
Institutional International Portfolio.......      135,153,952         70,974,656
Emerging Markets Portfolio..................       46,093,200         68,402,212
Global Equity Portfolio.....................        7,117,156          7,568,772
Small Capitalization Growth Portfolio(3)....       95,540,821         17,020,287
Core Value Portfolio(4).....................       19,134,611          1,103,193

   On April 30, 2000 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                        APPRECIATION       DEPRECIATION
--------------                                   ------------       ------------
Core Fixed Income Portfolio.................     $    264,590       $  6,570,554
Strategic Equity Portfolio(1)...............       69,271,273            314,497
Small Capitalization Value Portfolio(2).....       63,902,548         21,034,917
Large Cap Value Portfolio...................        1,799,732          1,523,763
International Portfolio.....................      381,721,728        113,957,533
Institutional International Portfolio.......       28,802,279         13,806,680
Emerging Markets Portfolio..................       12,798,093          8,133,927
Global Equity Portfolio.....................        4,914,672          2,321,358
Small Capitalization Growth Portfolio(3)....        5,672,118         13,960,483
Core Value Portfolio(4).....................        1,384,070            489,202

----------------
(1) On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
(2) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.
(3) Small Capitalization Growth Portfolio commenced operations on December 29, 1999.
(4) Core Value Portfolio commenced operations on February 28, 2000.

                                     --95--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

4. COMMON STOCK

   The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:


                                         SIX MONTHS ENDED         YEAR ENDED
                                             4/30/00               10/31/99
                                         ---------------        ---------------
GOVERNMENT CASH PORTFOLIO:
    Sold................................ $ 1,689,148,796        $ 3,829,650,837
    Issued as reinvestment of dividends.          20,964                 27,423
    Redeemed............................  (1,703,594,595)        (3,853,935,897)
                                         ---------------        ---------------
    Net decrease.......................  $   (14,424,835)       $   (24,257,637)
                                         ===============        ===============

TAX-EXEMPT CASH PORTFOLIO:
    Sold................................ $   920,659,609        $ 1,648,162,346
    Issued as reinvestment of dividends.           2,582                  4,406
    Redeemed............................    (882,041,910)        (1,674,058,693)
                                         ---------------        ---------------
    Net increase/(decrease)............. $    38,620,281        $   (25,891,941)
                                         ===============        ===============

                                     --96--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

                                          SIX MONTHS ENDED             YEAR ENDED
                                              4/30/00                  10/31/99
                                     ------------------------   -------------------------
                                       Shares       Amount        Shares       Amount
                                     ----------  ------------   ----------  -------------
CORE FIXED INCOME PORTFOLIO:
    Sold.........................       361,423  $  3,612,849    6,375,969  $  67,512,430
    Issued as reinvestment of
      dividends                          42,616       425,939       43,563        447,015
    Redeemed.....................    (5,123,630)  (50,970,235)  (7,913,468)   (82,206,587)
                                     ----------  ------------   ----------  -------------
    Net decrease.................    (4,719,591) $(46,931,447)  (1,493,936) $ (14,247,142)
                                     ==========  ============   ==========  =============
STRATEGIC EQUITY PORTFOLIO:(1)
    Sold.........................       321,111  $  7,999,368      196,819  $   4,518,923
    Issued as reinvestment of
      dividends                           6,571       155,805      668,748     14,425,675
    Redeemed.....................      (374,868)   (9,284,392)  (1,687,116)   (39,272,875)
                                     ----------  ------------   ----------  -------------
    Net decrease.................       (47,186) $ (1,129,219)    (821,549) $ (20,328,277)
                                     ==========  ============   ==========  =============
SMALL CAPITALIZATION VALUE
   PORTFOLIO (ADVISOR SHARES):(2)
    Sold.........................       114,938  $  1,857,681    3,451,858  $  54,037,437
    Issued as reinvestment of
      dividends                           6,372       108,454       10,063        152,921
    Redeemed.....................      (520,548)   (8,529,765)  (6,749,354)  (103,504,553)
                                     ----------  ------------   ----------  -------------
    Net decrease.................      (399,238) $ (6,563,630)  (3,287,433) $ (49,314,195)
                                     ==========  ============   ==========  =============
SMALL CAPITALIZATION VALUE
   PORTFOLIO (INSTITUTIONAL SHARES):(2)
    Sold.........................       186,671  $  3,080,664      369,846  $   5,719,285
    Issued as reinvestment of
      dividends                           2,104        35,871       33,935        518,163
    Redeemed.....................    (2,607,543)  (42,137,909)    (581,803)    (8,939,842)
                                     ----------  ------------   ----------  -------------
    Net decrease.................    (2,418,768) $(39,021,374)   (178,022)  $  (2,702,394)
                                     ==========  ============   ==========  =============
LARGE CAP VALUE PORTFOLIO:
    Sold.........................       487,611  $  5,208,769      519,388  $   7,166,143
    Issued as reinvestment of
      dividends                           6,944        74,748    1,019,528     11,056,770
    Redeemed.....................    (3,585,974)  (38,273,250)  (1,933,918)   (26,672,374)
                                     ----------  ------------   ----------  -------------
    Net decrease.................    (3,091,419) $(32,989,733)    (395,002) $  (8,449,461)
                                     ==========  ============   ==========  =============
INTERNATIONAL PORTFOLIO:
    Sold.........................     5,728,699  $104,763,587   12,945,606  $ 227,225,854
    Issued as reinvestment of
      dividends                         118,115     2,174,893    4,422,061     81,628,005
    Redeemed.....................    (3,002,227)  (54,981,293)  (5,860,128)  (104,005,572)
                                     ----------  ------------   ----------  -------------
    Net increase.................     2,844,587  $ 51,957,187   11,507,539  $ 204,848,287
                                     ==========  ============   ==========  =============
----------------

(1) On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
(2) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.


                                     --97--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

                                         SIX MONTHS ENDED              YEAR ENDED
                                              4/30/00                   10/31/99
                                     ------------------------   -------------------------
                                       Shares       Amount        Shares       Amount
                                     ----------  ------------   ----------  -------------
INSTITUTIONAL INTERNATIONAL PORTFOLIO:
    Sold.........................     9,017,267  $162,736,364    6,580,973   $116,774,728
    Issued as reinvestment of
      dividends                          46,554      844,021       543,619      9,599,868
    Redeemed.....................     5,554,758  (100,205,582)  (3,606,755)   (65,045,210)
                                     ----------  ------------   ----------   ------------
    Net increase.................     3,509,063  $ 63,374,803    3,517,837   $ 61,329,386
                                     ==========  ============   ==========   ============
EMERGING MARKETS PORTFOLIO:
    Sold.........................       218,834  $  2,284,900    1,006,846   $  8,439,663
    Issued as reinvestment of
      dividends                              --            --           --             --
    Redeemed.....................    (2,105,780)  (23,302,390)  (1,687,967)   (14,016,895)
                                     ----------  ------------   ----------   ------------
    Net decrease.................    (1,886,946)  (21,017,490)    (681,121)  $ (5,577,232)
                                     ==========  ============   ==========   ============
GLOBAL EQUITY PORTFOLIO:
    Sold.........................            --  $         --           --   $         --
    Issued as reinvestment of
      dividends                              --            --      109,322      1,221,115
    Redeemed.....................            --            --           --             --
    Capital contribution.........            --       (20,097)          --        105,524
                                     ----------  ------------   ----------   ------------
    Net increase/(decrease)......            --  $    (20,097)     109,322   $  1,326,639
                                     ==========  ============   ==========   ============
SMALL CAPITALIZATION GROWTH PORTFOLIO:(1)
    Sold.........................     8,387,064  $ 84,508,654           --   $         --
    Issued as reinvestment of
      dividends                              --            --           --             --
    Redeemed.....................      (178,643)   (1,733,211)          --             --
                                     ----------  ------------   ----------  -------------
    Net increase.................     8,208,421  $ 82,775,443           --   $         --
                                     ==========  ============   ==========   ============
CORE VALUE PORTFOLIO:(2)
    Sold.........................     1,771,691  $ 18,148,223           --   $         --
    Issued as reinvestment of
      dividends                             424         4,674           --             --
    Redeemed.....................          (358)       (4,004)          --             --
                                     ----------  ------------   ----------   ------------
    Net increase.................     1,771,757  $ 18,148,893           --   $         --
                                     ==========  ============   ==========   ============
-----------------

(1) Small Capitalization Growth Portfolio commenced operations on December 29, 1999.
(2) Core Value Portfolio commenced operations on February 28, 2000.

5. LENDING OF PORTFOLIO SECURITIES

   Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained in an amount at least equal to the current market value of the loaned securities. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

                                     --98--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

   The Portfolios generated additional income by lending their securities to approved brokers. On April 30, 2000, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                                                      % OF TOTAL
                                 MARKET VALUE OF   MARKET VALUE OF      ASSETS
    PORTFOLIO                   LOANED SECURITIES    COLLATERAL        ON LOAN
    ---------                   -----------------  ---------------   ----------
Core Fixed Income Portfolio...    $ 25,437,213     $ 26,432,433           11.68%
Strategic Equity Portfolio(1,4)      2,475,000        2,385,000            1.39%
Small Capitalization Value
   Portfolio(2)...............       9,233,125        9,744,400            3.16%
Large Cap Value Portfolio.....       1,470,795        1,559,100            6.05%
International Portfolio.......     310,182,045      323,888,287           19.87%
Institutional International
   Portfolio..................      39,818,294       42,002,475           16.87%
Emerging Markets Portfolio....       1,558,835        1,639,500            2.42%
Global Equity Portfolio.......       2,366,348        2,455,980            7.95%
Small Capitalization Growth
   Portfolio(3)...............      10,399,012       10,463,345           14.65%

6. CAPITAL LOSS CARRYFORWARD

   On April 30, 2000, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                                    EXPIRING  EXPIRING    EXPIRING      EXPIRING
PORTFOLIO                           IN 2000   IN 2001     IN 2002       IN 2003
                                    --------  --------   ----------     --------
Government Cash Portfolio.......    $    --   $   127    $    1,000      $26,819
Tax-Exempt Cash Portfolio.......     18,922    19,079         8,905       27,815
Core Fixed Income Portfolio.....         --        --     7,273,798           --
Small Capitalization Value
  Portfolio(2)                           --        --            --           --
Emerging Markets Portfolio......         --        --            --           --
                                    EXPIRING  EXPIRING    EXPIRING     EXPIRING
PORTFOLIO                           IN 2004   IN 2005     IN 2006      IN 2007
                                    --------  -------   -----------   ----------
Government Cash Portfolio.......    $    --   $ 7,815   $        --  $        --
Tax-Exempt Cash Portfolio.......         13        --         7,168           --
Core Fixed Income Portfolio.....         --        --     1,869,325           --
Small Capitalization Value
  Portfolio(2)                           --        --            --   20,153,292
Emerging Markets Portfolio......         --        --    25,319,729           --

---------------
(1) On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
(2) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.
(3) Small Capitalization Growth Portfolio commenced operations on December 29, 1999.
(4) The collateral for the Strategic Equity Portfolio was increased to $2,520,000 (101.89%) on May 1, 2000.

                                     --99--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

7. FOREIGN SECURITIES

   The Strategic Equity, Small Capitalization Value, Large Cap Value, Small Capitalization Growth, Core Value, International, Institutional International, Emerging Markets and Global Equity Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

8. NET ASSETS

   On April 30, 2000, net assets consisted of:

                                      GOVERNMENT     TAX-EXEMPT    CORE FIXED
                                         CASH           CASH         INCOME
                                       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                     ------------   ------------   ------------
Par Value........................... $    391,447   $    388,735   $     17,985
Paid in Capital in excess of
    par value.......................  391,055,525    388,345,930    195,453,519
Undistributed net investment income.       71,402             --      1,027,570
Accumulated net realized loss on
   investments sold.................      (35,761)       (81,902)   (11,646,301)
Net unrealized depreciation
   on investments...................           --             --     (6,305,964)
                                     ------------   ------------   ------------
   Total Net Assets................. $391,482,613   $388,652,763   $178,546,809
                                     ============   ============   ============

                                                         SMALL         LARGE
                                        STRATEGIC   CAPITALIZATION      CAP
                                         EQUITY          VALUE         VALUE
                                      PORTFOLIO(1)   PORTFOLIO(2)    PORTFOLIO
                                     ------------   ------------   ------------
Par Value........................... $      6,507   $     15,927   $      2,173
Paid in Capital in excess of
   par value........................   85,198,238    237,023,193     21,182,599
Undistributed net investment income.      149,683         11,593         43,765
Accumulated net realized gain on
   investments sold ................   17,915,748      1,739,333      1,242,107
Net unrealized appreciation
   on investments ..................   68,956,776     42,867,631        275,969
                                     ------------   ------------   ------------
    Total Net Assets................ $172,226,952   $281,657,677   $ 22,746,613
                                     ============   ============   ============

9. SUBSEQUENT EVENT

   On May 30, 2000, the Global Equity Portfolio was liquidated.

----------------
(1) On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
(2) On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.


                                     --100--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

                                                     INSTITUTIONAL    EMERGING
                                      INTERNATIONAL  INTERNATIONAL    MARKETS
                                        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                     --------------  ------------  ------------
Par Value........................... $       86,823  $     13,385  $      6,937
Paid in Capital in excess of
   par value........................  1,209,534,282   208,536,979    71,791,945
Distributions in excess of
   net investment income............    (31,215,740)   (3,029,606)     (959,577)
Accumulated net realized
   gain/(loss) on investments
   sold, and foreign
   currency transactions............    115,414,084    15,589,338   (11,109,463)
Net unrealized appreciation
   on investments and foreign
   currency translations............    266,740,359    14,834,401     4,656,969
                                     --------------  ------------  ------------
    Total Net Assets................ $1,560,559,808  $235,944,497  $ 64,386,811
                                     ==============  ============  ============

                                                         SMALL
                                          GLOBAL     CAPITALIZATION    CORE
                                          EQUITY         GROWTH        VALUE
                                         PORTFOLIO    PORTFOLIO(1)  PORTFOLIO(2)
                                        -----------  -------------  -----------
Par Value...........................    $     2,627   $     8,208   $     1,772
Paid in Capital in excess of
   par value........................     26,369,970    82,767,235    18,147,120
Undistributed (distributions in
   excess of) net investment income.       (413,524)      (16,638)          401
Accumulated net realized
   gain/(loss) on investments
   sold, and foreign
   currency transactions............      1,214,531    (3,484,677)       48,958
Net unrealized appreciation/
   (depreciation) on investments and
   foreign currency translations....      2,582,650    (8,288,365)      894,868
                                        -----------   -----------   -----------
    Total Net Assets................    $29,756,254   $70,985,763   $19,093,119
                                        ===========   ===========   ===========

---------------
(1) Small Capitalization Growth Portfolio commenced operations on December 29, 1999.
(2) Core Value Portfolio commenced its operations on February 28, 2000.


                                     --101--

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
                                   (UNAUDITED)

9. CALL AND PUT OPTIONS

   Call and Put Options written by the Strategic Equity Portfolio (formerly Tax Managed Equity Portfolio) and related premiums received during the period were as follows:
                                          CALLS                     PUTS
                                   --------------------     --------------------
                                         ACTUAL                    ACTUAL
                                   --------------------     --------------------
                                   CONTRACTS   PREMIUMS     CONTRACTS  PREMIUMS
--------------------------------------------------------------------------------
Options outstanding October 31, 1999  850      375,337        1,250     350,313
Options written                       520      995,137          160      89,767
Options purchased                      --           --           --          --
Options closed                       (750)    (315,740)          --          --
Options exercised                      --           --           --          --
Options expired                      (100)     (59,598)      (1,250)   (350,313)
--------------------------------------------------------------------------------
Options outstanding  April 30, 2000   520      995,136          160      89,767
--------------------------------------------------------------------------------


                                     --102--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)

                                                          MUNI       NEW JERSEY
                                                      INTERMEDIATE      MUNI
                                                        PORTFOLIO     PORTFOLIO
                                                        ---------     ---------
Investment Income:
    Interest......................................      $ 420,282     $ 409,216
                                                        ---------     ---------
       Total investment income....................        420,282       409,216
                                                        ---------     ---------
Expenses:
    Administration fee............................          2,901         3,105
    Shareholder servicing fee.....................          1,083         2,690
    Shareholder reporting expense.................          1,176         2,151
    Custodian fee.................................            546           455
    Directors' fees and expenses..................          1,096         1,566
    Professional fees.............................          6,089         9,414
    Registration and filing fees..................            712           444
    Other expenses................................            337           124
                                                        ---------     ---------
Total expenses....................................         13,940        19,949
                                                        ---------     ---------
Net investment income.............................        406,342       389,267
                                                        ---------     ---------
Realized and unrealized gain/(loss) on investments:
    Net realized loss on investments..............        (29,855)      (14,581)
    Net change in unrealized appreciation/
      depreciation on investments ................        (89,993)     (167,007)
                                                        ---------     ---------
Net realized and unrealized loss
   on investments.................................       (119,848)     (181,588)
                                                        ---------     ---------
Net increase in net assets
   resulting from operations......................      $ 286,494     $ 207,679
                                                        =========     =========

                       See Notes to Financial Statements.
                                     --103--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2000 -- (UNAUDITED)

                                                         MUNI        NEW JERSEY
                                                     INTERMEDIATE       MUNI
                                                      PORTFOLIO       PORTFOLIO
                                                     -----------    ------------
Net investment income.............................   $   406,342    $   389,267
Net realized loss on investments..................       (29,855)       (14,581)
Net change in unrealized appreciation/depreciation
   on investments.................................       (89,993)      (167,007)
                                                     ------------   -----------
Net increase in net assets resulting from operations     286,494        207,679
Distributions to shareholders:
    From net investment income....................      (408,887)      (396,222)
Net decrease in net assets from capital share
   transactions...................................      (553,097)    (1,171,429)
                                                     ------------   -----------
Net decrease in net assets........................      (675,490)    (1,359,972)
NET ASSETS:
Beginning of period...............................    16,526,364     17,952,667
                                                     ------------    ----------
End of period.....................................   $15,850,874    $16,592,695
                                                     ===========    ===========
--------------------------------------------------------------------------------

                       FOR THE YEAR ENDED OCTOBER 31, 1999
                                                          MUNI        NEW JERSEY
                                                      INTERMEDIATE       MUNI
                                                        PORTFOLIO      PORTFOLIO
                                                      -----------   -----------
Net investment income.............................    $   866,861   $   798,624
Net realized gain/(loss) on investments...........         44,865        (2,683)
Net change in unrealized appreciation/depreciation
   on investments.................................       (744,954)     (769,009)
                                                      -----------   -----------
Net increase in net assets resulting from operations      166,772        26,932
Distributions to shareholders:
    From net investment income....................       (883,826)     (790,076)
Net increase/(decrease) in net assets from capital
   share transactions.............................     (2,731,591)    1,224,295
                                                      -----------   -----------
Net increase/(decrease) in net assets.............     (3,448,645)      461,151
NET ASSETS:
Beginning of year.................................     19,975,009    17,491,516
                                                      -----------   -----------
End of year.......................................    $16,526,364   $17,952,667
                                                      ===========   ===========

                       See Notes to Financial Statements.
                                     --104--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      MUNI INTERMEDIATE PORTFOLIO
                                 SIX      ---------------------------------------------------
                             MONTHS ENDED                YEAR ENDED OCTOBER 31,
                               APRIL 30,  ---------------------------------------------------
                                2000(3)     1999       1998       1997       1996      1995
                               -------    -------    -------    -------    -------    -------
Net asset value, beginning
   of period.............      $ 10.14    $ 10.56    $ 10.40    $ 10.26    $ 10.32    $  9.74
                               -------    -------    -------    -------    -------    -------
Income from investment
   operations:
Net investment income....         0.25       0.51       0.51       0.52       0.53       0.53
Net realized and unrealized
   gain/(loss) on investments    (0.08)     (0.42)      0.16       0.14      (0.06)      0.58
                               -------    -------    -------    -------    -------    -------
Total from investment
   operations............         0.17       0.09       0.67       0.66       0.47       1.11
                               -------    -------    -------    -------    -------    -------
Distributions to shareholders
   from net investment income    (0.25)     (0.51)     (0.51)     (0.52)     (0.53)     (0.53)
                               -------    -------    -------    -------    -------    -------
Net asset value, end
   of period.............      $ 10.06    $ 10.14    $ 10.56    $ 10.40    $ 10.26    $ 10.32
                               =======    =======    =======    =======    =======    =======
Total Return(1)..........         1.76%      0.91%      6.63%      6.69%      4.67%     11.76%
                               =======    =======    =======    =======    =======    =======
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
   (in 000's)............      $15,851    $16,526    $19,975    $19,219    $18,471    $18,096
Ratio of operating expenses to
   average net assets....         0.17%(2)   0.20%      0.30%      0.34%      0.32%      0.28%
Ratio of net investment income
   to average net assets.         5.07%(2)   4.90%      4.88%      5.09%      5.16%      5.23%
Portfolio turnover rate..            5%         6%        11%        21%        44%        28%

---------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.
                                     --105--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 SIX                   NEW JERSEY MUNI PORTFOLIO
                            MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                              APRIL 30,  ----------------------------------------------------
                               2000(3)     1999       1998       1997       1996        1995
                              --------   --------   --------   --------    -------    -------
Net asset value, beginning
   of period.............     $  10.00   $  10.43   $  10.20   $   9.97    $ 10.00    $  9.22
                              --------   --------   --------   --------    -------    -------
Income from investment
   operations:
Net investment income....         0.23       0.44       0.44       0.44       0.44       0.41
Net realized and unrealized
   gain/(loss) on investments    (0.10)     (0.43)      0.23       0.23      (0.03)      0.78
                              --------   --------   --------   --------    -------    -------
Total from investment
   operations............         0.13       0.01       0.67       0.67       0.41       1.19
                              --------   --------   --------   --------    -------    -------
Distributions to shareholders
   from net investment income    (0.23)     (0.44)     (0.44)     (0.44)     (0.44)     (0.41)
                              --------   --------   --------   --------    -------    -------
Net asset value, end
   of period.............     $   9.90   $  10.00   $  10.43   $  10.20    $  9.97    $ 10.00
                              ========   ========   ========   ========    =======    =======
Total Return(1)..........         1.29%      0.08%      6.71%      6.90%      4.24%     13.25%
                              ========   ========   ========   ========    =======    =======
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
   (in 000's)............     $ 16,593   $ 17,953   $ 17,492   $ 12,117    $ 7,545    $ 5,932
Ratio of operating expenses to
   average net assets....         0.23%(2)   0.24%      0.30%      0.31%      0.24%      0.53%
Ratio of net investment income
   to average net assets.         4.55%(2)   4.34%      4.33%      4.42%      4.56%      4.30%
Portfolio turnover rate..            3%        10%         7%        19%        33%        12%

---------------------

(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.


                       See Notes to Financial Statements.
                                     --106--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                             STATEMENT OF NET ASSETS
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                     -------------

MUNICIPAL BONDS -- 97.9%
             PENNSYLVANIA -- 97.9%
$  150,000   Abington, PA, School District, Series A, General
               Obligation Unlimited, (FGIC Insured), Prerefunded
               11/15/05 @ $100,
               5.25% due 5/15/08...................................   $  151,577
   200,000   Allegheny County, PA, Hospital Development Authority
               Revenue, University of Pittsburgh, Health Center,
               Series A, (MBIA Insured),
               5.30% due 4/1/08....................................      198,918
   300,000   Allegheny County, PA, Port Authority Special Revenue,
               (MBIA Insured),
               5.30% due 3/1/10....................................      299,796
    50,000   Allegheny County, PA, Re-development Authority
               Revenue, (FHA Insured),
               5.20% due 8/1/03....................................       49,816
   175,000   Allegheny County, PA, Series C, General Obligation
               Unlimited, (MBIA Insured), Prerefunded 09/15/04 @ $100,
               5.875% due 9/15/12..................................      181,015
   190,000   Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Ohio Edison County
               Mansfield, (FGIC Insured),
               7.10% due 6/1/18....................................      194,248
   120,000   Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Saint Joe Minerals
               Corporation Project,
               6.00% due 5/1/07....................................      120,240
   500,000   Beaver Falls, PA, Municipal Authority Water and
               Hydroelectric Revenue, (FGIC Insured),
               5.70% due 12/1/08...................................      506,600
   100,000   Bucks County, PA, Community College Authority College
               Building Revenue, Prerefunded 6/15/02 @ $100,
               6.05% due 6/15/06...................................      102,423
   325,000   Chester County, PA, General Obligation Unlimited,
               5.40% due 12/15/06..................................      327,746
   375,000   Dauphin County, PA, General Authority Hospital Revenue,
               (FGIC Insured),
               6.125% due 7/1/10...................................      399,664
   125,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 6/1/01 @ $100, (AMBAC Insured),
               5.00% due 6/1/26....................................      125,139

                       See Notes to Financial Statements.
                                     --107--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                     -------------

MUNICIPAL BONDS -- (CONTINUED)
             PENNSYLVANIA -- (CONTINUED)
$  130,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 6/1/06 @ $100,
               6.80% due 6/1/26....................................   $  133,337
   100,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 6/1/11 @ $100,
               6.85% due 6/1/26....................................      102,665
   200,000   Dauphin County, PA, General Obligation Unlimited,
               (MBIA Insured), Prerefunded 8/1/03 @ $100,
               5.40% due 8/1/06....................................      202,722
   125,000   Dauphin County, PA, Series B, General Obligation
               Unlimited, (MBIA Insured),
               5.20% due 3/15/04...................................      125,163
   600,000   Delaware River Joint Toll Bridge, Refunding, (FGIC
               Insured),
               6.15% due 7/1/04....................................      614,202
             Delaware River Port Authority, PA and NJ Delaware
               River Bridges Revenue Escrowed to Maturity,
   220,000     6.00% due 1/15/10...................................      226,175
   175,000     6.50% due 1/15/11...................................      184,585
   300,000   Downington, PA, Area School District, General
               Obligation Unlimited,
               5.50% due 2/1/10....................................      304,272
   100,000   Gettysburg, PA, Municipal Authority, County Guaranteed
               Hospital Revenue, Gettysburg Hospital Project, (MBIA
               County Guaranteed),
               6.20% due 7/1/12....................................      102,064
    40,000   Lancaster, PA, Area Sewer Authority, Escrowed to
               Maturity,
               6.00% due 4/1/12....................................       41,500
   170,000   Lancaster, PA, Higher Education Authority College
               Revenue, Franklin & Marshall, College Project,
               (MBIA Insured),
               6.55% due 4/15/07...................................      175,146
   125,000   Lycoming County, PA, College Revenue, PA College of
               Technology, (AMBAC Insured),
               5.20% due 11/1/04...................................      125,034
   100,000   Montgomery County, PA, Higher Education & Health
               Authority Hospital Revenue, Abington Memorial
               Hospital, Series A, (AMBAC Insured),
               5.80% due 6/1/04....................................      102,291


                       See Notes to Financial Statements.
                                     --108--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
             PENNSYLVANIA -- (CONTINUED)
 $ 110,000   Montgomery County, PA, Industrial Development
               Authority Revenue,
               7.50% due 1/1/12....................................   $  112,823
   195,000   Montgomery County, PA, Private School Revenue,
               Friends' Central School Project,
               4.00% due 3/1/04....................................      182,163
   100,000   New Kensington, PA, General Obligation Unlimited,
               (FGIC Insured),
               5.625% due 10/1/04..................................      100,052
   200,000   North East, PA, School District, Refunding, (AMBAC
               Insured),
               6.00% due 9/15/10...................................      204,018
   150,000   North Pocono, PA, School District, General Obligation
               Unlimited, (FGIC Insured),
               5.25% due 7/15/06...................................      150,162
   425,000   Northampton County, PA, Higher Education Authority
               Revenue--Lehigh University,
               5.25% due 11/15/09..................................      424,358
   210,000   Northampton County, PA, Industrial Development
               Authority, Revenue, Optional Put 8/1/07 @ $100,
               4.75% due 8/1/15....................................      198,855
   315,000   Northampton, PA, Bucks County Municipal Authority
               Sewer Revenue,
               6.20% due 11/1/13...................................      333,380
   200,000   Pennridge, PA, School District, Series A, General
               Obligation Unlimited, (AMBAC Insured),
               6.25% due 2/15/04...................................      204,366
             Pennsylvania Housing Finance Agency, Refunding,
               Rental Housing,
   350,000     5.25% due 7/1/04....................................      349,454
   500,000     5.45% due 7/1/06....................................      500,585
   100,000     6.25% due 7/1/07....................................      102,792
   330,000   Pennsylvania Housing Finance Agency, Single Family
               Mortgage, Series 38,
               5.50% due 4/1/05....................................      330,125
   300,000   Pennsylvania Intergovernmental Co-op Authority,
               Special Tax Revenue, City of Philadelphia Funding
               Program, Escrowed to Maturity, (FGIC Insured),
               6.00% due 6/15/02...................................      305,175


                       See Notes to Financial Statements.
                                     --109--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
             PENNSYLVANIA -- (CONTINUED)
 $ 200,000   Pennsylvania Intergovernmental Co-op Authority,
               Special Tax Revenue, City of Philadelphia Funding
               Program, (FGIC Insured),
               5.25% due 6/15/06...................................   $  201,766
 1,000,000   Pennsylvania State Finance Authority Revenue,
               Refunding, Municipal Capital Improvements Program,
               6.60% due 11/1/09...................................    1,053,820
   220,000   Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, College
               of Pharmacy, (MBIA Insured),
               5.25% due 11/1/09...................................      219,349
   205,000   Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, Drexel
               University Project, (MBIA Insured),
               4.55% due 5/1/07....................................      193,936
   140,000   Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, Drexel
               University Project, Prerefunded 8/1/01 @ 100,
               5.65% due 2/1/09....................................      141,715
   250,000   Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues,
               University of Pennsylvania,
               5.60% due 9/1/10....................................      253,315
   250,000   Pennsylvania State, First Series, General Obligation
               Unlimited,
               6.375% due 9/15/12..................................      259,133
   150,000   Pennsylvania State, First Series, General Obligation
               Unlimited, (AMBAC Insured),
               5.00% due 4/15/09...................................      147,237
     5,000   Perkiomen Valley School Authority, PA, School Revenue,
               Escrowed to Maturity, (MBIA Insured),
               6.40% due 12/1/02...................................        5,078
   100,000   Philadelphia, PA, Gas Works Revenue, (FSA Insured),
               5.50% due 7/1/04....................................      101,667
   320,000   Philadelphia, PA, Hospital Revenue, Escrowed to
               Maturity, (FGIC Insured),
               5.875% due 7/1/08...................................      320,800
   100,000   Philadelphia, PA, Hospitals and Higher Educational
               Facilities Authority, Hospital Revenue, Children's
               Hospital Philadelphia, Series A,
               5.00% due 2/15/02...................................       99,535

                       See Notes to Financial Statements.
                                     --110--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
             PENNSYLVANIA -- (CONTINUED)
 $ 225,000   Philadelphia, PA, Municipal Authority Revenue,
               Refunding -- Lease -- Series C, (FGIC Insured),
               5.00% due 4/1/07....................................   $  222,145
             Pittsburgh, PA, Urban Redevelopment Authority Mortgage
               Revenue, Series D,
   255,000     5.75% due 10/1/07...................................      256,823
   150,000     6.20% due 4/1/11....................................      151,203
   155,000     6.20% due 10/1/11...................................      156,243
   235,000   Ringgold, PA, School District, Escrowed to Maturity,
               6.20% due 1/15/13...................................      246,642
   250,000   Sayre, PA, Health Care Facilities Authority Revenue,
               (AMBAC Insured),
               6.10% due 7/1/02....................................      255,590
             Seneca Valley, PA, School District, Series B, General
               Obligation Unlimited, (FGIC Insured),
   100,000     5.70% due 7/1/06....................................      101,130
   225,000     5.80% due 7/1/10....................................      227,216
    35,000   Southeastern Pennsylvania Transportation Authority,
               PA, Lease Revenue,
               5.75% due 12/1/04...................................       35,031
   125,000   Southeastern Pennsylvania Transportation Authority,
               PA, Special Revenue, (FGIC Insured),
               5.05% due 3/1/05....................................      124,795
             Southeastern Pennsylvania Transportation Authority,
               Revenue,
   110,000     6.00% due 6/1/00....................................      110,157
   285,000     6.00% due 6/1/01....................................      289,152
   250,000   State Public School Building Authority, PA, School
               Revenue, Hazleton Area School District, (FGIC
               Insured),
               6.50% due 3/1/08....................................      253,985
    15,000   Swarthmore Borough, PA, College Revenue, Prerefunded,
               9/15/02 @ $102,
               6.10% due 9/15/07...................................       15,701
    85,000   Swarthmore Borough, PA, College Revenue, Unrefunded
               Balance,
               6.10% due 9/15/07...................................       88,057
   120,000   Swatara Township Authority, PA, Sewer Revenue,
               Escrowed to Maturity, (MBIA Insured),
               6.15% due 5/1/07....................................      127,274


                       See Notes to Financial Statements.
                                     --111--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
             PENNSYLVANIA -- (CONTINUED)
 $ 125,000   Unionville-Chadds Ford, PA, School District, General
               Obligation Unlimited, Prerefunded 6/1/03 @ $100,
               (State Aid Withholding),
               5.50% due 6/1/08....................................   $  126,799
   400,000   University of Pittsburgh, PA, Refunded Series B,
               5.50% due 6/1/09....................................      407,136
   125,000   Wallingford -- Swarthmore, PA, School District,
               Series C, (FSA State Aid Withholding),
               5.00% due 5/15/09...................................      122,329
   325,000   Wayne County, PA, Hospital and Health Facilities
               Authority, County Guaranteed, Hospital Revenue,
               Wayne Memorial Hospital Project, (MBIA Insured),
               5.05% due 7/1/03....................................      324,318
   100,000   Wilkinsburg, PA, Joint Water Authority, Water Revenue,
               Series A, Prerefunded 8/15/02 @ $100, (AMBAC Insured),
               6.10% due 8/15/04...................................      102,787
    10,000   William Penn, PA, School District, General Obligation
               Unlimited, Escrowed to Maturity, (State Aid
               Withholding),
               8.00% due 8/1/00....................................       10,086
   170,000   York County, PA, Industrial Development Authority,
               Industrial Development Revenue, Refunding, Stanley
               Works Project,
               6.25% due 7/1/02....................................      173,752
                                                                     -----------
             TOTAL MUNICIPAL BONDS
               (Cost $15,570,827)..................................   15,520,348
                                                                     -----------
TOTAL INVESTMENTS (Cost $15,570,827)......................  97.9%    $15,520,348

OTHER ASSETS IN EXCESS OF LIABILITIES ....................   2.1         330,526
                                                           -----     -----------
NET ASSETS................................................ 100.0%    $15,850,874
                                                           =====     ===========
NET ASSET VALUE ($15,850,874 DIVIDED BY 1,575,420
  SHARES OUTSTANDING).....................................          $      10.06
                                                                    ============

Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                                     --112--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                            NEW JERSEY MUNI PORTFOLIO
                             STATEMENT OF NET ASSETS
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- 99.3%
  $100,000   Asbury Park, NJ, Board of Education, General
               Obligation Unlimited, (MBIA Insured),
               5.55% due 2/1/07....................................   $  102,594
   100,000   Beach Haven, NJ, General Obligation Unlimited,
               (MBIA Insured),
               5.70% due 8/15/03...................................      102,792
    70,000   Belvidere, NJ, General Obligation Unlimited, (AMBAC
               Insured),
               4.50% due 12/1/00...................................       70,107
   250,000   Bergen County, NJ, General Improvement, General
               Obligation Unlimited,
               4.00% due 11/15/05..................................      234,892
   100,000   Bergen County, NJ, Utilities Authority, Water
               Pollution Control Revenue, Series B, (FGIC Insured),
               5.20% due 12/15/00..................................      100,601
   400,000   Black Horse Pike, NJ, Regional School District,
               General Obligation Unlimited, (FGIC Insured),
               4.75% due 12/1/04...................................      396,732
             Burlington County, NJ, General Improvement, General
               Obligation Unlimited,
   100,000     5.20% due 9/15/02...................................      100,951
   500,000     4.85% due 7/15/06...................................      492,020
   100,000   Burlington County, NJ, General Obligation Unlimited,
               5.20% due 10/1/04...................................      100,939
   150,000   Cape May County, NJ, General Improvements, General
               Obligation Unlimited, (AMBAC Insured),
               5.35% due 8/1/04....................................      152,496
   200,000   Cape May County, NJ, Municipal Utilities Authority,
               Sewer Revenue, Refunding, (AMBAC Insured),
               5.60% due 1/1/05....................................      204,598
   100,000   Casino Reinvestment Development Authority, NJ, Parking
               Fee Revenue, Series A, (FSA Insured),
               5.00% due 10/1/04...................................      100,035
   150,000   Cherry Hill Township, NJ, General Obligation Unlimited,
               5.125% due 7/15/10..................................      149,340
             Delaware River Joint Toll Bridge, Commonwealth of
               Pennsylvania Bridge Revenue, Refunding, (FGIC
               Insured),
   100,000     6.15% due 7/1/04....................................      102,367
   200,000     6.25% due 7/1/12....................................      204,744

                       See Notes to Financial Statements.
                                     --113--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                            NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
             Delaware River Port Authority, PA, NJ, and DE River
               Bridges Revenue, Escrowed to Maturity,
  $275,000     5.625% due 1/15/09..................................   $  277,194
   270,000     6.00% due 1/15/10...................................      277,579
   140,000     6.50% due 1/15/11...................................      147,668
   250,000   Evesham Township, NJ, Board of Education, General
               Obligation Unlimited, (FGIC Insured),
               4.60% due 3/1/07....................................      241,607
   100,000   Gloucester County, NJ, Improvement Authority Revenue,
               County Library Lease Project,
               5.20% due 12/15/05..................................      100,284
   250,000   Hamilton Township, Atlantic City, NJ, General
               Obligation Unlimited, (FGIC Insured),
               4.25% due 10/1/06...................................      234,557
   200,000   Hasbrouck Heights, NJ, General Improvements, General
               Obligation Unlimited,
               5.25% due 9/1/04....................................      202,772
   110,000   High Bridge, NJ, Regional Board of Education, General
               Obligation Unlimited, (FSA Insured),
               5.40% due 2/15/09...................................      111,988
   250,000   Hudson County, NJ, Certificates of Participation,
               Refunding--Correctional Facilities, (MBIA Insured),
               6.20% due 6/1/03....................................      258,662
   100,000   Hunterdon County, NJ, General Obligation Unlimited,
               4.20% due 12/15/04..................................       96,109
   200,000   Hunterdon, NJ, Central Regional High School District,
               General Obligation Unlimited, (FSA Insured),
               5.25% due 5/1/06....................................      202,360
   130,000   Jefferson Township, NJ, General Obligation Unlimited,
               Sewer Improvements, (AMBAC Insured),
               5.45% due 10/1/09...................................      131,963
   250,000   Jersey City, NJ, Municipal Utilities Authority Sewer
               Revenue, (FSA Insured),
               4.00% due 12/1/06...................................      230,270
   200,000   Jersey City, NJ, Municipal Utilities Authority Water
               Revenue, (FSA Insured),
               4.75% due 4/1/04....................................      198,300
   250,000   Jersey City, NJ, School Improvements, General
               Obligation Unlimited, (MBIA Insured),
               5.50% due 3/15/06...................................      255,010


                       See Notes to Financial Statements.
                                     --114--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                            NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
  $100,000   Lyndhurst Township, NJ, General Improvements, General
               Obligation Unlimited, (FGIC Insured),
               5.50% due 10/1/05...................................   $  102,537
   105,000   Manalapan-Englishtown, NJ, Regional Board of Education,
               General Obligation Unlimited, (School Board Residual
               Fund Insured),
               5.00% due 5/1/07....................................      104,387
   150,000   Mercer County, NJ, Improvement Authority Revenue,
               Refunding -- Government Leasing, (County
               Guaranteed -- A),
               5.40% due 12/1/05...................................      152,181
   100,000   Mercer County, NJ, Improvement Authority Revenue,
               Refunding -- Solid Waste, (County Guaranteed --
               Series 97),
               5.20% due 9/15/08...................................      100,263
   145,000   Middlesex County, NJ, Improvement Authority Revenue,
               5.45% due 9/15/11...................................      146,130
    50,000   Monmouth County, NJ, General Improvements Senior
               Lien -- Series A, General Obligation Unlimited,
               4.50% due 8/1/08....................................       47,349
    50,000   Moorestown Township, NJ, General Obligation Unlimited,
               (MBIA Insured),
               4.00% due 9/1/00....................................       49,954
   200,000   Morris Township, NJ, School District, General
               Obligation Unlimited,(School Board Residual Fund
               Insured),
               5.625% due 4/1/06...................................      205,828
   100,000   Mount Holly, NJ, Municipal Utility Authority Sewer
               Revenue, (MBIA Insured),
               5.00% due 12/1/13...................................       95,345
   100,000   New Jersey Building Authority Revenue, Refunding,
               General Improvement,
               4.50% due 6/15/04...................................       97,865
   250,000   New Jersey Economic Development Authority, Burlington
               Coat Factory, Refunding,
               5.60% due 9/1/05....................................      252,967
             New Jersey Economic Development Authority, Market
               Transition Facilities Revenue, Senior Lien --
               Series A, (MBIA Insured),
   200,000     5.70% due 7/1/05....................................      205,932
   125,000     5.75% due 7/1/06....................................      129,247
   100,000   New Jersey Economic Development Authority, Parking
               Facility Improvements, Elizabeth Development Project,
               (FGIC Insured),
               5.20% due 10/15/08..................................      100,133

                       See Notes to Financial Statements.
                                     --115--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                            NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
  $200,000   New Jersey Enviromental Infrastructure, Sewer
               Improvements,
               4.25% due 9/1/07....................................   $  186,544
   100,000   New Jersey Health Care Facilities Finance Authority
               Revenue, St. Joseph's Hospital, Refunding,
               5.00% due 7/1/03....................................       99,935
   400,000   New Jersey Health Care Facilities Finance Authority
               Revenue, Allegany Health, (MBIA Insured), Escrowed
               to Maturity,
               4.80% due 7/1/05....................................      395,288
   200,000   New Jersey Health Care Facilities Finance Authority
               Revenue, Kennedy Health System Series-- A, (MBIA
               Insured),
               5.00% due 7/1/09....................................      195,244
    75,000   New Jersey Health Care Facilities Finance Authority
               Revenue, Refunding, Mountainside Hospital, (MBIA
               Insured),
               4.60% due 7/1/00....................................       75,031
   125,000   New Jersey State Educational Facilities Authority
               Revenue, Higher Education Equipment Leasing Fund--
               Series A, (MBIA Insured),
               5.00% due 9/1/00....................................      125,294
             New Jersey State Educational Facilities Authority
               Revenue, Higher Education Facilities Trust Fund --
               Series A, (AMBAC Insured),
   100,000     5.125% due 9/1/02...................................      100,705
   100,000     5.125% due 9/1/08...................................       99,624
   350,000     5.125% due 9/1/07...................................      349,657
   225,000   New Jersey State Educational Facilities Authority
               Revenue, Princeton University -- Series A,
               5.50% due 7/1/05....................................      229,259
    95,000   New Jersey State Educational Facilities Authority
               Revenue, Princeton University -- Series F,
               4.375% due 7/1/08...................................       88,685
   200,000   New Jersey State Educational Facilities Authority
               Revenue, Higher Education Technology -- Series A,
               4.40% due 9/1/06....................................      190,420
   100,000   New Jersey State Educational Facilities Authority
               Revenue, Refunding-- Ramapo College-- Series E,
               (MBIA Insured),
               4.80% due 7/1/01....................................      100,209
   250,000   New Jersey State Highway Authority Garden State
               Parkway General Revenue, Highway Revenue Tolls,
               (AMBAC Insured),
               6.15% due 1/1/07....................................      258,252
   150,000   New Jersey State Housing and Mortgage Finance Agency
               Revenue, Home Buyer-- Series P, (MBIA Insured),
               5.05% due 4/1/07....................................      148,321

                       See Notes to Financial Statements.
                                     --116--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                            NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
  $200,000   New Jersey State Housing and Mortgage Finance Agency
               Revenue, Local or Guaranteed Housing -- Series A,
               (HUD Section 8),
               6.50% due 11/1/03...................................   $  206,816
   250,000   New Jersey State Housing and Mortgage Financial Agency
               Revenue, Multi Family Housing -- Series B, (FSA
               Insured),
               5.75% due 11/1/11...................................      251,658
    50,000   New Jersey State Housing Finance Agency Revenue,
               Refunding, (HUD Section 236),
               5.65% due 11/1/00...................................       50,042
   165,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A, (MBIA Insured),
               4.75% due 12/15/07..................................      160,161
   300,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A,
               5.00% due 6/15/12...................................      288,111
   150,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A, Escrowed to Maturity,
               5.30% due 12/15/01..................................      151,430
   200,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series B, (MBIA Insured),
               5.00% due 6/15/04...................................      200,224
   250,000   New Jersey State Turnpike Authority, Turnpike Revenue,
               Series A, (MBIA Insured),
               5.90% due 1/1/04....................................      257,618
   125,000   New Jersey Wastewater Treatment Trust -- Refunding --
               Series C, (MBIA Insured),
               6.25% due 5/15/03...................................      129,701
     5,000   New Jersey Wastewater Treatment Trust -- Unrefunded
               Balance -- Series A,
               6.00% due 7/1/09....................................        5,130
   140,000   New Jersey Wastewater Treatment Trust -- Series A,
               Prerefunded, 7/1/01 @ $102,
               6.00% due 7/1/09....................................      144,893
   130,000   North Brunswick Township, NJ, General Obligation
               Unlimited, (FGIC Insured),
               4.25% due 7/1/09....................................      118,669
   100,000   Ocean County, NJ, General Improvement, General
               Obligation Unlimited, Prerefunded 7/1/04 @ $102,
               5.65% due 7/1/06....................................      103,195

                       See Notes to Financial Statements.
                                     --117--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                            NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
  $250,000   Ocean County, NJ, General Obligation Unlimited,
               4.875% due 12/15/09.................................   $  242,235
    85,000   Ocean County, NJ, Utility Authority, Wastewater
               Revenue, Refunding,
               5.00% due 1/1/05....................................       84,924
   250,000   Ocean Township, NJ, Sewer Authority, Revenue Bonds --
               Series B, (FGIC Insured),
               6.00% due 12/1/07...................................      258,680
   200,000   Park Ridge, NJ, General Obligation Unlimited,
               5.60% due 11/1/03...................................      205,368
   100,000   Passaic County, NJ, General Obligation Unlimited,
               Refunding, (MBIA Insured),
               4.625% due 9/1/09...................................       94,823
   100,000   Passaic Valley, NJ, General Obligation Unlimited,
               (FGIC Insured),
               5.125% due 9/1/08...................................       99,959
   270,000   Passaic Valley, NJ, General Obligation Unlimited,
               (FSA Insured),
               5.00% due 11/15/04..................................      269,560
   100,000   Passaic Valley, NJ, Sewer Commission, Sewer System --
               Series D, (AMBAC Insured),
               5.75% due 12/1/09...................................      101,889
   130,000   Perth Amboy, NJ, Board of Education, General Obligation
               Unlimited, (MBIA Insured), Prerefunded 3/1/04 @ 102,
               6.20% due 8/1/06....................................      138,167
    60,000   Pleasantville, NJ, Sewer Utility, (MBIA Insured),
               7.875% due 10/15/00.................................       60,170
   150,000   Ridgefield Park, NJ, Board of Education, General
               Obligation Unlimited, (FSA Insured),
               4.70% due 7/1/06....................................      148,251
   500,000   Ridgewood, NJ, General Obligation Unlimited,
               5.20% due 10/1/08...................................      502,690
   125,000   Rutgers State University, NJ, Refunding -- Series S,
               5.25% due 5/1/07....................................      125,600
             South Brunswick Township, NJ, General Obligation
               Unlimited, (MBIA Insured),
   135,000     5.25% due 10/1/03...................................      136,596
   130,000     5.35% due 4/1/06....................................      131,413
   250,000   Southern Regional High School District, NJ, General
               Obligation Unlimited, (MBIA Insured),
               5.40% due 9/1/04....................................      254,720


                       See Notes to Financial Statements.
                                     --118--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                            NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                          APRIL 30, 2000 -- (UNAUDITED)
    FACE
   AMOUNT                                                               VALUE
--------------                                                       ----------

MUNICIPAL BONDS -- (CONTINUED)
  $160,000   Sparta Township, NJ, School District, General
               Obligation Unlimited, (MBIA Insured),
               5.75% due 9/1/04....................................   $  165,186
   100,000   Surf City, NJ, General Obligation Unlimited, (MBIA
               Insured),
               5.15% due 1/15/06...................................      100,615
    85,000   Tewksbury Township, NJ, Board of Education, General
               Obligation Unlimited, (FSA Insured),
               5.00% due 1/15/02...................................       85,462
   150,000   Warren Township, NJ, School District, General
               Obligation Unlimited (School Board Residual Fund
               Insured),
               5.35% due 3/15/10...................................      151,898
   100,000   West Orange, NJ, General Obligation Unlimited,
               5.10% due 1/1/05....................................      100,447
             West Windsor Township, NJ, General Obligation
               Unlimited, Refunding,
   280,000     4.00% due 7/15/06...................................      259,661
   250,000     4.50% due 7/15/07...................................      238,553
   350,000   Western Monmouth Utilities Authority, NJ, Revenue,
               Series A, (AMBAC Insured),
               5.25% due 2/1/09....................................      350,564
   100,000   Woodbridge Township, NJ, General Obligation Unlimited,
               Refunding, (FGIC Insured),
               4.00% due 8/15/06...................................       92,553
                                                                     -----------
             TOTAL MUNICIPAL BONDS
               (Cost $16,780,062)..................................   16,481,749
                                                                     -----------
TOTAL INVESTMENTS (Cost $16,780,062)......................  99.3%    $16,481,749
OTHER ASSETS IN EXCESS OF LIABILITIES.....................   0.7         110,946
                                                           -----     -----------
NET ASSETS................................................ 100.0%    $16,592,695
                                                           ======    ===========
NET ASSET VALUE($16,592,695 DIVIDED BY 1,676,602
  SHARES OUTSTANDING).....................................           $      9.90
                                                                     ===========
------------------
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FSA -- Financial Security Assurance Inc.
HUD -- Housing and Urban Development
MBIA -- Municipal Bond Investors Assurance



                       See Notes to Financial Statements.
                                     --119--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. As of April 30, 2000, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

   The preparation of financial statements in conformity with accounting principles generally accepted in the UnitedStates requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   PORTFOLIO VALUATION: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchased commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains of various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.



                                    --120--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


   FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

      The Glenmede Trust Company (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

   Investment Company Capital Corp. ("ICC") provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"). This fee is computed daily and paid monthly at the following annual rates: 0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each Portfolio based on its relative net assets.

   The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

   Expenses for the six month period ended April 30, 2000 include legal fees paid to Drinker Biddle &Reath LLP. A partner of the law firm is secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

   For the six month period ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

PORTFOLIO                                          PURCHASES            SALES
--------------                                     ---------          ----------
Muni Intermediate Portfolio ................       $845,652           $1,415,561
New Jersey Muni Portfolio...................        484,702            1,483,097


                                     --121--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

   On April 30, 2000, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                        APPRECIATION      DEPRECIATION
--------------                                   ------------      ------------
Muni Intermediate Portfolio.................        $99,036           $149,515
New Jersey Muni Portfolio...................         48,733            347,046

4. SHARES OF BENEFICIAL INTEREST

   The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                     SIX MONTHS ENDED          YEAR ENDED
                                          4/30/00               10/31/99
                                  ---------------------   ---------------------
                                   Shares      Amount      Shares      Amount
                                  --------    ---------    --------    ---------
MUNI INTERMEDIATE PORTFOLIO:
    Sold.........................   79,925  $   805,000   215,979   $ 2,255,900
    Redeemed..................... (134,640)  (1,358,097) (476,937)   (4,987,491)
                                  --------  -----------  --------   -----------
    Net decrease.................  (54,715) $  (553,097) (260,958)  $(2,731,591)
                                  ========  ===========  ========   ===========


NEW JERSEY MUNI PORTFOLIO:
    Sold.........................   97,221  $   966,000   361,931   $ 3,735,500
    Redeemed..................... (215,331)  (2,137,429) (244,617)   (2,511,205)
                                  --------  -----------  --------   -----------
    Net increase/(decrease)...... (118,110) $(1,171,429)  117,314   $ 1,224,295
                                  ========  ===========  ========   ===========


5. CAPITAL LOSS CARRYFORWARD

   On April 30, 2000, the Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                                EXPIRING    EXPIRING    EXPIRING   EXPIRING   EXPIRING   EXPIRING
PORTFOLIO                        IN 2002     IN 2003    IN 2004    IN 2005    IN 2006    IN 2007
 ---------------               --------     --------    --------   --------   --------   --------
Muni Intermediate Portfolio.   $143,831     $549,436    $ 2,107     $42,723    $    --   $    --
New Jersey Muni Portfolio...     56,593       21,708     11,660          --      1,722     2,683



                                     --122--

                            ------------------------
                             THE GLENMEDE PORTFOLIOS
                            ------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
                                   (UNAUDITED)


6. CONCENTRATION OF CREDIT

   The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent. As of April 30, 2000, the Muni Intermediate Portfolio maintained all of its investments in debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions and the New Jersey Muni Portfolio maintained a majority of its investments in debt obligations issued by the State of New Jersey and its political subdivisions.

7. NET ASSETS

   On April 30, 2000, net assets consisted of:


                                                         MUNI        NEW JERSEY
                                                     INTERMEDIATE       MUNI
                                                       PORTFOLIO      PORTFOLIO
                                                    --------------  ------------
Par Value.........................................   $     1,575   $     1,677
Paid in Capital in excess of par value............    16,606,009    16,938,016
Undistributed net investment income...............        62,021        60,824
Accumulated net realized loss on investments......      (768,251)     (109,509)
Net unrealized depreciation of investments .......       (50,480)     (298,313)
                                                     -----------  -----------
     Total Net Assets.............................   $15,850,874   $16,592,695
                                                     ===========   ===========


                                     --123--

               THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS

                         OFFICERS AND DIRECTORS/TRUSTEES

John W. Church, Jr.                          Mary Ann B. Wirts
   Chairman,                                    President
   Director/Trustee
                                             Kimberly C. Osborne
H. Franklin Allen, Ph.D.                        Executive Vice President,
   Director/Trustee                             Treasurer

Willard S. Boothby, Jr.                      Michael P. Malloy
   Director/Trustee                             Secretary

Frank J. Palamara
   Director/Trustee

G. Thompson Pew, Jr.
   Director/Trustee











INVESTMENT ADVISOR                           INVESTMENT SUB-ADVISORS
 The Glenmede Trust Company                   (for Emerging Markets Portfolio)
 One Liberty Place                            Pictet International Management
 1650 Market Street, Suite 1200                 Limited
 Philadelphia, Pennsylvania 19103             Tower 42, Level 37
                                              25 OldBroadStreet
ADMINISTRATOR                                 London, United Kingdom ECN 1.HQ
 Investment Company Capital Corp.
 P.O. Box 515                                 (for Small Capitalization Growth
 Baltimore, Maryland 21203                      Portfolio)
                                              TCW Investment Management Company
CUSTODIAN                                     865 South Figueroa Street
 The Chase Manhattan Bank, N.A.               Los Angeles, California 90017
 3 Chase Metrotech Center
 Brooklyn, NY 11245                           Winslow Capital Management, Inc.
                                              4720 IDS Tower
LEGAL COUNSEL                                 80 South Eighth Street
 Drinker Biddle & Reath LLP                   Minneapolis, Minnesota 55402
 One Logan Square
 18th & Cherry Streets                       DISTRIBUTOR
 Philadelphia, Pennsylvania 19103-6996        ICC Distributors, Inc.
                                              Two Portland Square
INDEPENDENT ACCOUNTANTS                       Portland, Maine 04101
 PricewaterhouseCoopers LLP
 250 West Pratt Street
 Baltimore, Maryland 21201





                                     --124--

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
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
The report is submitted for the general  information of the  shareholders of The

Glenmede  Fund,  Inc.  and The Glenmede  Portfolios.  It is not  authorized  for distribution  to  prospective  investors  unless  accompanied  or preceded by an effective  prospectus for the Funds, which contains  information  concerning the

Fund's investment policies and expenses as well as other pertinent information.